UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Currency Strategy, Fixed Income and Alternative Funds

Semi-Annual Report

February 28, 2015

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

Alternative Funds:

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	95.3%
Other Assets less Liabilities‡	4.7%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/5/15	57.0%
U.S. Treasury Bill, 0.01%, 3/19/15	28.0%
U.S. Treasury Bill, 0.01%, 4/2/15	10.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	12.96%	13.68%	10.68%
Fund Market Price Returns	12.98%	13.66%	10.71%
Bloomberg Dollar Total Return Index	13.58%	14.63%	11.65%
Bloomberg Dollar Spot Index	13.88%	15.31%	12.28%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	78.0%
Repurchase Agreement	34.4%
Other Assets less Liabilities‡	-12.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/26/15	78.0%
Deutsche Bank, tri-party repurchase agreement, 0.07%, 3/2/15††	34.4%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Brazilian Real Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-17.76%	-10.05%	-9.27%	-2.04%	-0.42%
Fund Market Price Returns	-17.20%	-9.13%	-8.95%	-1.97%	-0.49%
JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil	-17.64%	-9.69%	-8.83%	-1.42%	0.65%
Brazilian real	-21.75%	-16.86%	-17.79%	-8.14%	-7.71%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	43.2%
Time Deposits	25.5%
Repurchase Agreement	30.7%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
Citigroup, Inc., tri-party repurchase agreement, 0.07%, 3/2/15††	30.7%
U.S. Treasury Bill, 0.01%, 4/2/15	24.4%
U.S. Treasury Bill, 0.01%, 3/5/15	18.8%
BNP Paribas S.A., 4.34%, 3/20/15	6.4%
Deutsche Bank AG, 4.70%, 3/20/15	6.4%
Standard Chartered Bank, 3.50%, 3/20/15	6.4%
Barclays Capital, Inc., 3.20%, 3/20/15	6.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-0.32%	-0.13%	1.32%	1.57%	1.63%
Fund Market Price Returns	-0.37%	-0.29%	1.32%	1.49%	1.45%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China	-1.18%	0.04%	1.40%	1.97%	2.40%
Chinese yuan	0.28%	0.38%	1.24%	2.13%	1.93%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	69.2%
Repurchase Agreement	27.7%
Other Assets less Liabilities‡	3.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/5/15	69.2%
Citigroup, Inc., tri-party repurchase agreement, 0.07%, 3/2/15††	27.7%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Commodity Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of money market rates in selected commodity-producing countries and changes in value of such countries’ currencies relative to the U.S. dollar. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. The Fund intends to invest in commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. This list may change based on market developments. Although this Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-15.07%	-13.39%	-8.07%	-3.51%
Fund Market Price Returns	-15.03%	-13.22%	-7.89%	-3.50%
Barclays Commodity Producers Currency Index	-18.13%	-15.53%	-10.05%	-5.09%
Equal-Weighted Commodity Currency Composite	-14.86%	-12.91%	-7.44%	-2.83%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on September 24, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	79.3%
Repurchase Agreement	17.7%
Other Assets less Liabilities‡	3.0%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/5/15	51.4%
U.S. Treasury Bill, 0.00%, 4/2/15	27.9%
Citigroup, Inc., tri-party repurchase agreement, 0.07%, 3/2/15††	17.7%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government securities.

The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-9.89%	-7.21%	-4.74%	-1.52%	0.27%
Fund Market Price Returns	-10.22%	-7.46%	-4.71%	-1.60%	0.06%
JP Morgan Emerging Local Markets Index Plus (ELMI+)	-9.93%	-7.98%	-3.44%	-0.69%	0.99%
Equal-Weighted Emerging Currency Composite	-9.56%	-6.51%	-4.05%	-0.76%	1.06%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 6, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	73.6%
Repurchase Agreement	18.6%
Other Assets less Liabilities‡	7.8%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/5/15	73.6%
Citigroup, Inc., tri-party repurchase agreement, 0.07%, 3/2/15††	18.6%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

††	Fully collateralized by U.S. Government agency securities.

The WisdomTree Indian Rupee Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in very short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	0.47%	6.28%	-1.06%	-0.06%	0.45%
Fund Market Price Returns	0.94%	5.81%	-0.88%	-0.11%	0.36%
JP Morgan Emerging Local Markets Index Plus (ELMI+) India	1.18%	6.88%	-0.37%	0.66%	1.48%
Indian rupee	-2.09%	8.16%	-9.31%	-4.59%	-5.37%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Country Breakdown† as of 2/28/15

Country	% of Net Assets
Supranational Bonds	19.0%
Malaysia	12.6%
Singapore	12.6%
South Korea	10.7%
Australia	6.6%
Philippines	6.2%
Hong Kong	5.9%
Thailand	4.8%
China	4.3%
Indonesia	4.0%
Taiwan	3.3%
New Zealand	3.0%
Other Assets less Liabilities‡	7.0%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
Malaysia Government Bond, 3.26%, 3/1/18, Series 0213	8.0%
Korea Treasury Bond, 5.75%, 9/10/18, Series 1809	6.5%
Singapore Government Bond, 2.88%, 7/1/29	4.3%
Hong Kong Government Bond Programme, 2.46%, 8/4/21	4.3%
Korea Treasury Bond, 3.50%, 3/10/24, Series 2403	4.2%
International Finance Corp., 8.25%, 6/10/21	4.0%
Western Australian Treasury Corp., 7.00%, 10/15/19, Series 19	3.8%
Nordic Investment Bank, 3.50%, 1/30/18	3.4%
Export-Import Bank of Korea, 0.70%, 7/1/16, Reg S	3.3%
Philippine Government International Bond, 4.95%, 1/15/21	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-4.98%	-0.53%	-1.72%	0.37%
Fund Market Price Returns	-5.09%	-0.78%	-1.76%	0.22%
HSBC Asian Local Bond Index	-1.11%	4.63%	1.15%	3.08%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 17, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

Country Breakdown† as of 2/28/15

Country	% of Net Assets
Australia	63.5%
Supranational Bonds	23.4%
New Zealand	11.8%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
Western Australian Treasury Corp., 7.00%, 7/15/21, Series 21	6.2%
Australia Government Bond, 3.25%, 10/21/18, Series 141	5.2%
Australia Government Bond, 4.25%, 7/21/17, Series 135	5.2%
Treasury Corp. of Victoria, 6.00%, 10/17/22, Series 1022	4.8%
International Bank for Reconstruction & Development, 5.75%, 10/21/19, Series GDIF	4.7%
International Finance Corp., 5.75%, 7/28/20	4.7%
Tasmanian Public Finance, 5.00%, 9/20/17, Series 17	4.2%
New South Wales Treasury Corp., 6.00%, 5/1/20, Series 520	3.7%
Asian Development Bank, 5.00%, 3/9/22	3.4%
Landwirtschaftliche Rentenbank, 5.50%, 3/29/22	3.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its investment objective through investments in fixed income instruments denominated in Australian or New Zealand dollars.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.45%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	-11.00%	-4.36%	-3.98%	2.23%	1.40%
Fund Market Price Returns[2]	-11.20%	-4.10%	-3.90%	2.05%	1.16%
Citigroup Australian Broad Investment-Grade Bond Index	-11.30%	-2.74%	-3.40%	4.85%	5.08%
Spliced Australia & New Zealand Debt Composite	-9.95%	-2.43%	-2.26%	3.68%	2.65%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 25, 2008.
[2]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Agencies	34.8%
U.S. Government Obligations	26.9%
Corporate Bonds	23.3%
Commercial Mortgage-Backed Securities	3.2%
Foreign Corporate Bonds	2.7%
Supranational Bonds	1.9%
Foreign Government Obligations	1.8%
Municipal Bonds	0.8%
Other Assets less Liabilities‡	4.6%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Note, 0.63%, 7/15/16	21.1%
Federal National Mortgage Association, 5.00%, 3/1/45	2.5%
Federal National Mortgage Association, 4.50%, 3/1/45	2.4%
Federal Home Loan Mortgage Corp., 4.50%, 3/1/45	2.4%
Federal Home Loan Mortgage Corp., 2.38%, 1/13/22	2.3%
U.S. Treasury Bond, 4.50%, 2/15/36	2.1%
Federal Home Loan Mortgage Corp., 4.00%, 3/1/45	2.0%
Federal National Mortgage Association, 3.50%, 3/1/45	2.0%
Federal National Mortgage Association, 3.00%, 3/1/45	1.9%
European Investment Bank, 4.00%, 2/16/21	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration (the “Index”).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.28%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.97%	-6.38%	-7.06%
Fund Market Price Returns	-3.01%	-6.28%	-6.83%
Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration	-3.19%	-5.90%	-6.33%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Agencies	35.3%
U.S. Government Obligations	29.7%
Corporate Bonds	21.9%
Foreign Corporate Bonds	3.4%
Commercial Mortgage-Backed Securities	3.3%
Foreign Government Obligations	1.8%
Supranational Bonds	1.5%
Municipal Bonds	0.7%
Other Assets less Liabilities‡	2.4%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Note, 0.63%, 7/15/16	18.9%
Federal Home Loan Mortgage Corp., 2.38%, 1/13/22	2.8%
U.S. Treasury Note, 0.38%, 3/31/16	2.5%
Federal National Mortgage Association, 5.00%, 3/1/45	2.4%
Federal Home Loan Mortgage Corp., 4.50%, 3/1/45	2.4%
U.S. Treasury Note, 1.75%, 5/31/16	2.3%
U.S. Treasury Bond, 3.63%, 8/15/43	2.3%
Federal National Mortgage Association, 4.50%, 3/1/45	2.2%
Federal National Mortgage Association, 0.88%, 5/21/18	2.2%
Federal Home Loan Mortgage Corp., 4.00%, 3/1/45	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.23%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.28%	0.08%	0.48%
Fund Market Price Returns	-0.46%	0.06%	0.49%
Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration	-0.09%	0.88%	1.19%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	99.9%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Floating Rate Note, 0.09%, 4/30/16	25.0%
U.S. Treasury Floating Rate Note, 0.07%, 1/31/16	25.0%
U.S. Treasury Floating Rate Note, 0.09%, 7/31/16	25.0%
U.S. Treasury Floating Rate Note, 0.07%, 10/31/16	24.9%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Bloomberg Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s net and gross annual expense ratios were 0.15% and 0.20%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.15% through December 31, 2015.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.04%	-0.04%	-0.07%
Fund Market Price Returns	-0.24%	-0.44%	-0.45%
Bloomberg U.S. Treasury Floating Rate Bond Index	0.01%	0.11%	0.07%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 4, 2014.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	11

Performance Summary (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
Corporate Bonds	86.5%
Foreign Corporate Bonds	7.4%
Other Assets less Liabilities‡	6.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
Sprint Communications, Inc., 9.00%, 11/15/18	3.0%
International Lease Finance Corp., 8.75%, 3/15/17	2.9%
Navient Corp., 8.45%, 6/15/18	2.7%
CIT Group, Inc., 5.00%, 5/15/17	2.7%
Ally Financial, Inc., 5.50%, 2/15/17	2.7%
General Motors Co., 3.50%, 10/2/18	2.5%
ArcelorMittal, 5.25%, 2/25/17	2.4%
DISH DBS Corp., 4.25%, 4/1/18	2.1%
Pactiv LLC, 8.13%, 6/15/17	2.0%
Cablevision Systems Corp., 7.75%, 4/15/18	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index (the “Index”).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.48%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-4.86%	-8.43%	-8.64%
Fund Market Price Returns	-5.63%	-7.70%	-8.60%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index	-5.12%	-7.53%	-7.13%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
Corporate Bonds	86.3%
Foreign Corporate Bonds	10.8%
Other Assets less Liabilities‡	2.9%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
International Lease Finance Corp., 8.75%, 3/15/17	3.3%
Navient Corp., 8.45%, 6/15/18	3.2%
Ally Financial, Inc., 5.50%, 2/15/17	2.8%
Sprint Communications, Inc., 9.00%, 11/15/18	2.7%
General Motors Co., 3.50%, 10/2/18	2.5%
ArcelorMittal, 5.25%, 2/25/17	2.4%
CIT Group, Inc., 5.00%, 5/15/17	2.3%
DISH DBS Corp., 4.25%, 4/1/18	2.2%
Cablevision Systems Corp., 7.75%, 4/15/18	2.0%
NRG Energy, Inc., 7.63%, 1/15/18	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index (the “Index”).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.43%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.68%	0.47%	1.08%
Fund Market Price Returns	-1.63%	0.51%	0.61%
BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index	-1.09%	0.45%	1.73%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	13

Performance Summary (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

Country Breakdown† as of 2/28/15

Country	% of Net Assets
Brazil	17.7%
Mexico	13.4%
Russia	8.9%
China	7.2%
Hong Kong	5.8%
Indonesia	5.2%
Colombia	5.1%
India	5.0%
United Arab Emirates	3.6%
Qatar	3.0%
Morocco	2.9%
Kazakhstan	2.8%
South Africa	2.7%
Turkey	2.2%
Chile	2.1%
Peru	2.0%
Singapore	1.3%
Macau	1.1%
Jamaica	1.0%
Other Assets less Liabilities‡	7.0%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
Petrobras Global Finance B.V., 5.38%, 1/27/21	4.1%
Mexichem S.A.B. de C.V., 4.88%, 9/19/22, Reg S	3.9%
MDC-GMTN B.V., 5.50%, 4/20/21, Reg S	3.6%
Braskem Finance Ltd., 5.75%, 4/15/21, Reg S	3.5%
VimpelCom Holdings B.V., 7.50%, 3/1/22, Reg S	3.3%
Southern Copper Corp., 5.25%, 11/8/42	3.2%
Vale Overseas Ltd., 4.38%, 1/11/22	3.1%
Pertamina Persero PT, 5.63%, 5/20/43, Reg S	3.0%
Ooredoo International Finance Ltd., 4.75%, 2/16/21, Reg S	3.0%
OCP S.A., 5.63%, 4/25/24, Reg S	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in debt securities issued by corporate entities that are domiciled in, or economically tied to, emerging market countries.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.60%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-4.92%	0.32%	3.55%
Fund Market Price Returns	-5.98%	0.52%	3.29%
JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad	-1.55%	3.24%	4.41%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on March 8, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Country Breakdown† as of 2/28/15

Country	% of Net Assets
Malaysia	10.8%
Poland	10.6%
Mexico	10.6%
Brazil	10.1%
Indonesia	5.7%
South Africa	4.9%
South Korea	4.8%
Supranational Bonds	4.4%
Philippines	4.0%
Thailand	4.0%
Chile	3.9%
China	3.8%
Romania	3.6%
Peru	3.5%
Russia	3.4%
Turkey	3.2%
Colombia	3.2%
United States	2.1%
Other Assets less Liabilities‡	3.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
Malaysia Government Bond, 4.38%, 11/29/19, Series 0902	3.5%
Malaysia Government Bond, 3.42%, 8/15/22, Series 0112	2.6%
Brazil Letras do Tesouro Nacional, 8.87%, 7/1/16	2.2%
Indonesia Treasury Bond, 8.38%, 9/15/26, Series FR56	2.2%
Philippine Government International Bond, 4.95%, 1/15/21	2.1%
Poland Government Bond, 5.50%, 10/25/19, Series 1019	2.1%
Citigroup, Inc., tri-party repurchase agreement, 0.07%, 3/2/15††	2.1%
Malaysia Government Bond, 4.39%, 4/15/26, Series 0311	2.1%
Poland Government Bond, 3.75%, 4/25/18, Series 0418	2.0%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/23, Series F	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).
††	Fully collateralized by U.S. Government securities.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the local currencies of emerging market countries.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.55%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-10.83%	-5.58%	-4.31%	-0.37%
Fund Market Price Returns	-10.18%	-4.90%	-4.15%	-0.46%
JP Morgan GBI-EM Global Diversified Index	-11.43%	-5.83%	-3.54%	0.36%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 9, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	15

Performance Summary (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	94.5%
Other Assets less Liabilities‡	5.5%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/12/15	20.3%
U.S. Treasury Bill, 0.00%, 4/23/15	20.3%
U.S. Treasury Bill, 0.01%, 5/21/15	20.3%
U.S. Treasury Bill, 0.02%, 5/7/15	17.3%
U.S. Treasury Bill, 0.01%, 4/2/15	16.3%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Interest Rate Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Interest Rate Strategy Index (the “Index”).

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.50%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	2.56%	1.71%	0.42%
Fund Market Price Returns	2.21%	1.40%	-0.08%
WisdomTree Japan Interest Rate Strategy Index	2.78%	2.35%	1.06%
Bloomberg/EFFAS Bond Indices Japan Government 5-10 year Total Return	1.56%	2.57%	2.72%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on December 18, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

Country Breakdown† as of 2/28/15

Country	% of Net Assets
United States	58.9%
United Kingdom	12.7%
Netherlands	4.1%
France	3.7%
Italy	3.1%
Russia	2.6%
Brazil	2.6%
Germany	2.5%
Belgium	2.1%
Australia	1.6%
Mexico	1.4%
Colombia	0.9%
Canada	0.8%
Luxembourg	0.4%
Other Assets less Liabilities‡	2.6%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.75%, 12/1/43	4.1%
Rock-Tenn Co., 4.45%, 3/1/19	3.5%
Bank of America Corp., 3.30%, 1/11/23	3.3%
Intesa Sanpaolo SpA, 5.02%, 6/26/24	3.1%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	3.1%
Barclays Bank PLC, 7.63%, 11/21/22	3.0%
Chrysler Group LLC, 8.25%, 6/15/21	2.9%
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	2.9%
General Electric Capital Corp., 6.88%, 1/10/39	2.7%
Numericable-SFR, 6.00%, 5/15/22	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Strategic Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective through investment in debt securities issued by corporate entities that are organized in or maintain their principal place of business in countries throughout the world, including the U.S. The issuers of such debt will include public, private, and state-owned or sponsored corporations.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s net and gross annual expense ratios were 0.45% and 0.50%, respectively. WisdomTree Asset Management, Inc. has contractually agreed to limit the Management Fee to 0.45% through December 31, 2015.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	1.97%	5.32%	4.63%
Fund Market Price Returns	1.36%	5.26%	4.25%
Barclays Global Credit Index (Hedged)	2.03%	6.24%	8.21%
Global Corporate Composite (Hedged)	1.90%	6.00%	5.02%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 31, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	17

Performance Summary (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

Country Breakdown† as of 2/28/15

Country	% of Net Assets
United States	41.1%
Mexico	7.3%
United Kingdom	5.6%
Australia	5.5%
Canada	4.1%
South Africa	4.1%
Sweden	3.8%
Brazil	3.6%
Colombia	2.5%
Turkey	2.3%
France	1.7%
Other Assets less Liabilities‡	18.4%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Inflation Indexed Bond, 3.38%, 4/15/32	11.3%
U.S. Treasury Inflation Indexed Note, 0.63%, 1/15/24	6.3%
U.S. Treasury Inflation Indexed Bond, 2.38%, 1/15/25	6.3%
WisdomTree Equity Income Fund	4.8%
Sweden Inflation Linked Bond, 4.00%, 12/1/20, Series 3102	3.8%
Australia Inflation Linked Bond, 4.00%, 8/20/20, Series 20CI	3.6%
U.S. Treasury Inflation Indexed Note, 2.13%, 1/15/19	3.4%
United Kingdom Inflation Linked Gilt, 1.25%, 11/22/27, Reg S	3.0%
WisdomTree Global Natural Resources Fund	3.0%
America Movil S.A.B. de C.V., 5.00%, 3/30/20	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Real Return Fund (the “Fund”) seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.65%. The prospectus expense ratio includes 0.05% of acquired fund fees and expenses (“AFFEs”). The prospectus expense ratio may not correlate to the expense ratio in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include AFFEs, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-5.67%	-2.33%	-2.08%	-1.91%
Fund Market Price Returns	-1.89%	-0.02%	-0.82%	-1.63%
BofA Merrill Lynch Global Diversified Inflation-Linked Index	-5.78%	0.02%	0.37%	1.68%
BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged)	1.93%	8.15%	3.41%	4.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 14, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

Investment Breakdown† as of 2/28/15

Investment Type	% of Net Assets
U.S. Government Obligations	84.8%
Other Assets less Liabilities‡	15.2%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 2/28/15

Description	% of Net Assets
U.S. Treasury Bill, 0.02%, 4/9/15	82.8%
U.S. Treasury Bill, 0.06%, 6/4/15	1.8%
U.S. Treasury Bill, 0.01%, 3/12/15	0.2%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated January 1, 2015, the Fund’s annual expense ratio was 0.95%.

Performance as of 2/28/15

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	2.89%	6.53%	-0.12%	-3.06%
Fund Market Price Returns	3.04%	6.58%	-0.06%	-3.07%
Diversified Trends Indicator Index	3.40%	7.73%	1.04%	-1.92%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on January 5, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	19

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Barclays Commodity Producers Currency Index:

The Barclays Commodity Producers Currency Index (“CPCI-6”) tracks the performance of long positions in the equally weighted six commodity currencies versus the U.S. dollar, expressed through one-month cash settled forward rate agreements. The six commodity currencies included in CPCI-6 are the Australian dollar, Brazilian real, Canadian dollar, Norwegian krone, Russian ruble, and South African rand. These currencies are selected to represent six resource rich economies, diversified in terms of geography, major commodities items exported and across developed and emerging economies.

Barclays Global Credit Index (Hedged):

The Barclays Global Credit Index (Hedged) contains investment-grade and high-yield credit securities from the Barclays Multiverse Index, which is a broad-based measure of the global fixed-income bond market. The Barclays Multiverse Index is the union of the Barclays Global Aggregate Index and the Barclays Global High Yield Index and captures investment grade and high yield securities in all eligible currencies. The Barclays Multiverse Index family includes a wide range of standard and customized subindices by sector, quality, maturity, and country.

Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration:

The Barclays Rate Hedged U.S. Aggregate Bond Index, Negative Five Duration combines long positions in the Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of -5 years. Market values of long and short positions are rebalanced at month-end.

Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration:

The Barclays Rate Hedged U.S. Aggregate Bond Index, Zero Duration combines long positions in the Barclays U.S. Aggregate Bond Index with short positions in U.S. Treasury Bonds to provide a duration exposure of 0 years. Market values of long and short positions are rebalanced at month-end.

Bloomberg Dollar Spot Index:

The Bloomberg Dollar Spot Index tracks the performance of a basket of 10 leading global currencies versus the U.S. dollar. Each currency in the basket and its weight is determined annually based on its share of international trade and foreign exchange (FX) liquidity.

Bloomberg Dollar Total Return Index:

The Bloomberg Dollar Total Return Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

Bloomberg U.S. Treasury Floating Rate Bond Index:

The Bloomberg U.S. Treasury Floating Rate Bond Index is a rules-based, market-value weighted index engineered to measure the performance and characteristics of floating rate coupon U.S. Treasuries which have a maturity greater than 12 months. To be included in the index a security must have a minimum par of 1,000MM.

20	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

Bloomberg/EFFAS Bond Indices Japan Government 5-10 Year Total Return:

The Bloomberg/EFFAS indices are designed as transparent benchmarks for government bond markets. Indices are grouped by country and maturity sectors. Bloomberg computes daily returns and index characteristics for each sector.

BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index:

The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Negative Seven Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on the run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a negative seven year duration. Market values of long and short positions are rebalanced at month-end.

BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index:

The BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index tracks the performance of the combination of a long position in short maturity U.S. high yield bonds and a short position in on the run U.S. Treasuries where the net interest rate exposure of the index is adjusted to a zero year duration. Market values of long and short positions are rebalanced at month-end.

BofA Merrill Lynch Global Diversified Inflation-Linked Index:

The BofA Merrill Lynch Global Diversified Inflation-Linked Index is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency.

BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged):

The BofA Merrill Lynch Global Diversified Inflation-Linked Index (Hedged) is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency but hedges the foreign currency exposures using forward currency contracts.

Citigroup Australian Broad Investment-Grade Bond Index:

The Citigroup Australian Broad Investment-Grade Bond Index is a market capitalization-weighted index designed to represent the Australian fixed-coupon bond market, including government, semi-government, and investment grade credit markets (including supranational issuers).

Diversified Trends Indicator Index:

The Diversified Trends Indicator (“DTI”) Index is a long/short rules-based index that consists of ten commodity sectors and eight financial sectors. Each month the DTI Index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 40% commodities and 60% financials (when energy is flat). Each sector (other than the energy sector) is positioned either long or short depending on the current market environment (the energy sector is positioned as either “long” or “flat” (i.e., no exposure)). The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	21

Description of Terms and Indexes (unaudited) (continued)

Equal-Weighted Commodity Currency Composite:

A composite incorporating equal-weighted exposures to the currencies within the Commodity Currency Strategy Fund was constructed as a benchmark for Fund performance. Returns for the individual emerging market currencies are represented by the return of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Returns for the individual developed market countries are represented by the returns of the BofA Merrill Lynch One-Month Constant Maturity LIBID Index for each country. The JP Morgan indices use a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the returns for emerging currency positions. The BofA Merrill Lynch indices track a consistent investment in one-month bank deposits denominated in the specified currency. Within the composite, currency exposures are rebalanced back to equal-weight at the end of the month in which the Fund rebalances its portfolio. Changes to currencies within the Fund are reflected in the composite at the end of the month they are added to, or deleted from, the Fund.

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Strategy Fund was constructed as an additional gauge of Emerging Currency Strategy Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Indonesia, South Africa, Turkey, India, China, Russia and South Korea, using the total returns of the country subindices of the JP Morgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Strategy Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

Forward Currency Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

Global Corporate Composite (Hedged):

The Global Corporate Composite (Hedged) consists of a blend of 75% Barclays Global Aggregate Corporate Index — Hedged USD and 25% Barclays Global High Yield Index — Hedged USD. The Barclays Global Aggregate Index provides a broad-based measure the global investment grade fixed-rate debt markets. The Barclays Global High-Yield Index provides a broad-based measure of the global high-yield fixed income markets.

HSBC Asian Local Bond Index:

The HSBC Asian Local Bond Index (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries: Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

22	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad:

The JP Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad is a market capitalization-weighted index consisting of U.S. dollar-denominated emerging market corporate bonds. The index serves as a global corporate benchmark representing Asia, Latin America, Europe and Middle East/Africa. U.S. dollar-denominated corporate issues from index-eligible countries are narrowed further by only including issues with more than $300 million current face outstanding and at least five years to maturity (at the time of inclusion into the index).

JP Morgan Emerging Local Markets Index Plus (ELMI+):

The JP Morgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JP Morgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Emerging Local Markets Index Plus (ELMI+) India:

The India subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index:

The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index tracks the performance of local currency debt issued by emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

LIBID:

London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	23

Description of Terms and Indexes (unaudited) (continued)

Sovereign Debt:

Debt that is the direct obligation of a government issuer.

Spliced Australia & New Zealand Debt Composite:

A spliced index which tracks the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011. Thereafter, the composite tracks an 80%/20% weighted exposure to the local currency bond markets of Australia and New Zealand, respectively. Performance for Australia is proxied by the total returns of the Citigroup Australian Broad Investment-Grade Bond Index. Performance for the New Zealand bond market is proxied by the JP Morgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly. The BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits. The JP Morgan New Zealand Government Bond Index is a market capitalization-weighted index of locally denominated, fixed rate government debt.

Spot Rate:

A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The Brazilian real “spot” return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate using WM/Reuters London closing rates. The Chinese yuan and Indian rupee “spot” return rate relative to the U.S. dollar calculated by WisdomTree is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate using Tullett Prebon Singapore closing rates.

WisdomTree Japan Interest Rate Strategy Index:

The WisdomTree Japan Interest Rate Strategy Index is designed to provide long exposure to monthly U.S. Treasury Bill returns plus short exposure to the monthly performance of Japanese government bonds while at the same time offsetting a portion of the exposure to fluctuations of the Japanese yen relative to the U.S. dollar (the amount of currency exposure to be offset is determined periodically with reference to its contribution to the overall volatility of the index).

24	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (concluded)

Alpha Financial Technologies, LLC (“AFT”) has developed, maintained and owns rights to the methodology that is employed in connection with the Diversified Trends IndicatorTM (“DTI”). DTI® is a registered mark of AFT. The WisdomTree Managed Futures Strategy Fund is not sponsored, endorsed, sold or promoted by AFT. The DTI was created, compiled, maintained and is owned by AFT without regard to the WisdomTree Managed Futures Strategy Fund. The DTI is licensed on an “as is” basis without warranties or guarantees or other terms concerning merchantability, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness or quality. Neither AFT nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the DTI or an investment in the WisdomTree Managed Futures Strategy Fund, and AFT and its affiliates shall have no liability in connection with any WisdomTree Managed Futures Strategy Fund investment.

Barclays Capital Inc. and its affiliates (“Barclays”) is not the issuer or producer of the Funds and Barclays has no responsibilities, obligations or duties to investors in the Funds. These Barclays Indexes are a trademark owned by Barclays Bank PLC and licensed for use by WisdomTree with respect to the WisdomTree trust as the Issuer of the Funds. Barclays’ only relationship to WisdomTree is the licensing of these Barclays Indexes which is determined, composed and calculated by Barclays without regard to WisdomTree or the Funds. While WisdomTree may for itself execute transaction(s) with Barclays in or relating to these Barclays Indexes in connection with the Funds that investors acquire from WisdomTree, investors in the Funds neither acquire any interest in these Barclays Indexes nor enter into any relationship of any kind whatsoever with Barclays upon making an investment in the Funds. The Funds are not sponsored, endorsed, sold or promoted by Barclays, and Barclays makes no representation or warranty (express or implied) to the owners of the Funds, the Issuer of members of the public regarding the advisability, legality or suitability of the Funds or use of the Barclays Indexes or any data included therein. Barclays shall not be liable in any way to the Issuer, investor, or to other third parties in respect to the use or accuracy of these Barclays Indexes or any data included therein or in connection with the administration, marketing, purchasing or performance of the Funds.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	25

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2014 to February 28, 2015.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 9/1/14 to 2/28/15” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio Based on the Period 9/1/14 to 2/28/15	Expenses Paid During the Period† 9/1/14 to 2/28/15
WisdomTree Bloomberg U.S. Dollar Bullish Fund
Actual	$1,000.00	$1,129.60	0.50%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
WisdomTree Brazilian Real Strategy Fund
Actual	$1,000.00	$822.40	0.45%	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Chinese Yuan Strategy Fund
Actual	$1,000.00	$996.80	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Commodity Currency Strategy Fund
Actual	$1,000.00	$849.30	0.55%	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Emerging Currency Strategy Fund
Actual	$1,000.00	$901.10	0.55%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Indian Rupee Strategy Fund
Actual	$1,000.00	$1,004.70	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Asia Local Debt Fund
Actual	$1,000.00	$950.20	0.55%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76
WisdomTree Australia & New Zealand Debt Fund
Actual	$1,000.00	$890.00	0.45%	$2.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund
Actual	$1,000.00	$970.30	0.28%	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund
Actual	$1,000.00	$997.20	0.23%	$1.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	0.23%	$1.15
WisdomTree Bloomberg Floating Rate Treasury Fund
Actual	$1,000.00	$999.60	0.15%*	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%*	$0.75
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund
Actual	$1,000.00	$951.40	0.48%	$2.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%	$2.41
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund
Actual	$1,000.00	$993.20	0.43%	$2.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16
WisdomTree Emerging Markets Corporate Bond Fund
Actual	$1,000.00	$950.80	0.60%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$891.70	0.55%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	0.55%	$2.76

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	27

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/1/14	Ending Account Value 2/28/15	Annualized Expense Ratio Based on the Period 9/1/14 to 2/28/15	Expenses Paid During the Period† 9/1/14 to 2/28/15
WisdomTree Japan Interest Rate Strategy Fund (consolidated)
Actual	$1,000.00	$1,025.60	0.50%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
WisdomTree Strategic Corporate Bond Fund
Actual	$1,000.00	$1,019.70	0.45%*	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%*	$2.26
WisdomTree Global Real Return Fund (consolidated)
Actual	$1,000.00	$943.30	0.60%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
WisdomTree Managed Futures Strategy Fund (consolidated)
Actual	$1,000.00	$1,028.90	0.95%	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

*	For WisdomTree Bloomberg Floating Rate Treasury Fund and WisdomTree Strategic Corporate Bond Fund, WisdomTree Asset Management, Inc. has contractually agreed to limit its advisory fee to 0.15% and 0.45%, respectively through December 31, 2015, or unless earlier terminated by the Board of Trustees of the WisdomTree Trust. This agreement may be terminated by the Board of Trustees of the WisdomTree Trust, for any reason at any time.

28	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

February 28, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 95.3%
U.S. Treasury Bills – 95.3%
U.S. Treasury Bills 0.01%, 3/5/15*	$178,200,000	$178,199,644
0.01%, 3/19/15*	87,500,000	87,499,212
0.01%, 4/2/15*	32,200,000	32,199,453

TOTAL INVESTMENTS IN SECURITIES – 95.3% (Cost: $297,898,668)		297,898,309
Cash and Other Assets in Excess of Liabilities – 4.7%		14,843,439

NET ASSETS – 100.0%		$312,741,748
*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	29

Schedule of Investments (unaudited)

WisdomTree Brazilian Real Strategy Fund (BZF)

February 28, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 78.0%
U.S. Treasury Bill – 78.0%
U.S. Treasury Bill 0.01%, 3/26/15*
(Cost: $14,999,870)	$15,000,000	$14,999,805
REPURCHASE AGREEMENT – 34.4%
United States – 34.4%

Deutsche Bank, tri-party repurchase agreement dated 2/27/15, 0.07% due 3/2/15; Proceeds at maturity – $6,611,039 (fully collateralized by U.S. Treasury Note, 3.00% due 2/28/17; Market value – $6,743,293)

(Cost: $6,611,000)	6,611,000	6,611,000
TOTAL INVESTMENTS IN SECURITIES – 112.4% (Cost: $21,610,870)		21,610,805
Liabilities in Excess of Cash and Other Assets – (12.4)%		(2,384,960)

NET ASSETS – 100.0%		$19,225,845
*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

30	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Chinese Yuan Strategy Fund (CYB)

February 28, 2015

Investments	Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS – 43.2%
U.S. Treasury Bills – 43.2%
U.S. Treasury Bills
0.01%, 3/5/15*	$20,858,000		$20,857,958
0.01%, 4/2/15*	27,000,000		26,999,541

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $47,857,975)			47,857,499
TIME DEPOSITS – 25.5%
China – 25.5%
Barclays Capital, Inc. 3.20%, 3/20/15	44,286,364	CNH	7,044,173
BNP Paribas S.A. 4.34%, 3/20/15	44,369,940	CNH	7,057,467
Deutsche Bank AG 4.70%, 3/20/15	44,368,910	CNH	7,057,303
Standard Chartered Bank 3.50%, 3/20/15	44,303,554	CNH	7,046,907

TOTAL TIME DEPOSITS (Cost: $28,373,511)			28,205,850
REPURCHASE AGREEMENT – 30.7%
United States – 30.7%

Citigroup, Inc., tri-party repurchase agreement dated 2/27/15, 0.07% due 3/2/15; Proceeds at maturity – $34,030,199 (fully collateralized by U.S. Treasury Note, 0.38% due 5/31/16; Market value – $34,710,652)

(Cost: $34,030,000)	$34,030,000		34,030,000
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $110,261,486)			110,093,349
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.6%			670,596

NET ASSETS – 100.0%			$110,763,945

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH	- Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	31

Schedule of Investments (unaudited)

WisdomTree Commodity Currency Strategy Fund (CCX)

February 28, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 69.2%
U.S. Treasury Bill – 69.2%
U.S. Treasury Bill 0.01%, 3/5/15*
(Cost: $5,899,995)	$5,900,000	$5,899,988
REPURCHASE AGREEMENT – 27.7%
United States – 27.7%
Citigroup, Inc., tri-party repurchase agreement dated 2/27/15, 0.07% due 3/2/15; Proceeds at maturity – $2,365,014 (fully collateralized by Ginnie Mae, 4.00% due 1/15/45; Market value – $2,483,250)
(Cost: $2,365,000)	2,365,000	2,365,000
TOTAL INVESTMENTS IN SECURITIES – 96.9% (Cost: $8,264,995)		8,264,988
Cash and Other Assets in Excess of Liabilities – 3.1%		268,781

NET ASSETS – 100.0%		$8,533,769
*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

32	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

February 28, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 79.3%
U.S. Treasury Bills – 79.3%
U.S. Treasury Bills
0.01%, 3/5/15*	$36,936,000	$36,935,926
0.00%, 4/2/15*	20,000,000	19,999,660

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $56,935,964)		56,935,586
REPURCHASE AGREEMENT – 17.7%
United States – 17.7%

Citigroup, Inc., tri-party repurchase agreement dated 2/27/15, 0.07% due 3/2/15; Proceeds at maturity – $12,720,074 (fully collateralized by U.S. Treasury Note, 0.38% due 5/31/16; Market value – $12,974,413)

(Cost: $12,720,000)	12,720,000	12,720,000
TOTAL INVESTMENTS IN SECURITIES – 97.0% (Cost: $69,655,964)		69,655,586
Cash and Other Assets in Excess of Liabilities – 3.0%		2,160,684

NET ASSETS – 100.0%		$71,816,270
*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	33

Schedule of Investments (unaudited)

WisdomTree Indian Rupee Strategy Fund (ICN)

February 28, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 73.6%
U.S. Treasury Bill – 73.6%
U.S. Treasury Bill 0.01%, 3/5/15*
(Cost: $11,072,991)	$11,073,000	$11,072,978
REPURCHASE AGREEMENT – 18.6%
United States – 18.6%

Citigroup, Inc., tri-party repurchase agreement dated 2/27/15, 0.07% due 3/2/15; Proceeds at maturity – $2,800,016 (fully collateralized by Ginnie Mae, 3.35% – 4.00% due 1/15/45 – 1/15/50; Market value – $2,940,001)

(Cost: $2,800,000)	2,800,000	2,800,000
TOTAL INVESTMENTS IN SECURITIES – 92.2% (Cost: $13,872,991)		13,872,978
Cash and Other Assets in Excess of Liabilities – 7.8%		1,169,219

NET ASSETS – 100.0%		$15,042,197
*	Interest rate shown reflects the discount rate at time of purchase.

See Notes to Financial Statements.

34	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2015

Investments	Principal Amount	Value

FOREIGN CORPORATE BONDS – 4.8%
Indonesia – 1.5%
Export-Import Bank of Korea 8.40%, 7/6/16, Reg S	12,670,000,000 IDR	$971,448
Taiwan – 3.3%
Export-Import Bank of Korea 0.70%, 7/1/16, Reg S	69,000,000 TWD	2,184,030
TOTAL FOREIGN CORPORATE BONDS (Cost: $3,476,807)		3,155,478
FOREIGN GOVERNMENT AGENCIES – 7.6%
Australia – 6.6%
Queensland Treasury Corp. 6.00%, 7/21/22, Series 22	1,951,000 AUD	1,857,713
Western Australian Treasury Corp. 7.00%, 10/15/19, Series 19	2,627,000 AUD	2,476,531

Total Australia		4,334,244
New Zealand – 1.0%
Queensland Treasury Corp. 7.13%, 9/18/17, Reg S	802,000 NZD	655,782
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $5,704,374)		4,990,026
FOREIGN GOVERNMENT OBLIGATIONS – 61.6%
China – 4.3%
China Government Bond
2.48%, 12/1/20	7,500,000 CNY	1,133,664
2.36%, 8/18/21, Reg S	6,500,000 CNY	975,628
3.10%, 6/29/22	2,500,000 CNY	389,735
3.48%, 6/29/27, Reg S	2,000,000 CNY	316,160

Total China		2,815,187
Hong Kong – 5.9%
Hong Kong Government Bond 1.51%, 2/24/27	8,200,000 HKD	1,048,673
Hong Kong Government Bond Programme 2.46%, 8/4/21	20,700,000 HKD	2,835,431

Total Hong Kong		3,884,104
Indonesia – 2.5%
Indonesia Treasury Bond
12.80%, 6/15/21, Series FR34	10,745,000,000 IDR	1,083,209
7.00%, 5/15/22, Series FR61	6,823,000,000 IDR	534,088

Total Indonesia		1,617,297
Malaysia – 12.6%
Malaysia Government Bond
4.01%, 9/15/17, Series 0210	6,377,000 MYR	1,792,862
3.26%, 3/1/18, Series 0213	18,997,000 MYR	5,231,744
4.38%, 11/29/19, Series 0902	4,405,000 MYR	1,257,508

Total Malaysia		8,282,114
New Zealand – 2.0%
New Zealand Government Bond
5.00%, 3/15/19, Series 319, Reg S	1,620,000 NZD	1,309,668

Philippines – 6.2%
Philippine Government Bond 5.00%, 8/18/18, Series 7-51	17,850,000 PHP	$431,198
Philippine Government International Bond
4.95%, 1/15/21	89,000,000 PHP	2,144,872
3.90%, 11/26/22	49,000,000 PHP	1,124,588
6.25%, 1/14/36	15,000,000 PHP	399,045

Total Philippines		4,099,703
Singapore – 12.6%
Singapore Government Bond
2.50%, 6/1/19	2,255,000 SGD	1,725,369
2.25%, 6/1/21	2,864,000 SGD	2,140,832
3.00%, 9/1/24	1,960,000 SGD	1,539,620
2.88%, 7/1/29	3,700,000 SGD	2,840,104

Total Singapore		8,245,925
South Korea – 10.7%
Korea Treasury Bond
5.75%, 9/10/18, Series 1809	4,199,220,000 KRW	4,303,536
3.50%, 3/10/24, Series 2403	2,750,000,000 KRW	2,746,018

Total South Korea		7,049,554
Thailand – 4.8%
Thailand Government Bond
3.25%, 6/16/17	51,310,000 THB	1,628,701
2.80%, 10/10/17	48,767,000 THB	1,531,432

Total Thailand		3,160,133
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $44,556,357)		40,463,685
SUPRANATIONAL BONDS – 19.0%
Asian Development Bank
6.25%, 3/5/20	2,000,000 AUD	1,843,046
2.85%, 10/21/20	8,000,000 CNY	1,228,782
EUROFIMA 5.63%, 10/24/16	2,270,000 AUD	1,873,501
European Investment Bank 7.20%, 7/9/19, Reg S	15,800,000,000 IDR	1,216,080
Inter-American Development Bank 5.00%, 7/24/15	89,800,000 INR	1,447,247
International Finance Corp. 8.25%, 6/10/21	145,540,000 INR	2,625,018
Nordic Investment Bank 3.50%, 1/30/18	3,000,000 NZD	2,253,601
TOTAL SUPRANATIONAL BONDS (Cost: $13,320,490)		12,487,275
TOTAL INVESTMENTS IN SECURITIES – 93.0% (Cost: $67,058,028)		61,096,464
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 7.0%		4,572,976

NET ASSETS – 100.0%		$65,669,440

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	35

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 28, 2015

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

CNY – Chinese yuan

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MYR – Malaysian ringgit

NZD – New Zealand dollar

PHP – Philippine peso

SGD – Singapore dollar

THB – Thai baht

TWD – New Taiwan dollar

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

36	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 28, 2015

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES – 42.6%
Australia – 42.6%
Australian Capital Territory 5.50%, 6/7/18	850,000 AUD	$735,965
KFW
6.25%, 12/4/19	552,000 AUD	505,841
2.75%, 4/16/20, Reg S	1,000,000 AUD	792,384
6.25%, 5/19/21	800,000 AUD	755,974
4.00%, 2/27/25, Reg S	2,000,000 AUD	1,708,232
Landwirtschaftliche Rentenbank
6.50%, 4/12/17	62,000 AUD	52,845
5.50%, 3/29/22	2,800,000 AUD	2,581,755
4.25%, 1/24/23	1,400,000 AUD	1,205,838
New South Wales Treasury Corp.
5.50%, 3/1/17, Series 17	224,000 AUD	187,632
6.00%, 2/1/18, Series 18	721,600 AUD	627,927
6.00%, 5/1/20, Series 520	3,240,000 AUD	2,991,121
Northern Territory Treasury Corp. 4.75%, 9/20/18	300,000 AUD	255,242
Queensland Treasury Corp.
6.00%, 4/21/16, Series 16, Reg S	454,000 AUD	370,815
6.00%, 9/14/17, Series 17, Reg S	396,000 AUD	340,680
5.50%, 6/21/21, Series 21, Reg S	2,100,000 AUD	1,918,272
5.75%, 7/22/24, Series 24, Reg S	825,000 AUD	791,876
South Australian Government Financing Authority
5.75%, 9/20/17, Series 17	1,475,000 AUD	1,258,354
5.00%, 5/20/21, Series 21	2,500,000 AUD	2,226,310
Tasmanian Public Finance 5.00%, 9/20/17, Series 17	4,000,000 AUD	3,354,003
Treasury Corp. of Victoria
5.50%, 11/15/18, Series 1118	644,000 AUD	564,490
6.00%, 10/17/22, Series 1022	4,000,000 AUD	3,873,886
5.50%, 12/17/24, Series 1224	895,000 AUD	865,295
Western Australian Treasury Corp.
8.00%, 7/15/17, Series 17	500,000 AUD	444,525
7.00%, 10/15/19, Series 19	100,000 AUD	94,272
7.00%, 7/15/21, Series 21	5,000,000 AUD	4,926,206
6.00%, 10/16/23, Series 23	722,800 AUD	701,319

TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $35,969,549)		34,131,059
FOREIGN GOVERNMENT OBLIGATIONS – 32.7%
Australia – 20.9%
Australia Government Bond
4.25%, 7/21/17, Series 135	5,000,000 AUD	4,139,578
5.50%, 1/21/18, Series 132	158,000 AUD	136,596
3.25%, 10/21/18, Series 141	5,100,000 AUD	4,194,505
5.25%, 3/15/19, Series 122	1,386,000 AUD	1,228,993
4.50%, 4/15/20, Series 126	2,450,000 AUD	2,155,420
5.75%, 5/15/21, Series 124	1,025,000 AUD	972,577
5.75%, 7/15/22, Series 128	1,845,000 AUD	1,789,833
5.50%, 4/21/23, Series 133	960,000 AUD	928,430
4.75%, 4/21/27, Series 136, Reg S	350,000 AUD	335,450
4.50%, 4/21/33, Series 140, Reg S	900,000 AUD	868,754

Total Australia		16,750,136

New Zealand – 11.8%
New Zealand Government Bond
6.00%, 12/15/17, Series 1217, Reg S	2,229,000 NZD	1,812,906
5.00%, 3/15/19, Series 319, Reg S	2,285,000 NZD	1,847,279
3.00%, 4/15/20, Series 420, Reg S	1,915,000 NZD	1,434,860
6.00%, 5/15/21, Series 521, Reg S	2,565,000 NZD	2,238,946
5.50%, 4/15/23, Series 423, Reg S	1,810,000 NZD	1,583,971
4.50%, 4/15/27, Series 427, Reg S	600,000 NZD	504,760

Total New Zealand		9,422,722
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $27,208,317)		26,172,858
SUPRANATIONAL BONDS – 23.4%
Asian Development Bank
5.50%, 2/15/16	95,000 AUD	76,728
6.00%, 2/22/18	720,000 AUD	625,051
5.00%, 3/9/22	3,050,000 AUD	2,735,743
3.75%, 3/12/25	300,000 AUD	251,616
European Investment Bank
6.13%, 1/23/17	977,000 AUD	820,918
6.50%, 8/7/19	795,000 AUD	729,305
3.11%, 3/10/21(a)	3,362,000 AUD	2,188,285
Inter-American Development Bank
6.00%, 5/25/16	1,197,000 AUD	980,406
6.50%, 8/20/19	292,000 AUD	268,239
3.25%, 2/7/20	3,150,000 AUD	2,555,105
International Bank for Reconstruction & Development 5.75%, 10/21/19, Series GDIF	4,225,000 AUD	3,788,470
International Finance Corp. 5.75%, 7/28/20	4,121,000 AUD	3,752,885

TOTAL SUPRANATIONAL BONDS (Cost: $19,777,214)		18,772,751
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $82,955,080)		79,076,668
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.3%		1,008,190

NET ASSETS – 100.0%		$80,084,858

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

NZD – New Zealand dollar

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2015.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	37

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 28, 2015

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 34.8%
Federal Home Loan Mortgage Corporation – 8.3%
2.38%, 1/13/22	$699,000	$720,813
4.00%, 6/1/34	189,043	204,280
3.50%, 10/1/34	193,173	203,671
4.00%, 12/1/43	84,702	90,672
4.00%, 3/1/45(a)	600,000	641,603
4.50%, 3/1/45(a)	700,000	759,216

Total Federal Home Loan Mortgage Corporation		2,620,255
Federal National Mortgage Association – 19.8%
0.88%, 5/21/18(b)	524,000	518,808
4.00%, 7/1/19	79,083	83,647
4.00%, 7/1/26	36,435	38,709
3.50%, 12/1/26	40,267	42,774
5.50%, 2/1/28	138,305	156,437
2.50%, 8/1/28	43,211	44,367
3.00%, 11/1/28	43,693	45,871
3.00%, 7/1/29	93,460	98,026
2.50%, 3/1/30(a)	300,000	307,289
3.00%, 3/1/30(a)	200,000	209,419
3.50%, 3/1/30(a)	300,000	318,205
4.00%, 3/1/30(a)	200,000	211,493
3.50%, 8/1/33	156,585	165,411
3.50%, 7/1/34	179,020	188,939
4.00%, 8/1/34	92,963	100,411
4.50%, 10/1/41	93,305	101,870
3.50%, 6/1/42	89,712	94,193
3.00%, 8/1/43	94,011	95,975
4.00%, 11/1/43	82,069	87,837
3.00%, 3/1/45(a)	600,000	611,253
3.50%, 3/1/45(a)	600,000	628,863
4.00%, 3/1/45(a)	500,000	534,615
4.50%, 3/1/45(a)	700,000	760,911
5.00%, 3/1/45(a)	700,000	776,508

Total Federal National Mortgage Association		6,221,831
Government National Mortgage Association – 6.7%
5.00%, 2/20/43	141,159	156,359
5.00%, 11/20/43	268,888	297,582
5.00%, 12/20/43	270,895	300,933
3.50%, 8/20/44	285,790	300,852
5.00%, 8/20/44	177,624	196,094
3.50%, 3/1/45(a)	400,000	419,531
4.00%, 3/1/45(a)	400,000	425,344

Total Government National Mortgage Association		2,096,695
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $10,867,461)		10,938,781
U.S. GOVERNMENT OBLIGATIONS – 26.9%
U.S. Treasury Bonds – 5.8%
U.S. Treasury Bond
4.50%, 2/15/36(b)	492,000	663,277
4.38%, 5/15/40(b)	327,300	438,838
2.88%, 5/15/43	147,000	154,947
3.63%, 8/15/43	463,100	560,098

Total U.S. Treasury Bonds		1,817,160
U.S. Treasury Note – 21.1%
U.S. Treasury Note 0.63%, 7/15/16	$6,642,300	$6,660,978
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,339,833)		8,478,138
CORPORATE BONDS – 23.3%
United States – 23.3%
21st Century Fox America, Inc. 6.65%, 11/15/37	79,000	107,520
American International Group, Inc. 4.88%, 6/1/22(b)	270,000	309,018
Amgen, Inc. 5.15%, 11/15/41	96,000	110,682
Anthem, Inc. 4.65%, 1/15/43(b)	59,000	64,533
AT&T, Inc. 4.35%, 6/15/45(b)	98,000	93,043
Bank of America Corp. 2.60%, 1/15/19	322,000	327,284
Burlington Northern Santa Fe LLC 4.70%, 10/1/19(b)	254,500	285,465
Citigroup, Inc. 8.13%, 7/15/39	59,000	92,092
Comcast Corp. 6.45%, 3/15/37(b)	170,000	232,353
DIRECTV Holdings LLC 3.80%, 3/15/22(b)	183,000	189,318
Dow Chemical Co. (The) 4.25%, 11/15/20(b)	229,000	251,175
Duke Energy Florida, Inc. 6.40%, 6/15/38	64,500	92,116
Enterprise Products Operating LLC 3.35%, 3/15/23	132,000	135,958
Freeport-McMoRan, Inc. 3.88%, 3/15/23(b)	157,000	144,145
General Electric Capital Corp. 5.50%, 1/8/20	245,000	283,849
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19(b)	313,000	374,208
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	257,000	296,067
JPMorgan Chase & Co.
3.20%, 1/25/23	177,000	180,258
5.50%, 10/15/40	40,000	48,804
Kinder Morgan Energy Partners LP
6.95%, 1/15/38	20,000	24,332
5.50%, 3/1/44	55,000	58,907
Mondelez International, Inc. 5.38%, 2/10/20(b)	166,000	190,178
Morgan Stanley 2.13%, 4/25/18	199,000	200,614
Norfolk Southern Corp. 3.00%, 4/1/22	231,000	235,632
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22(b)	262,000	336,601

See Notes to Financial Statements.

38	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 28, 2015

Investments	Principal Amount	Value
Oracle Corp. 6.50%, 4/15/38(b)	$80,000	$110,082
PepsiCo, Inc. 4.50%, 1/15/20	277,000	309,965
Pfizer, Inc. 7.20%, 3/15/39	80,000	118,753
Philip Morris International, Inc. 4.88%, 11/15/43(b)	170,000	196,423
Plains All American Pipeline LP 3.65%, 6/1/22	143,500	149,051
Public Service Electric & Gas Co. 2.38%, 5/15/23	161,000	157,505
Southern California Edison Co. 4.65%, 10/1/43	143,000	169,284
Time Warner Cable, Inc. 6.75%, 6/15/39	70,500	87,578
Time Warner, Inc. 7.63%, 4/15/31	185,000	261,255
United Technologies Corp.
6.13%, 2/1/19	219,500	256,666
4.50%, 6/1/42	35,000	38,986
Verizon Communications, Inc. 6.55%, 9/15/43	177,000	232,965
Wal-Mart Stores, Inc. 6.20%, 4/15/38	84,000	114,934
Wells Fargo & Co. 4.13%, 8/15/23(b)	221,000	236,079
Xerox Corp. 6.35%, 5/15/18(b)	216,000	244,467

TOTAL CORPORATE BONDS (Cost: $7,204,292)		7,348,145
FOREIGN CORPORATE BONDS – 2.7%
Belgium – 0.8%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20(b)	206,000	236,985
Canada – 0.7%
Nexen Energy ULC 6.40%, 5/15/37	173,000	221,029
Mexico – 0.5%
Petroleos Mexicanos 6.00%, 3/5/20(b)	127,000	144,462
United Kingdom – 0.7%
HSBC Holdings PLC 5.10%, 4/5/21(b)	207,000	235,394
TOTAL FOREIGN CORPORATE BONDS (Cost: $826,140)		837,870
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Brazil – 0.7%
Brazilian Government International Bond 10.13%, 5/15/27	139,000	210,585
Italy – 0.5%
Italy Government International Bond 5.38%, 6/15/33	128,000	155,942
Mexico – 0.6%
Mexico Government International Bond 4.00%, 10/2/23	$179,000	$191,083
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $558,465)		557,610
SUPRANATIONAL BOND – 1.9%
European Investment Bank 4.00%, 2/16/21(b) (Cost: $587,548)	529,000	595,291

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.2%
United States – 3.2%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	10,000	10,097
COMM Mortgage Trust
1.34%, 7/10/45, Series 2013-CR9, Class A1	15,176	15,258
3.60%, 5/10/47, Series 2014-CR17, Class ASB	135,000	143,176
GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14, Class A5	160,000	178,345
JPMBB Commercial Mortgage Securities Trust
4.08%, 2/15/47, Series 2014-C18, Class A5	180,000	197,966
3.05%, 4/15/47, Series 2014-C19, Class A2	170,000	177,157
JPMorgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13, Class A2	30,000	30,935
Morgan Stanley Bank of America Merrill Lynch Trust 3.13%, 12/15/48, Series 2013-C8, Class A4	130,000	134,801
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	120,000	131,789

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $992,444)		1,019,524
MUNICIPAL BOND – 0.8%
United States – 0.8%
State of California 7.55%, 4/1/39 (Cost: $228,694)	153,000	244,021

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.1%
United States – 12.1%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c) (Cost: $3,791,058)(d)	3,791,058	3,791,058
TOTAL INVESTMENTS IN SECURITIES – 107.5% (Cost: $33,395,935)		33,810,438
Liabilities in Excess of Cash and Other Assets – (7.5)%		(2,351,971)

NET ASSETS – 100.0%		$31,458,467

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	39

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

February 28, 2015

(a)	To-be-announced (“TBA”) security (See Note 2).

(b)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(d)

At February 28, 2015, the total market value of the Fund’s securities on loan was $4,087,713 and the total market value of the collateral held by the Fund was $4,174,486. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $383,428.

See Notes to Financial Statements.

40	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 28, 2015

Investments	Principal Amount	Value

U.S. GOVERNMENT AGENCIES – 35.3%
Federal Home Loan Mortgage Corporation – 8.0%
2.38%, 1/13/22(a)	$1,736,000	$1,790,174
4.00%, 5/1/34	296,196	320,069
4.00%, 12/1/43	84,702	90,672
4.00%, 3/1/45(b)	1,300,000	1,390,139
4.50%, 3/1/45(b)	1,400,000	1,518,431

Total Federal Home Loan Mortgage Corporation		5,109,485
Federal National Mortgage Association – 21.0%
0.88%, 5/21/18(a)	1,411,000	1,397,018
4.00%, 8/1/18	46,057	48,714
4.00%, 7/1/19	151,947	160,715
5.50%, 10/1/25	153,445	172,378
4.00%, 7/1/26	36,435	38,709
3.50%, 12/1/26	40,267	42,774
2.50%, 8/1/28	43,211	44,367
3.00%, 11/1/28	43,693	45,872
3.00%, 7/1/29	186,920	196,052
4.50%, 9/1/29	289,031	314,150
2.50%, 3/1/30(b)	650,000	665,793
3.00%, 3/1/30(b)	450,000	471,192
3.50%, 3/1/30(b)	650,000	689,444
4.00%, 3/1/30(b)	390,000	412,412
3.50%, 8/1/33	43,496	45,948
4.00%, 5/1/34	175,275	189,282
3.50%, 7/1/34	290,907	307,026
4.00%, 8/1/34	743,706	803,286
4.50%, 9/1/39	82,352	89,750
3.50%, 6/1/42	89,712	94,193
3.00%, 8/1/43	94,011	95,975
4.00%, 11/1/43	82,069	87,837
3.00%, 3/1/45(b)	1,300,000	1,324,380
3.50%, 3/1/45(b)	1,295,000	1,357,297
4.00%, 3/1/45(b)	1,300,000	1,390,000
4.50%, 3/1/45(b)	1,300,000	1,413,120
5.00%, 3/1/45(b)	1,400,000	1,553,016

Total Federal National Mortgage Association		13,450,700
Government National Mortgage Association – 6.3%
5.00%, 2/20/43	141,159	156,359
5.00%, 11/20/43	403,333	446,373
5.00%, 12/20/43	406,343	451,400
5.00%, 4/20/44	431,087	475,951
3.50%, 7/20/44	471,058	495,878
4.00%, 7/20/44	269,701	287,703
5.00%, 7/20/44	94,896	104,788
3.50%, 8/20/44	571,581	601,704
4.00%, 8/20/44	277,876	296,424
5.00%, 8/20/44	84,092	92,836
3.50%, 3/1/45(b)	300,000	314,648
4.00%, 3/1/45(b)	300,000	319,008

Total Government National Mortgage Association		4,043,072
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $22,444,645)		22,603,257
U.S. GOVERNMENT OBLIGATIONS – 29.7%
U.S. Treasury Bonds – 6.0%
U.S. Treasury Bond
4.50%, 2/15/36(a)	$430,000	$579,694
4.38%, 5/15/40(a)	610,800	818,949
2.88%, 5/15/43	948,000	999,251
3.63%, 8/15/43	1,221,900	1,477,830

Total U.S. Treasury Bonds		3,875,724
U.S. Treasury Notes – 23.7%
U.S. Treasury Note
0.38%, 3/31/16(a)	1,620,000	1,621,519
1.75%, 5/31/16	1,457,000	1,482,043
0.63%, 7/15/16	12,039,700	12,073,556

Total U.S. Treasury Notes		15,177,118
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,621,035)		19,052,842
CORPORATE BONDS – 21.9%
United States – 21.9%
21st Century Fox America, Inc. 6.65%, 11/15/37	179,000	243,620
American International Group, Inc. 4.88%, 6/1/22(a)	343,000	392,568
Amgen, Inc. 5.15%, 11/15/41	183,000	210,988
Anthem, Inc. 4.65%, 1/15/43(a)	185,000	202,349
AT&T, Inc. 4.35%, 6/15/45(a)	160,000	151,908
Bank of America Corp. 2.60%, 1/15/19	657,000	667,782
Burlington Northern Santa Fe LLC 4.70%, 10/1/19(a)	229,500	257,423
Capital One Financial Corp. 6.15%, 9/1/16	489,000	522,842
Comcast Corp. 6.45%, 3/15/37	284,000	388,166
Costco Wholesale Corp. 5.50%, 3/15/17(a)	36,000	39,345
DIRECTV Holdings LLC 3.80%, 3/15/22(a)	267,000	276,217
Dow Chemical Co. (The) 4.25%, 11/15/20(a)	240,000	263,240
Duke Energy Florida, Inc. 6.40%, 6/15/38	147,500	210,652
Energy Transfer Partners LP 6.50%, 2/1/42	120,000	143,962
Enterprise Products Operating LLC 3.35%, 3/15/23	169,000	174,068
Freeport-McMoRan, Inc. 3.88%, 3/15/23	195,000	179,034
General Electric Capital Corp. 5.50%, 1/8/20(a)	484,000	560,746
Goldman Sachs Group, Inc. (The) 7.50%, 2/15/19	531,000	634,839

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 28, 2015

Investments	Principal Amount	Value
Hartford Financial Services Group, Inc. (The) 5.13%, 4/15/22	$426,000	$490,756
Home Depot, Inc. (The) 4.88%, 2/15/44(a)	65,000	77,682
JPMorgan Chase & Co. 3.20%, 1/25/23	474,000	482,725
Kinder Morgan Energy Partners LP 5.50%, 3/1/44	183,000	196,001
Mondelez International, Inc. 5.38%, 2/10/20(a)	293,000	335,675
Morgan Stanley 2.13%, 4/25/18	602,000	606,883
Norfolk Southern Corp. 3.00%, 4/1/22	534,000	544,708
Oncor Electric Delivery Co. LLC 7.00%, 9/1/22	354,000	454,796
Oracle Corp. 6.50%, 4/15/38(a)	168,000	231,171
PepsiCo, Inc. 4.50%, 1/15/20	291,000	325,632
Pfizer, Inc. 7.20%, 3/15/39	234,000	347,352
Philip Morris International, Inc. 4.88%, 11/15/43(a)	224,000	258,816
Plains All American Pipeline LP 3.65%, 6/1/22	319,500	331,860
Prudential Financial, Inc. 6.63%, 12/1/37, Series D	229,000	306,024
Public Service Electric & Gas Co. 2.38%, 5/15/23	469,000	458,818
Southern California Edison Co. 4.65%, 10/1/43	300,000	355,142
Time Warner Cable, Inc. 6.75%, 6/15/39	143,500	178,262
Time Warner, Inc. 7.63%, 4/15/31	307,000	433,541
United Technologies Corp. 6.13%, 2/1/19	298,500	349,042
Verizon Communications, Inc. 6.55%, 9/15/43	391,000	514,630
Wal-Mart Stores, Inc. 6.20%, 4/15/38(a)	335,000	458,367
Wells Fargo & Co. 4.13%, 8/15/23(a)	494,000	527,706
Xerox Corp. 6.35%, 5/15/18(a)	241,000	272,762

TOTAL CORPORATE BONDS (Cost: $13,676,266)		14,058,100
FOREIGN CORPORATE BONDS – 3.4%
Belgium – 0.8%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	447,000	514,236
Brazil – 0.1%
Petrobras Global Finance B.V. 6.88%, 1/20/40(a)	87,000	75,620
Canada – 0.5%
Bank of Montreal 2.50%, 1/11/17	$185,000	$190,086
Nexen Energy ULC 6.40%, 5/15/37	110,000	140,538

Total Canada		330,624
Mexico – 0.6%
Petroleos Mexicanos 6.00%, 3/5/20(a)	337,000	383,337
Netherlands – 0.2%
Shell International Finance B.V. 5.50%, 3/25/40	120,000	151,239
Spain – 0.3%
Telefonica Emisiones SAU 3.99%, 2/16/16	151,000	155,304
United Kingdom – 0.9%
HSBC Holdings PLC 5.10%, 4/5/21(a)	482,000	548,115
TOTAL FOREIGN CORPORATE BONDS (Cost: $2,152,666)		2,158,475
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Brazil – 0.6%
Brazilian Government International Bond 10.13%, 5/15/27	232,000	351,480
Italy – 0.4%
Italy Government International Bond 5.38%, 6/15/33	217,000	264,371
Mexico – 0.6%
Mexico Government International Bond 4.00%, 10/2/23	365,000	389,637
Turkey – 0.2%
Turkey Government International Bond 7.38%, 2/5/25	98,000	122,026
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,121,602)		1,127,514
SUPRANATIONAL BOND – 1.5%
European Investment Bank 4.00%, 2/16/21(a)
(Cost: $918,882)	830,000	934,011
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.3%
United States – 3.3%
Citigroup Commercial Mortgage Trust 1.99%, 4/10/46, Series 2013-GC11, Class A2	35,000	35,341
COMM Mortgage Trust 1.34%, 7/10/45, Series 2013-CR9, Class A1	22,764	22,887
3.60%, 5/10/47, Series 2014-CR17, Class ASB	55,000	58,331
GS Mortgage Securities Trust 4.24%, 8/10/46, Series 2013-GC14, Class A5	265,000	295,384

See Notes to Financial Statements.

42	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

February 28, 2015

Investments	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust 4.08%, 2/15/47, Series 2014-C18, Class A5	$250,000	$274,952
3.05%, 4/15/47, Series 2014-C19, Class A2	245,000	255,314
JPMorgan Chase Commercial Mortgage Securities Trust 2.67%, 1/15/46, Series 2013-C13, Class A2	75,000	77,337
5.42%, 1/15/49, Series 2007-LDPX, Class A3	103,431	110,032
Morgan Stanley Bank of America Merrill Lynch Trust 3.13%, 12/15/48, Series 2013-C8, Class A4	225,000	233,309
UBS Commercial Mortgage Trust 3.00%, 5/10/45, Series 2012-C1, Class AAB	250,000	259,386
UBS-Barclays Commercial Mortgage Trust 3.09%, 8/10/49, Series 2012-C3, Class A4	100,000	103,073
WFRBS Commercial Mortgage Trust 4.02%, 12/15/46, Series 2013-C17, Class A4	205,000	225,140
1.19%, 3/15/47, Series 2014-LC14, Class A1	190,491	190,044

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,091,878)		2,140,530
MUNICIPAL BOND – 0.7%
United States – 0.7%
State of California 7.55%, 4/1/39
(Cost: $381,275)	260,000	414,677

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 13.1%
United States – 13.1%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c)
(Cost: $8,414,420)(d)	8,414,420	8,414,420
TOTAL INVESTMENTS IN SECURITIES – 110.7% (Cost: $69,822,669)		70,903,826
Liabilities in Excess of Cash and Other Assets – (10.7)%		(6,825,868)

NET ASSETS – 100.0%		$64,077,958
(a)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(b)	To-be-announced (“TBA”) security (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(d)

At February 28, 2015, the total market value of the Fund’s securities on loan was $8,994,835 and the total market value of the collateral held by the Fund was $9,178,620. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $764,200.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	43

Schedule of Investments (unaudited)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

February 28, 2015

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 99.9%
U.S. Treasury Notes – 99.9%
U.S. Treasury Floating Rate Note
0.07%, 1/31/16**	$624,000	$624,014
0.09%, 4/30/16**	625,000	625,103
0.09%, 7/31/16**(a)	624,000	624,011
0.07%, 10/31/16**(a)	624,000	623,754

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,496,960)		2,496,882

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 30.6%
United States – 30.6%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(b)
(Cost: $763,980)(c)	763,980	763,980
TOTAL INVESTMENTS IN SECURITIES – 130.5% (Cost: $3,260,940)		3,260,862
Liabilities in Excess of Cash and Other Assets – (30.5)%		(762,943)

NET ASSETS – 100.0%		$2,497,919
**	Floating rate note. Coupon shown is in effect at February 28, 2015. Date represents the ultimate maturity date.

(a)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(c)	At February 28, 2015, the total market value of the Fund’s securities on loan was $748,693 and the total market value of the collateral held by the Fund was $763,980.

See Notes to Financial Statements.

44	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

February 28, 2015

Investments	Principal Amount	Value

CORPORATE BONDS – 86.5%
United States – 86.5%
AES Corp. 8.00%, 10/15/17	$29,000	$32,661
Affinion Group, Inc. 7.88%, 12/15/18(a)	10,000	6,775
Alcoa, Inc. 6.75%, 7/15/18(a)	69,000	78,193
Alere, Inc. 7.25%, 7/1/18	46,000	49,623
Ally Financial, Inc. 5.50%, 2/15/17	163,000	171,266
AmeriGas Partners L.P. 6.25%, 8/20/19	25,000	26,250
Associated Materials LLC 9.13%, 11/1/17(a)	90,000	80,550
Avaya, Inc. 7.00%, 4/1/19(a)(b)	76,000	77,140
Best Buy Co., Inc. 5.00%, 8/1/18	80,000	84,000
Beverages & More, Inc. 10.00%, 11/15/18(b)	18,000	16,988
Big Heart Pet Brands 7.63%, 2/15/19	93,000	95,023
Cablevision Systems Corp. 7.75%, 4/15/18(a)	112,000	125,300
Carrizo Oil & Gas, Inc. 8.63%, 10/15/18(a)	36,000	37,620
Casella Waste Systems, Inc. 7.75%, 2/15/19	93,000	94,395
CDW LLC 8.50%, 4/1/19	7,000	7,346
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/19, PIK(a)(b)	33,000	29,205
CIT Group, Inc. 5.00%, 5/15/17	166,000	173,055
CNH Industrial Capital LLC 6.25%, 11/1/16(a)	90,000	95,625
Cogent Communications Holdings, Inc. 8.38%, 2/15/18(b)	36,000	37,782
Constellation Brands, Inc. 7.25%, 5/15/17	50,000	55,719
D.R. Horton, Inc. 3.63%, 2/15/18	50,000	51,138
Dell, Inc. 3.10%, 4/1/16(a)	64,000	64,880
DISH DBS Corp. 4.25%, 4/1/18(a)	136,000	137,020
Dole Food Co., Inc. 7.25%, 5/1/19(b)	20,000	20,350
EPL Oil & Gas, Inc. 8.25%, 2/15/18(a)	14,000	10,115
EV Energy Partners L.P. 8.00%, 4/15/19(a)	52,000	49,369
First Data Corp. 7.38%, 6/15/19(b)	94,000	98,935
General Motors Co. 3.50%, 10/2/18(a)	$158,000	$163,530
GenOn Energy, Inc. 7.88%, 6/15/17	112,000	113,120
HCA, Inc. 6.50%, 2/15/16	64,000	67,121
Headwaters, Inc. 7.25%, 1/15/19	75,000	78,937
Hertz Corp. (The) 6.75%, 4/15/19(a)	71,000	73,751
Hexion U.S. Finance Corp. 8.88%, 2/1/18	45,000	38,025
Icahn Enterprises L.P. 4.88%, 3/15/19	50,000	51,565
iHeartCommunications, Inc. 6.88%, 6/15/18	30,000	27,263
International Lease Finance Corp. 8.75%, 3/15/17	169,000	189,060
iStar Financial, Inc.
7.13%, 2/15/18	112,000	120,960
4.88%, 7/1/18	34,000	34,213
KB Home 4.75%, 5/15/19	113,000	109,751
Kinder Morgan Finance Co. LLC 5.70%, 1/5/16	106,000	109,863
Kinetic Concepts, Inc. 10.50%, 11/1/18(a)	90,000	98,662
L Brands, Inc. 6.90%, 7/15/17	50,000	55,687
Lennar Corp. 4.75%, 12/15/17	113,000	117,802
Level 3 Financing, Inc. 9.38%, 4/1/19	56,000	59,220
Masco Corp. 6.13%, 10/3/16	53,000	56,842
MGM Resorts International 7.63%, 1/15/17(a)	86,000	93,095
Michaels FinCo Holdings LLC 7.50%, 8/1/18, PIK(b)	79,000	81,172
Navient Corp. 8.45%, 6/15/18(a)	153,000	175,185
NRG Energy, Inc. 7.63%, 1/15/18	112,000	124,600
Overseas Shipholding Group, Inc. 8.13%, 3/30/18	30,000	30,150
Pactiv LLC 8.13%, 6/15/17	120,000	131,100
Peabody Energy Corp. 6.00%, 11/15/18(a)	34,000	31,110
PPL Capital Funding, Inc. 6.70%, 3/30/67, Series A(c)	34,000	33,591
Radian Group, Inc. 5.50%, 6/1/19(a)	112,000	116,480
Regency Energy Partners L.P. 8.38%, 6/1/19(b)	30,000	31,800
Safway Group Holding LLC 7.00%, 5/15/18(b)	78,000	79,170

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	45

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

February 28, 2015

Investments	Principal Amount	Value
Sears Holdings Corp. 6.63%, 10/15/18(a)	$59,000	$55,460
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(b)	48,000	48,360
Sprint Communications, Inc. 9.00%, 11/15/18(b)	163,000	189,895
Standard Pacific Corp. 8.38%, 5/15/18(a)	22,000	25,300
SUPERVALU, Inc. 8.00%, 5/1/16	30,000	32,100
Syniverse Holdings, Inc. 9.13%, 1/15/19	22,000	22,935
T-Mobile USA, Inc. 6.46%, 4/28/19(a)	71,000	73,840
Targa Resources Partners L.P. 5.00%, 1/15/18(a)(b)	50,000	52,125
Tenet Healthcare Corp. 5.00%, 3/1/19(a)(b)	78,000	78,585
Thompson Creek Metals Co., Inc. 7.38%, 6/1/18	28,000	23,240
Toys R Us, Inc. 10.38%, 8/15/17(a)	12,000	10,290
TransUnion Holding Co., Inc. 8.13%, 6/15/18	68,000	69,700
U.S. Airways Group, Inc. 6.13%, 6/1/18(a)	112,000	118,860
U.S. Foods, Inc. 8.50%, 6/30/19	76,000	79,895
United Continental Holdings, Inc. 6.38%, 6/1/18	112,000	120,260
USG Corp. 9.75%, 1/15/18(a)	46,000	53,188
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	66,000	70,290
Verso Paper Holdings LLC 11.75%, 1/15/19	7,000	5,530
VWR Funding, Inc. 7.25%, 9/15/17	68,000	71,485
Windstream Corp. 7.88%, 11/1/17	63,000	68,434

TOTAL CORPORATE BONDS (Cost: $5,608,075)		5,568,920
FOREIGN CORPORATE BONDS – 7.4%
Canada – 1.0%
Tervita Corp. 8.00%, 11/15/18(b)	71,000	64,788
Cyprus – 1.0%
Drill Rigs Holdings, Inc. 6.50%, 10/1/17(a)(b)	76,000	61,560
Italy – 0.8%
Telecom Italia Capital S.A. 7.00%, 6/4/18(a)	46,000	51,865
Luxembourg – 3.3%
ArcelorMittal 5.25%, 2/25/17(a)	$146,000	$153,592
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19(a)	56,000	58,170

Total Luxembourg		211,762
Norway – 1.3%
Eksportfinans ASA 2.00%, 9/15/15	84,000	84,357
TOTAL FOREIGN CORPORATE BONDS (Cost: $498,920)		474,332

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 30.1%
United States – 30.1%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d)
(Cost: $1,938,100)(e)	1,938,100	1,938,100
TOTAL INVESTMENTS IN SECURITIES – 124.0% (Cost: $8,045,095)		7,981,352
Liabilities in Excess of Cash and Other Assets – (24.0)%		(1,546,023)

NET ASSETS – 100.0%		$6,435,329

(a)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(e)	At February 28, 2015, the total market value of the Fund’s securities on loan was $1,898,760 and the total market value of the collateral held by the Fund was $1,938,100.

PIK – Payment In Kind

See Notes to Financial Statements.

46	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 28, 2015

Investments	Principal Amount	Value

CORPORATE BONDS – 86.3%
United States – 86.3%
AES Corp. 8.00%, 10/15/17	$85,000	$95,731
Affinion Group, Inc. 7.88%, 12/15/18(a)	30,000	20,325
Alcoa, Inc. 6.75%, 7/15/18(a)	120,000	135,987
Alere, Inc. 7.25%, 7/1/18	140,000	151,025
Ally Financial, Inc. 5.50%, 2/15/17	455,000	478,073
AmeriGas Partners L.P. 6.25%, 8/20/19	75,000	78,750
Associated Materials LLC 9.13%, 11/1/17(a)	240,000	214,800
Avaya, Inc. 7.00%, 4/1/19(a)(b)	16,000	16,240
Avon Products, Inc. 6.50%, 3/1/19	74,000	74,740
Best Buy Co., Inc. 5.00%, 8/1/18(a)	176,000	184,800
Beverages & More, Inc. 10.00%, 11/15/18(b)	62,000	58,513
Big Heart Pet Brands 7.63%, 2/15/19	180,000	183,915
Boyd Gaming Corp. 9.13%, 12/1/18	75,000	78,750
Cablevision Systems Corp. 7.75%, 4/15/18(a)	300,000	335,625
Carrizo Oil & Gas, Inc. 8.63%, 10/15/18(a)	80,000	83,600
Casella Waste Systems, Inc. 7.75%, 2/15/19	100,000	101,500
CCO Holdings LLC 7.00%, 1/15/19(a)	300,000	312,750
CDW LLC 8.50%, 4/1/19	53,000	55,621
Chinos Intermediate Holdings A, Inc. 7.75%, 5/1/19, PIK(a)(b)	132,000	116,820
CIT Group, Inc. 5.00%, 5/15/17	371,000	386,767
CNH Industrial Capital LLC 6.25%, 11/1/16(a)	273,000	290,062
Cogent Communications Holdings, Inc. 8.38%, 2/15/18(b)	126,000	132,237
Constellation Brands, Inc. 7.25%, 9/1/16	185,000	200,447
D.R. Horton, Inc. 3.75%, 3/1/19(a)	151,000	153,265
Dell, Inc. 3.10%, 4/1/16(a)	49,000	49,674
DISH DBS Corp. 4.25%, 4/1/18(a)	370,000	372,775
Dole Food Co., Inc. 7.25%, 5/1/19(b)	50,000	50,875
Eagle Midco, Inc. 9.00%, 6/15/18(b)	$134,000	$136,680
EPL Oil & Gas, Inc. 8.25%, 2/15/18(a)	45,000	32,513
EV Energy Partners L.P. 8.00%, 4/15/19(a)	150,000	142,410
First Data Corp. 7.38%, 6/15/19(b)	170,000	178,925
General Motors Co. 3.50%, 10/2/18(a)	410,000	424,350
GenOn Energy, Inc. 7.88%, 6/15/17(a)	300,000	303,000
HCA, Inc. 6.50%, 2/15/16	228,000	239,120
Headwaters, Inc. 7.25%, 1/15/19(a)	178,000	187,345
Hertz Corp. (The) 6.75%, 4/15/19	100,000	103,875
Hexion U.S. Finance Corp. 8.88%, 2/1/18	130,000	109,850
iHeartCommunications, Inc. 6.88%, 6/15/18	100,000	90,875
International Lease Finance Corp. 8.75%, 3/15/17	499,000	558,231
iStar Financial, Inc.
7.13%, 2/15/18	50,000	54,000
4.88%, 7/1/18	173,000	174,081
JC Penney Corp., Inc. 8.13%, 10/1/19(a)	100,000	98,000
KB Home 4.75%, 5/15/19	40,000	38,850
Kinder Morgan Finance Co. LLC 5.70%, 1/5/16	265,000	274,656
Kinetic Concepts, Inc. 10.50%, 11/1/18(a)	240,000	263,100
Lennar Corp. 4.75%, 12/15/17(a)	275,000	286,687
Level 3 Financing, Inc. 9.38%, 4/1/19	125,000	132,188
Masco Corp. 6.13%, 10/3/16(a)	165,000	176,962
MGM Resorts International 7.63%, 1/15/17(a)	236,000	255,470
Michaels FinCo Holdings LLC 7.50%, 8/1/18, PIK(b)	15,000	15,413
Navient Corp. 8.45%, 6/15/18(a)	470,000	538,150
NRG Energy, Inc. 7.63%, 1/15/18(a)	300,000	333,750
Overseas Shipholding Group, Inc. 8.13%, 3/30/18	100,000	100,500
Pactiv LLC 8.13%, 6/15/17	180,000	196,650
Peabody Energy Corp. 6.00%, 11/15/18(a)	119,000	108,885

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 28, 2015

Investments	Principal Amount	Value
Polymer Group, Inc. 6.88%, 6/1/19(b)	$100,000	$96,375
PPL Capital Funding, Inc. 6.70%, 3/30/67, Series A(c)	95,000	93,857
PulteGroup, Inc. 7.63%, 10/15/17	37,000	41,718
Radian Group, Inc. 5.50%, 6/1/19	300,000	312,000
Realogy Group LLC 3.38%, 5/1/16(b)	24,000	24,180
Regency Energy Partners L.P. 8.38%, 6/1/19(b)	80,000	84,800
Sabine Pass LNG L.P. 7.50%, 11/30/16	250,000	265,625
Safway Group Holding LLC 7.00%, 5/15/18(b)	153,000	155,295
Sears Holdings Corp. 6.63%, 10/15/18(a)	55,000	51,700
Speedy Cash Intermediate Holdings Corp. 10.75%, 5/15/18(b)	100,000	100,750
Sprint Communications, Inc. 9.00%, 11/15/18(b)	389,000	453,185
Standard Pacific Corp. 8.38%, 5/15/18(a)	60,000	69,000
Syniverse Holdings, Inc. 9.13%, 1/15/19	240,000	250,200
Synovus Financial Corp. 5.13%, 6/15/17	165,000	169,125
T-Mobile USA, Inc. 6.46%, 4/28/19(a)	188,000	195,520
Targa Resources Partners L.P. 5.00%, 1/15/18(a)(b)	130,000	135,525
Tenet Healthcare Corp. 5.00%, 3/1/19(a)(b)	239,000	240,792
Thompson Creek Metals Co., Inc. 7.38%, 6/1/18	80,000	66,400
Toys R Us, Inc. 10.38%, 8/15/17(a)	59,000	50,593
TransUnion Holding Co., Inc. 8.13%, 6/15/18	300,000	307,500
U.S. Airways Group, Inc. 6.13%, 6/1/18(a)	240,000	254,700
U.S. Foods, Inc. 8.50%, 6/30/19	160,000	168,200
United Continental Holdings, Inc. 6.38%, 6/1/18	216,000	231,930
USG Corp. 9.75%, 1/15/18(a)	240,000	277,505
Valeant Pharmaceuticals International, Inc. 6.75%, 8/15/18(a)(b)	229,000	243,885
Verso Paper Holdings LLC 11.75%, 1/15/19	30,000	23,700
VWR Funding, Inc. 7.25%, 9/15/17(a)	98,000	103,023
Whiting Petroleum Corp. 5.00%, 3/15/19	87,000	86,130
Windstream Corp. 7.88%, 11/1/17	$120,000	$130,350

TOTAL CORPORATE BONDS (Cost: $14,804,121)		14,651,746
FOREIGN CORPORATE BONDS – 10.8%
Australia – 0.5%
FMG Resources August 2006 Pty Ltd. 6.00%, 4/1/17(a)(b)	92,000	92,978
Canada – 0.7%
Telesat Canada 6.00%, 5/15/17(b)	103,000	105,498
Tervita Corp. 8.00%, 11/15/18(b)	21,000	19,162

Total Canada		124,660
France – 1.5%
Numericable-SFR 4.88%, 5/15/19(a)(b)	250,000	250,937
Germany – 1.6%
Schaeffler Holding Finance B.V. 6.88%, 8/15/18, PIK(b)	250,000	263,125
Italy – 1.3%
Telecom Italia Capital S.A.
5.25%, 10/1/15(a)	110,000	112,062
7.00%, 6/4/18(a)	93,000	104,858

Total Italy		216,920
Luxembourg – 3.8%
ArcelorMittal 5.25%, 2/25/17(a)	389,000	409,228
Intelsat Jackson Holdings S.A. 7.25%, 4/1/19(a)	223,000	231,641

Total Luxembourg		640,869
Norway – 1.4%
Eksportfinans ASA 2.00%, 9/15/15	244,000	245,037
TOTAL FOREIGN CORPORATE BONDS (Cost: $1,835,502)		1,834,526

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 28.6%
United States – 28.6%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d)
(Cost: $4,859,483)(e)	4,859,483	4,859,483
TOTAL INVESTMENTS IN SECURITIES – 125.7% (Cost: $21,499,106)		21,345,755
Liabilities in Excess of Cash and Other Assets – (25.7)%		(4,364,183)

NET ASSETS – 100.0%		$16,981,572

See Notes to Financial Statements.

48	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

February 28, 2015

(a)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(e)

At February 28, 2015, the total market value of the Fund’s securities on loan was $4,932,922 and the total market value of the collateral held by the Fund was $5,035,928. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $176,445.

PIK – Payment In Kind

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	49

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2015

Investments	Principal Amount	Value

FOREIGN CORPORATE BONDS – 89.4%
Brazil – 17.7%
Braskem Finance Ltd. 5.75%, 4/15/21, Reg S	$3,268,000	$3,277,477
CSN Resources S.A. 6.50%, 7/21/20, Reg S(a)	1,734,000	1,610,452
Odebrecht Finance Ltd. 4.38%, 4/25/25(a)(b)	2,120,000	1,717,200
Odebrecht Offshore Drilling Finance Ltd. 6.75%, 10/1/22, Reg S	962,066	754,019
Oi S.A. 5.75%, 2/10/22, Reg S(a)	951,000	822,520
Petrobras Global Finance B.V. 5.38%, 1/27/21(a)	4,327,000	3,871,713
5.63%, 5/20/43(a)	2,020,000	1,615,556
Vale Overseas Ltd. 4.38%, 1/11/22(a)	3,019,000	2,929,185

Total Brazil		16,598,122
Chile – 2.1%
Cencosud S.A. 4.88%, 1/20/23, Reg S	1,940,000	1,968,906
China – 7.2%
Alibaba Group Holding Ltd. 3.60%, 11/28/24(a)(b)	700,000	703,210
China Overseas Finance Cayman VI Ltd. 4.25%, 5/8/19, Reg S	1,350,000	1,395,984
CITIC Ltd. 6.38%, 4/10/20, Reg S	440,000	497,558
Country Garden Holdings Co., Ltd. 7.25%, 4/4/21, Reg S(a)	2,050,000	2,024,375
CRCC Yuxiang Ltd. 3.50%, 5/16/23, Reg S	990,000	985,254
Industrial & Commercial Bank of China Ltd. 3.23%, 11/13/19	1,080,000	1,098,936

Total China		6,705,317
Colombia – 5.1%
Ecopetrol S.A. 7.63%, 7/23/19(a)	2,300,000	2,708,250
Pacific Rubiales Energy Corp. 5.38%, 1/26/19(a)(b)	1,920,000	1,401,600
5.13%, 3/28/23, Reg S	990,000	651,222

Total Colombia		4,761,072
Hong Kong – 5.8%
Hutchison Whampoa International 11 Ltd. 4.63%, 1/13/22, Reg S(a)	1,365,000	1,494,982
MIE Holdings Corp. 7.50%, 4/25/19(b)	2,000,000	1,411,750
Noble Group Ltd. 6.75%, 1/29/20, Reg S(a)	1,953,000	2,001,825
Prosperous Ray Ltd. 3.00%, 11/12/18, Reg S	500,000	507,253

Total Hong Kong		5,415,810

India – 5.0%
Bharti Airtel International Netherlands B.V. 5.35%, 5/20/24(a)(b)	$2,300,000	$2,547,872
ICICI Bank Ltd. 6.38%, 4/30/22, Reg S(c)	1,425,000	1,482,000
Vedanta Resources PLC 8.25%, 6/7/21, Reg S(a)	698,000	666,590

Total India		4,696,462
Indonesia – 5.2%
Pertamina Persero PT 5.63%, 5/20/43, Reg S	2,860,000	2,841,053
Perusahaan Gas Negara Persero Tbk PT 5.13%, 5/16/24, Reg S(a)	1,860,000	1,990,200

Total Indonesia		4,831,253
Jamaica – 1.0%
Digicel Group Ltd. 8.25%, 9/30/20, Reg S(a)	920,000	935,180
Kazakhstan – 2.8%
KazMunayGas National Co. JSC 6.38%, 4/9/21, Reg S	2,567,000	2,618,340
Macau – 1.1%
MCE Finance Ltd. 5.00%, 2/15/21(b)	200,000	193,750
5.00%, 2/15/21, Reg S	900,000	871,875

Total Macau		1,065,625
Mexico – 13.4%
Cemex S.A.B. de C.V. 6.50%, 12/10/19(a)(b)	200,000	211,750
7.25%, 1/15/21, Reg S	1,610,000	1,722,700
Empresas ICA S.A.B. de C.V. 8.90%, 2/4/21, Reg S(a)	2,000,000	1,510,000
Grupo Bimbo S.A.B. de C.V. 4.50%, 1/25/22, Reg S(a)	2,308,000	2,485,924
Mexichem S.A.B. de C.V. 4.88%, 9/19/22, Reg S(a)	3,450,000	3,700,125
Southern Copper Corp. 5.25%, 11/8/42(a)	3,310,000	2,980,886

Total Mexico		12,611,385
Morocco – 2.9%
OCP S.A. 5.63%, 4/25/24, Reg S	2,500,000	2,717,750
Peru – 2.0%
BBVA Banco Continental S.A. 5.25%, 9/22/29(b)(c)	90,000	92,588
Volcan Cia Minera S.A.A. 5.38%, 2/2/22, Reg S	1,826,000	1,749,308

Total Peru		1,841,896
Qatar – 3.0%
Ooredoo International Finance Ltd. 4.75%, 2/16/21, Reg S	2,556,000	2,824,380

See Notes to Financial Statements.

50	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

February 28, 2015

Investments	Principal Amount	Value

Russia – 8.9%
EDC Finance Ltd. 4.88%, 4/17/20, Reg S	$810,000	$641,925
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. 5.13%, 12/12/17, Reg S(a)	1,350,000	1,240,312
Evraz Group S.A. 6.75%, 4/27/18, Reg S	1,606,000	1,445,400
Lukoil International Finance B.V. 6.13%, 11/9/20, Reg S	1,173,000	1,104,086
Severstal OAO via Steel Capital S.A. 6.70%, 10/25/17, Reg S	235,000	232,650
5.90%, 10/17/22, Reg S	677,000	614,378
VimpelCom Holdings B.V. 7.50%, 3/1/22, Reg S	3,462,000	3,081,180

Total Russia		8,359,931
Singapore – 1.3%
Puma International Financing S.A. 6.75%, 2/1/21(b)	740,000	746,475
6.75%, 2/1/21, Reg S	500,000	504,375

Total Singapore		1,250,850
South Africa – 2.7%
AngloGold Ashanti Holdings PLC 8.50%, 7/30/20(a)	2,300,000	2,564,500
Turkey – 2.2%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. 3.38%, 11/1/22, Reg S	2,330,000	2,108,650
TOTAL FOREIGN CORPORATE BONDS (Cost: $88,641,959)		83,875,429
FOREIGN GOVERNMENT AGENCIES – 3.6%
United Arab Emirates – 3.6%
MDC-GMTN B.V. 5.50%, 4/20/21, Reg S
(Cost: $3,188,209)	2,856,000	3,352,230

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 27.3%
United States – 27.3%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d)
(Cost: $25,647,163)(e)	25,647,163	25,647,163
TOTAL INVESTMENTS IN SECURITIES – 120.3% (Cost: $117,477,331)		112,874,822
Liabilities in Excess of Cash and Other Assets – (20.3)%		(19,069,924)

NET ASSETS – 100.0%		$93,804,898
(a)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(e)

At February 28, 2015, the total market value of the Fund’s securities on loan was $25,339,999 and the total market value of the collateral held by the Fund was $25,869,873. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $222,710.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	51

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2015

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES – 0.3%
South Africa – 0.3%
KFW 7.00%, 4/9/18
(Cost: $1,868,197)	19,545,000 ZAR	$1,684,127
FOREIGN GOVERNMENT OBLIGATIONS – 89.8%
Brazil – 10.1%
Brazil Letras do Tesouro Nacional
10.82%, 1/1/16(a)	32,567,000 BRL	10,274,661
8.87%, 7/1/16(a)	41,391,000 BRL	12,297,470
11.60%, 1/1/17(a)	27,780,000 BRL	7,783,491
Brazil Notas do Tesouro Nacional
10.00%, 1/1/17, Series F	26,592,000 BRL	8,907,734
10.00%, 1/1/21, Series F	16,048,000 BRL	5,105,890
10.00%, 1/1/23, Series F	36,340,000 BRL	11,372,916
Brazilian Government International Bond
12.50%, 1/5/16	2,049,000 BRL	721,971
12.50%, 1/5/22	929,000 BRL	363,887

Total Brazil		56,828,020
Chile – 3.9%
Bonos del Banco Central de Chile en Pesos
6.00%, 1/1/17, Series 5YR	4,355,000,000 CLP	7,377,828
6.00%, 3/1/23	1,525,000,000 CLP	2,775,696
Chile Government International Bond
5.50%, 8/5/20	6,093,500,000 CLP	10,508,161
6.00%, 1/1/22, Reg S	750,000,000 CLP	1,346,816

Total Chile		22,008,501
China – 3.8%
China Government Bond
1.40%, 8/18/16, Reg S	9,000,000 CNY	1,390,573
2.56%, 6/29/17	10,500,000 CNY	1,638,958
3.09%, 6/29/20	7,500,000 CNY	1,176,178
2.48%, 12/1/20	24,500,000 CNY	3,703,302
2.36%, 8/18/21, Reg S	31,500,000 CNY	4,728,044
3.10%, 6/29/22	36,500,000 CNY	5,690,127
3.16%, 6/27/23	20,000,000 CNY	3,127,354

Total China		21,454,536
Colombia – 3.2%
Colombia Government International Bond
7.75%, 4/14/21	7,155,000,000 COP	3,210,625
Colombian TES
5.00%, 11/21/18, Series B	8,014,700,000 COP	3,226,516
7.00%, 5/4/22, Series B	11,000,000,000 COP	4,622,798
10.00%, 7/24/24, Series B	8,000,000,000 COP	3,974,465
6.00%, 4/28/28, Series B	8,000,000,000 COP	2,912,085

Total Colombia		17,946,489
Indonesia – 5.7%
Indonesia Treasury Bond
11.00%, 11/15/20, Series FR31	34,899,000,000 IDR	3,236,089
8.25%, 7/15/21, Series FR53	103,330,000,000 IDR	8,581,842
8.38%, 9/15/26, Series FR56	143,231,000,000 IDR	12,257,294

8.25%, 6/15/32, Series FR58	91,015,000,000 IDR	$7,666,738
8.75%, 2/15/44, Series FR67	7,880,000,000 IDR	686,297

Total Indonesia		32,428,260
Malaysia – 10.8%
Malaysia Government Bond
3.84%, 8/12/15, Series 0110	9,937,000 MYR	2,766,548
3.81%, 2/15/17, Series 0207	7,349,000 MYR	2,054,070
4.01%, 9/15/17, Series 0210	16,848,000 MYR	4,736,733
3.31%, 10/31/17, Series 0512	8,354,000 MYR	2,310,087
4.38%, 11/29/19, Series 0902	69,337,000 MYR	19,793,828
4.16%, 7/15/21, Series 0111	9,505,000 MYR	2,695,443
3.42%, 8/15/22, Series 0112	55,314,000 MYR	14,976,465
4.39%, 4/15/26, Series 0311	41,823,000 MYR	11,988,428

Total Malaysia		61,321,602
Mexico – 10.6%
Mexican Bonos
7.25%, 12/15/16, Series M 10	24,450,000 MXN	1,732,437
7.75%, 12/14/17, Series M 10	100,188,000 MXN	7,292,704
4.75%, 6/14/18, Series M	60,000,000 MXN	4,026,035
8.50%, 12/13/18, Series M 10	50,722,000 MXN	3,819,015
6.50%, 6/10/21, Series M	74,563,000 MXN	5,313,297
6.50%, 6/9/22, Series M	84,512,000 MXN	6,004,049
10.00%, 12/5/24, Series M 20	82,682,000 MXN	7,327,913
7.50%, 6/3/27, Series M 20	60,000,000 MXN	4,572,990
7.75%, 5/29/31, Series M	71,783,000 MXN	5,609,305
10.00%, 11/20/36, Series M 30	19,178,000 MXN	1,865,784
8.50%, 11/18/38, Series M 30	94,326,000 MXN	8,072,992
7.75%, 11/13/42, Series M	50,542,000 MXN	4,038,398

Total Mexico		59,674,919
Peru – 3.5%
Peruvian Government International Bond
7.84%, 8/12/20, Reg S	25,686,000 PEN	9,541,498
8.20%, 8/12/26, Reg S	5,479,000 PEN	2,163,577
6.95%, 8/12/31, Reg S	18,631,000 PEN	6,521,789
6.90%, 8/12/37, Reg S	5,325,000 PEN	1,858,706

Total Peru		20,085,570
Philippines – 4.0%
Philippine Government Bond
7.63%, 9/29/36, Series 25-9	232,400,000 PHP	7,163,022
Philippine Government International Bond
4.95%, 1/15/21	502,000,000 PHP	12,098,041
3.90%, 11/26/22	155,000,000 PHP	3,557,371

Total Philippines		22,818,434
Poland – 10.6%
Poland Government Bond
5.50%, 4/25/15, Series 0415	1,776,000 PLN	482,687
4.75%, 4/25/17, Series 0417	7,517,000 PLN	2,166,263
3.75%, 4/25/18, Series 0418	39,971,000 PLN	11,459,048
5.50%, 10/25/19, Series 1019	38,410,000 PLN	12,076,144
5.25%, 10/25/20, Series 1020	18,406,000 PLN	5,869,152
5.75%, 10/25/21, Series 1021	23,500,000 PLN	7,828,066
5.75%, 9/23/22, Series 0922	22,059,000 PLN	7,509,908
4.00%, 10/25/23, Series 1023	30,640,000 PLN	9,529,101

See Notes to Financial Statements.

52	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 28, 2015

Investments	Principal Amount	Value

5.75%, 4/25/29, Series 0429	7,500,000 PLN	$2,892,045

Total Poland		59,812,414
Romania – 3.6%
Romania Government Bond
5.75%, 1/27/16, Series 4YR	12,990,000 RON	3,422,141
5.90%, 7/26/17, Series 5Y	31,880,000 RON	8,858,429
5.85%, 4/26/23, Series 10Y	25,800,000 RON	7,982,566

Total Romania		20,263,136
Russia – 3.4%
Russian Federal Bond – OFZ
7.35%, 1/20/16, Series 5077	288,123,000 RUB	4,439,707
6.80%, 12/11/19, Series 6210	357,209,000 RUB	4,420,743
7.60%, 4/14/21, Series 6205	250,000,000 RUB	3,053,503
7.60%, 7/20/22, Series 6209	242,495,000 RUB	2,863,763
8.15%, 2/3/27, Series 6207	234,000,000 RUB	2,772,904
7.05%, 1/19/28, Series 6212	178,667,000 RUB	1,885,976

Total Russia		19,436,596
South Africa – 4.6%
South Africa Government Bond
8.00%, 12/21/18, Series R204	29,698,000 ZAR	2,642,503
6.75%, 3/31/21, Series R208	19,717,000 ZAR	1,658,610
10.50%, 12/21/26, Series R186	10,207,000 ZAR	1,072,028
8.00%, 1/31/30, Series 2030	25,274,000 ZAR	2,163,609
7.00%, 2/28/31, Series R213	43,077,000 ZAR	3,350,861
6.25%, 3/31/36, Series R209	69,490,600 ZAR	4,827,250
6.50%, 2/28/41, Series R214	80,000,000 ZAR	5,604,737
8.75%, 2/28/48, Series 2048	50,000,000 ZAR	4,530,593

Total South Africa		25,850,191
South Korea – 4.8%
Korea Treasury Bond
4.25%, 6/10/21, Series 2106	1,029,580,000 KRW	1,052,006
3.38%, 9/10/23, Series 2309	10,354,880,000 KRW	10,215,107
3.50%, 3/10/24, Series 2403	10,338,230,000 KRW	10,323,263
4.00%, 12/10/31, Series 3112	5,000,000,000 KRW	5,486,894

Total South Korea		27,077,270
Thailand – 4.0%
Thailand Government Bond
3.13%, 12/11/15	76,503,000 THB	2,387,672
4.13%, 11/18/16	273,023,000 THB	8,739,354
3.88%, 6/13/19	47,622,000 THB	1,567,307
3.65%, 12/17/21	99,298,000 THB	3,288,730
3.63%, 6/16/23	173,710,000 THB	5,775,194
3.58%, 12/17/27	24,446,000 THB	804,456

Total Thailand		22,562,713
Turkey – 3.2%
Turkey Government Bond
9.00%, 1/27/16	7,424,000 TRY	2,964,434
8.30%, 6/20/18	14,680,000 TRY	5,889,511
10.50%, 1/15/20	4,952,000 TRY	2,160,962
9.50%, 1/12/22	6,968,000 TRY	2,957,591
7.10%, 3/8/23	11,211,000 TRY	4,132,245

Total Turkey		18,104,743
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $624,507,640)		507,673,394

SUPRANATIONAL BONDS – 4.4%
European Investment Bank
6.75%, 9/15/17, Reg S	33,120,000 ZAR	$2,828,124
9.00%, 12/21/18, Reg S	23,550,000 ZAR	2,131,832
7.50%, 1/30/19	80,000,000 ZAR	6,912,555
7.20%, 7/9/19, Reg S	124,200,000,000 IDR	9,559,316
International Bank for Reconstruction & Development
7.50%, 3/2/17	120,000,000 RUB	1,789,102
6.50%, 7/26/19	80,000,000 RUB	1,094,304
International Finance Corp.
4.68%, 1/30/17	24,600,000 RUB	336,528

TOTAL SUPRANATIONAL BONDS (Cost: $29,548,234)		24,651,761
REPURCHASE AGREEMENT – 2.1%
United States – 2.1%

Citigroup, Inc., tri-party repurchase agreement dated 2/27/15, 0.07% due 3/2/15; Proceeds at maturity – $12,000,070 (fully collateralized by U.S. Treasury Note, 0.38% due 5/31/16; Market value – $12,240,057)

(Cost: $12,000,000)	$12,000,000	12,000,000
TOTAL INVESTMENTS IN SECURITIES – 96.6%
(Cost: $667,924,071)		546,009,282
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 3.4%		19,227,684

NET ASSETS – 100.0%		$565,236,966

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

IDR – Indonesian rupiah

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PEN – Peruvian nuevo sol

PHP – Philippine peso

PLN – Polish zloty

RON – Romanian leu

RUB – Russian ruble

THB – Thai baht

TRY – Turkish New lira

ZAR – South African rand

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of February 28, 2015.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	53

Schedule of Investments (unaudited)

WisdomTree Japan Interest Rate Strategy Fund (JGBB) (consolidated)

February 28, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 94.5%
U.S. Treasury Bills – 94.5%
U.S. Treasury Bills
0.01%, 3/12/15*	$1,000,000	$999,996
0.01%, 4/2/15*(a)	800,000	799,986
0.00%, 4/23/15*	1,000,000	999,978
0.02%, 5/7/15*	850,000	849,973
0.01%, 5/21/15*	1,000,000	999,967

TOTAL INVESTMENTS IN SECURITIES – 94.5% (Cost: $4,649,934)		4,649,900
Cash and Other Assets in Excess of Liabilities – 5.5%		269,170

NET ASSETS – 100.0%		$4,919,070

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

See Notes to Financial Statements.

54	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Strategic Corporate Bond Fund (CRDT)

February 28, 2015

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 0.1%
U.S. Treasury Note – 0.1%
U.S. Treasury Note 0.88%, 4/15/17(a)
(Cost: $10,004)	$10,000	$10,041
CORPORATE BONDS – 56.4%
United States – 56.4%
AbbVie, Inc. 1.75%, 11/6/17	60,000	60,511
American International Group, Inc. 5.85%, 1/16/18	110,000	123,394
Amgen, Inc. 3.63%, 5/22/24(a)	150,000	156,760
Anadarko Petroleum Corp. 6.38%, 9/15/17	60,000	67,199
AT&T, Inc. 5.50%, 2/1/18	90,000	99,038
Bank of America Corp. 3.30%, 1/11/23	250,000	254,036
Calpine Corp. 7.88%, 1/15/23(a)(b)	49,000	55,248
Caterpillar, Inc. 3.90%, 5/27/21	180,000	197,010
CCO Holdings LLC 6.63%, 1/31/22(a)	30,000	32,288
Chrysler Group LLC 8.25%, 6/15/21(a)	200,000	224,250
Citigroup, Inc. 4.50%, 1/14/22(a)	170,000	187,469
Comcast Corp. 3.13%, 7/15/22	110,000	114,132
Family Tree Escrow LLC 5.75%, 3/1/23(b)	80,000	84,600
Foresight Energy LLC 7.88%, 8/15/21(a)(b)	40,000	40,200
Freeport-McMoRan, Inc. 2.15%, 3/1/17	110,000	109,631
General Electric Capital Corp. 6.88%, 1/10/39(a)	140,000	203,908
General Motors Co. 6.25%, 10/2/43	100,000	124,542
Genworth Holdings, Inc. 4.80%, 2/15/24(a)	10,000	8,800
Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22	190,000	222,336
Hiland Partners L.P. 7.25%, 10/1/20(b)	70,000	76,825
Kraft Foods Group, Inc. 5.00%, 6/4/42(a)	50,000	54,288
Lorillard Tobacco Co. 6.88%, 5/1/20(a)	100,000	119,046
Medtronic, Inc. 4.63%, 3/15/45(b)	100,000	113,665
Mondelez International, Inc. 4.00%, 2/1/24(a)	40,000	43,390

Pacific Gas & Electric Co. 6.05%, 3/1/34(a)	$120,000	$157,874
Packaging Corp. of America 4.50%, 11/1/23	40,000	42,932
PepsiCo, Inc. 5.00%, 6/1/18(a)	60,000	66,563
Reynolds Group Issuer, Inc. 9.00%, 4/15/19(a)	100,000	105,250
Rock-Tenn Co. 4.45%, 3/1/19(a)	250,000	267,872
Ryerson, Inc. 9.00%, 10/15/17	100,000	102,500
Samson Investment Co. 9.75%, 2/15/20	50,000	17,250
Sprint Corp. 7.25%, 9/15/21(a)	30,000	30,731
Taylor Morrison Communities, Inc.
7.75%, 4/15/20(a)(b)	70,000	74,550
5.25%, 4/15/21(b)	30,000	29,550
Tenet Healthcare Corp. 8.00%, 8/1/20	50,000	53,125
Time Warner Cable, Inc. 5.00%, 2/1/20	100,000	111,260
United Technologies Corp. 3.10%, 6/1/22(a)	180,000	187,757
Verizon Communications, Inc.
1.10%, 11/1/17	80,000	79,368
4.15%, 3/15/24	100,000	107,548
6.55%, 9/15/43(a)	23,000	30,272
5.01%, 8/21/54(a)(b)	21,000	22,081
Zayo Group LLC 8.13%, 1/1/20(a)	30,000	31,913
TOTAL CORPORATE BONDS (Cost: $4,171,142)		4,290,962
FOREIGN CORPORATE BONDS – 38.5%
Australia – 1.6%
FMG Resources August 2006 Pty Ltd. 6.00%, 4/1/17(a)(b)	120,000	121,275
Belgium – 2.1%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20	140,000	161,058
Brazil – 2.6%
Petrobras International Finance Co. 5.38%, 1/27/21(a)	100,000	90,478
Vale Overseas Ltd. 4.38%, 1/11/22(a)	110,000	107,465

Total Brazil		197,943
Canada – 0.8%
Glencore Finance Canada Ltd. 3.60%, 1/15/17(a)(b)	60,000	62,011
Colombia – 0.9%
Ecopetrol S.A. 7.63%, 7/23/19(a)	60,000	70,932

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	55

Schedule of Investments (unaudited) (concluded)

WisdomTree Strategic Corporate Bond Fund (CRDT)

February 28, 2015

Investments	Principal Amount		Value

France – 3.7%
Electricite de France 4.63%, 9/11/24	50,000	EUR	$74,513
Numericable-SFR 6.00%, 5/15/22(a)(b)	$200,000		203,750

Total France			278,263
Germany – 2.5%
E.ON International Finance B.V. 5.50%, 10/2/17	50,000	EUR	63,728
Volkswagen Leasing GmbH 3.25%, 5/10/18	100,000	EUR	123,093

Total Germany			186,821
Italy – 3.1%
Intesa Sanpaolo SpA 5.02%, 6/26/24(a)(b)	$230,000		237,241
Luxembourg – 0.4%
Intelsat Jackson Holdings S.A. 7.25%, 10/15/20(a)	30,000		31,275
Mexico – 1.4%
Petroleos Mexicanos 5.50%, 1/21/21(a)	100,000		110,250
Netherlands – 4.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.75%, 12/1/43	250,000		311,238
Russia – 2.6%
Gazprom OAO via Gaz Capital S.A. 4.95%, 5/23/16, Reg S	200,000		198,500
United Kingdom – 12.7%
Barclays Bank PLC 7.63%, 11/21/22	200,000		229,250
BP Capital Markets PLC 2.24%, 5/10/19(a)	150,000		151,209
HSBC Bank PLC 3.88%, 10/24/18, Reg S	160,000	EUR	203,587
Rio Tinto Finance USA PLC 4.13%, 8/21/42(a)	$40,000		40,807
Royal Bank of Scotland Group PLC 6.13%, 12/15/22	210,000		237,223
Tesco PLC 6.13%, 2/24/22	60,000	GBP	103,824

Total United Kingdom			965,900
TOTAL FOREIGN CORPORATE BONDS (Cost: $2,911,707)			2,932,707

	Shares
PREFERRED STOCK – 2.4%
United States – 2.4%
GMAC Capital Trust I 8.13%, 2/15/40, Series 2(c)
(Cost: $180,839)	6,934		180,492
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 26.6%
United States – 26.6%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d)
(Cost: $2,024,953)(e)	2,024,953		$2,024,953
TOTAL INVESTMENTS IN SECURITIES – 124.0% (Cost: $9,298,645)			9,439,155
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (24.0)%			(1,826,576)

NET ASSETS – 100.0%			$7,612,579

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR – Euro

GBP – British pound

(a)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the current rate on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(e)

At February 28, 2015, the total market value of the Fund’s securities on loan was $2,221,070 and the total market value of the collateral held by the Fund was $2,266,838. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $241,885.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

56	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 28, 2015

Investments	Principal Amount		Value

U.S. GOVERNMENT OBLIGATIONS – 29.6%
U.S. Treasury Bonds – 19.9%
U.S. Treasury Inflation Indexed Bond
2.38%, 1/15/25	$224,273		$272,579
3.38%, 4/15/32	330,788		486,801
0.63%, 2/15/43	102,152		100,923

Total U.S. Treasury Bonds			860,303
U.S. Treasury Notes – 9.7%
U.S. Treasury Inflation Indexed Note
2.13%, 1/15/19(a)	131,268		144,374
0.63%, 1/15/24	261,703		273,214

Total U.S. Treasury Notes			417,588
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,213,154)			1,277,891
CORPORATE BONDS – 3.2%
United States – 3.2%
Samson Investment Co. 9.75%, 2/15/20	100,000		34,500
Sprint Corp. 7.88%, 9/15/23	100,000		103,750

TOTAL CORPORATE BONDS (Cost: $208,792)			138,250
FOREIGN CORPORATE BONDS – 9.3%
Australia – 1.9%
FMG Resources August 2006 Pty Ltd. 6.88%, 4/1/22(a)(b)	100,000		84,000
Brazil – 2.3%
Vale Overseas Ltd. 4.38%, 1/11/22(a)	100,000		97,696
Colombia – 2.5%
Ecopetrol S.A. 5.88%, 9/18/23(a)	100,000		108,100
Mexico – 2.6%
America Movil S.A.B. de C.V. 5.00%, 3/30/20(a)	100,000		113,375
TOTAL FOREIGN CORPORATE BONDS (Cost: $408,715)			403,171
FOREIGN GOVERNMENT OBLIGATIONS – 31.2%
Australia – 3.6%
Australia Inflation Linked Bond 4.00%, 8/20/20, Series 20CI	102,000	AUD	156,843
Brazil – 1.3%
Brazil Notas do Tesouro Nacional Inflation Linked Bond
6.00%, 8/15/22, Series B	31,000	BRL	27,639
6.00%, 8/15/50, Series B	30,000	BRL	26,115

Total Brazil			53,754
Canada – 4.1%
Canadian Government Inflation Linked Bond
4.25%, 12/1/26	77,987	CAD	98,236
3.00%, 12/1/36	60,458	CAD	80,936

Total Canada			179,172
France – 1.7%
France Government Inflation Linked Bond 1.60%, 7/25/15, Series OATe	65,634	EUR	$74,186
Mexico – 4.7%
Mexican Udibonos Inflation Linked Bond
4.00%, 6/13/19, Series S	1,374,237	MXN	99,992
4.50%, 12/4/25, Series S	1,321,381	MXN	103,984

Total Mexico			203,976
South Africa – 4.1%
South Africa Inflation Linked Bond
2.50%, 1/31/17, Series R211	956,790	ZAR	83,993
5.50%, 12/7/23, Series R197	823,031	ZAR	91,948

Total South Africa			175,941
Sweden – 3.8%
Sweden Inflation Linked Bond 4.00%, 12/1/20, Series 3102	840,000	SEK	164,450
Turkey – 2.3%
Turkey Government Inflation Linked Bond 4.00%, 4/1/20	226,313	TRY	99,704
United Kingdom – 5.6%
United Kingdom Inflation Linked Gilt
1.25%, 11/22/27, Reg S	66,340	GBP	129,833
1.25%, 11/22/32, Reg S	53,363	GBP	113,348

Total United Kingdom			243,181
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,597,798)			1,351,207

	Shares
EXCHANGE-TRADED FUNDS – 8.3%
United States – 8.3%
WisdomTree Emerging Markets Equity Income Fund(c)	500		22,030
WisdomTree Equity Income Fund(a)(c)	3,345		207,624
WisdomTree Global Natural Resources Fund(c)	7,500		128,100

TOTAL EXCHANGE-TRADED FUNDS (Cost: $364,866)			357,754
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.7%
United States – 12.7%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(d)
(Cost: $549,200)(e)	549,200		549,200
TOTAL INVESTMENTS IN SECURITIES – 94.3% (Cost: $4,342,525)			4,077,473
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 5.7%			247,394

NET ASSETS – 100.0%			$4,324,867

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	57

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 28, 2015

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

EUR – Euro

GBP – British pound

MXN – Mexican peso

SEK – Swedish krona

TRY – Turkish New lira

ZAR – South African rand

(a)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 7).

(d)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(e)	At February 28, 2015, the total market value of the Fund’s securities on loan was $538,064 and the total market value of the collateral held by the Fund was $549,200.

Reg S –	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

58	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

February 28, 2015

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 84.8%
U.S. Treasury Bills – 84.8%
U.S. Treasury Bills
0.01%, 3/12/15*(a)	$350,000	$349,999
0.02%, 4/9/15*(b)	175,920,000	175,917,713
0.06%, 6/4/15*(a)	3,810,000	3,809,748

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $180,075,547)		180,077,460

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 30.0%
United States – 30.0%
State Street Navigator Securities Lending Prime Portfolio, 0.16%(c)
(Cost: $63,844,860)(d)	63,844,860	63,844,860
TOTAL INVESTMENTS IN SECURITIES – 114.8% (Cost: $243,920,407)		243,922,320
Liabilities in Excess of Cash and Other Assets – (14.8)%		(31,397,769)

NET ASSETS – 100.0%		$212,524,551
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(b)	Security, or portion thereof, was on loan at February 28, 2015 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of February 28, 2015.

(d)	At February 28, 2015, the total market value of the Fund’s securities on loan was $62,591,848 and the total market value of the collateral held by the Fund was $63,844,860.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	59

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2015

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Commodity Currency Strategy Fund	WisdomTree Emerging Currency Strategy Fund
ASSETS:

Investments, at cost	$297,898,668	$21,610,870	$110,261,486	$8,264,995	$69,655,964

Foreign currency, at cost	—	—	51,520	—	—
Investments in securities, at value (including repurchase agreements of $0, $6,611,000, $34,030,000, $2,365,000 and $12,720,000, respectively) (Note 2)	297,898,309	21,610,805	110,093,349	8,264,988	69,655,586

Cash	13,518,859	10,093	601,673	72,122	728,969

Deposits at broker for forward foreign currency contracts	300,000	—	240,000	280,000	2,350,000

Foreign currency, at value	—	—	51,427	—	—

Unrealized appreciation on forward foreign currency contracts	2,932,770	371,709	112,023	59,776	892,360

Receivables:

Investment securities sold	—	—	9,999,993	700,000	—

Interest	—	26	49,691	9	83
Total Assets	314,649,938	21,992,633	121,148,156	9,376,895	73,626,998
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	1,788,630	2,759,741	251,609	839,524	1,419,881

Payables:

Capital shares redeemed	—	—	10,090,540	—	—

Collateral for forward foreign currency contracts	—	—	—	—	360,000

Advisory fees (Note 3)	118,518	6,979	41,655	3,574	30,602

Service fees (Note 2)	1,042	68	407	28	245
Total Liabilities	1,908,190	2,766,788	10,384,211	843,126	1,810,728
NET ASSETS	$312,741,748	$19,225,845	$110,763,945	$8,533,769	$71,816,270
NET ASSETS:

Paid-in capital	$292,147,702	$121,308,585	$110,987,466	$16,624,818	$118,080,406

Accumulated net investment loss	(495,292)	(633,803)	—	(68,878)	(672,684)

Undistributed net investment income	—	—	137,474	—	—

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	19,945,557	(99,060,840)	(53,016)	(7,242,416)	(45,063,553)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,143,781	(2,388,097)	(307,979)	(779,755)	(527,899)
NET ASSETS	$312,741,748	$19,225,845	$110,763,945	$8,533,769	$71,816,270
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	11,200,000	1,200,000	4,400,000	500,000	3,900,000
Net asset value per share	$27.92	$16.02	$25.17	$17.07	$18.41

See Notes to Financial Statements.

60	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2015

	WisdomTree Indian Rupee Strategy Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund
ASSETS:

Investments, at cost	$13,872,991	$67,058,028	$82,955,080	$33,395,935	$69,822,669

Foreign currency, at cost	—	224,450	12,220	—	—
Investments in securities, at value (including repurchase agreements of $2,800,000, $0, $0, $0 and $0, respectively and securities on loan) (Note 2)[1]	13,872,978	61,096,464	79,076,668	33,810,438	70,903,826

Cash	88,297	3,986,427	49,409	10,468,757	13,624,425

Deposits at broker for forward foreign currency contracts	1,130,000	30,000	—	—	—

Deposits at broker for futures contracts	—	—	—	425,000	535,000

Foreign currency, at value	—	226,334	12,235	—	—

Unrealized appreciation on forward foreign currency contracts	—	150,793	—	—	—

Receivables:

Interest	13	836,125	957,595	152,220	319,850
Total Assets	15,091,288	66,326,143	80,095,907	44,856,415	85,383,101
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	43,879	586,372	—	—	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	—	—	3,791,058	8,414,420

Investment securities purchased	—	—	—	9,571,654	12,827,789

Advisory fees (Note 3)	5,161	68,939	10,941	5,840	11,294

Service fees (Note 2)	51	552	108	92	216

Net variation margin on futures contracts	—	—	—	29,304	51,424

Foreign capital gains tax	—	840	—	—	—
Total Liabilities	49,091	656,703	11,049	13,397,948	21,305,143
NET ASSETS	$15,042,197	$65,669,440	$80,084,858	$31,458,467	$64,077,958
NET ASSETS:

Paid-in capital	$17,346,174	$105,669,251	$88,994,067	$33,140,887	$64,793,153

Accumulated net investment loss	(122,138)	—	—	—	—

Undistributed (Distributions in excess of) net investment income	—	778,993	6,600	(15,219)	(32,682)

Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	(2,137,947)	(34,318,270)	(5,025,474)	(2,130,052)	(1,811,599)

Net unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(43,892)	(6,460,534)	(3,890,335)	462,851	1,129,086
NET ASSETS	$15,042,197	$65,669,440	$80,084,858	$31,458,467	$64,077,958
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	700,000	1,400,000	4,300,000	700,000	1,300,000
Net asset value per share	$21.49	$46.91	$18.62	$44.94	$49.29

[1]	Market value of securities out on loan were as follows: $0, $0, $0, $4,087,713 and $8,994,835, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	61

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2015

	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$3,260,940	$8,045,095	$21,499,106	$117,477,331	$667,924,071

Foreign currency, at cost	—	—	—	—	596,248
Investments in securities, at value (including repurchase agreements of $0, $0, $0, $0 and $12,000,000, respectively and securities on loan) (Note 2)[1]	3,260,862	7,981,352	21,345,755	112,874,822	546,009,282

Cash	1,143	212,346	179,159	5,307,739	10,467,461

Deposits at broker for futures contracts	—	90,550	61,571	—	—

Foreign currency, at value	—	—	—	—	600,477

Unrealized appreciation on forward foreign currency contracts	—	—	—	—	76,117

Receivables:

Interest	189	98,599	269,689	1,314,035	8,442,623
Total Assets	3,262,194	8,382,847	21,856,174	119,496,596	565,595,960
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	—	—	13,237

Payables:

Investment of cash collateral for securities loaned (Note 2)	763,980	1,938,100	4,859,483	25,647,163	—

Advisory fees (Note 3)	287	2,350	5,577	44,211	244,930

Service fees (Note 2)	8	22	57	324	1,960

Net variation margin on futures contracts	—	7,046	9,485	—	—

Foreign capital gains tax	—	—	—	—	98,867
Total Liabilities	764,275	1,947,518	4,874,602	25,691,698	358,994
NET ASSETS	$2,497,919	$6,435,329	$16,981,572	$93,804,898	$565,236,966
NET ASSETS:

Paid-in capital	$2,499,085	$7,576,020	$17,680,184	$102,765,619	$752,204,903

Accumulated net investment loss	(764)	—	—	—	—

Undistributed (Distributions in excess of) net investment income	—	(409)	1,270	40,866	(4,692,898)

Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	(324)	(1,083,201)	(552,258)	(4,399,078)	(59,665,187)

Net unrealized depreciation on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(78)	(57,081)	(147,624)	(4,602,509)	(122,609,852)
NET ASSETS	$2,497,919	$6,435,329	$16,981,572	$93,804,898	$565,236,966
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	300,000	700,000	1,300,000	13,800,000
Net asset value per share	$24.98	$21.45	$24.26	$72.16	$40.96

[1]	Market value of securities out on loan were as follows: $748,693, $1,898,760, $4,932,922, $25,339,999 and $0, respectively.

See Notes to Financial Statements.

62	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

February 28, 2015

	WisdomTree Japan Interest Rate Strategy Fund[1]	WisdomTree Strategic Corporate Bond Fund	WisdomTree Global Real Return Fund[1]	WisdomTree Managed Futures Strategy Fund[1]
ASSETS:

Investments, at cost	$4,649,934	$9,298,645	$3,977,659	$243,920,407

Investment in affiliates, at cost (Note 7)	—	—	364,866	—

Foreign currency, at cost	—	24,445	124,518	—
Investments in securities, at value (Note 2)[2]	4,649,900	9,439,155	3,719,719	243,922,320

Investment in affiliates, at value (Note 7)	—	—	357,754	—

Cash	217,122	84,660	594,098	24,531,565

Deposits at broker for swap contracts	—	—	—	3,700,000

Deposits at broker for futures contracts	29,082	—	16,522	—

Foreign currency, at value	—	24,213	120,272	—

Unrealized appreciation on forward foreign currency contracts	27,480	8,226	42,790	299,476

Unrealized appreciation on swap contracts	—	—	—	20,733

Receivables:

Capital shares sold	—	—	—	4,337,421

Interest	—	85,395	25,998	2,141

Net variation margin on futures contracts	—	—	7,189	—
Total Assets	4,923,584	9,641,649	4,884,342	276,813,656
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	1,391	1,471	8,285	60,693

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	2,024,953	549,200	63,844,860

Swap contracts	—	—	—	7,795

Advisory fees (Note 3)	1,889	2,620	1,975	152,189

Service fees (Note 2)	16	26	15	706

Net variation margin on futures contracts	1,218	—	—	222,862
Total Liabilities	4,514	2,029,070	559,475	64,289,105
NET ASSETS	$4,919,070	$7,612,579	$4,324,867	$212,524,551
NET ASSETS:

Paid-in capital	$4,934,705	$7,523,305	$4,638,012	$219,392,261

Accumulated net investment loss	(20,438)	—	—	(2,628,732)

Undistributed (Distributions in excess of) net investment income	—	31,643	(53,382)	—

Accumulated net realized loss on investments, swap contracts, futures contracts, forward foreign currency contracts and foreign currency related transactions	(7,770)	(88,625)	(20,749)	(3,802,107)

Net unrealized appreciation (depreciation) on investments, swap contracts, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	12,573	146,256	(239,014)	(436,871)
NET ASSETS	$4,919,070	$7,612,579	$4,324,867	$212,524,551
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,000	100,000	100,000	4,900,000
Net asset value per share	$49.19	$76.13	$43.25	$43.37

[1]	Consolidated.

[2]	Market value of securities out on loan were as follows: $0, $2,221,070, $538,064 and $62,591,848, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	63

Statements of Operations (unaudited)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2015

	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Brazilian Real Strategy Fund	WisdomTree Chinese Yuan Strategy Fund	WisdomTree Commodity Currency Strategy Fund	WisdomTree Emerging Currency Strategy Fund
INVESTMENT INCOME:

Interest	$9,322	$7,995	$441,803	$1,363	$9,183

Securities lending income (Note 2)	4,449	847	7,859	616	4,413
Total investment income	13,771	8,842	449,662	1,979	13,596
EXPENSES:

Advisory fees (Note 3)	504,622	59,563	309,165	27,396	227,603

Service fees (Note 2)	4,441	582	3,023	219	1,821
Total expenses	509,063	60,145	312,188	27,615	229,424
Net investment income (loss)	(495,292)	(51,303)	137,474	(25,636)	(215,828)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(840)	—	(635,050)	7	(8)

Forward foreign currency contracts and foreign currency related transactions	24,201,693	(2,651,988)	1,885,407	(827,448)	(8,753,003)
Net realized gain (loss)	24,200,853	(2,651,988)	1,250,357	(827,441)	(8,753,011)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(359)	(65)	(240,611)	(7)	(378)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	776,940	(2,611,991)	(1,443,506)	(802,417)	(29,615)
Net change in unrealized appreciation (depreciation)	776,581	(2,612,056)	(1,684,117)	(802,424)	(29,993)
Net realized and unrealized gain (loss) on investments	24,977,434	(5,264,044)	(433,760)	(1,629,865)	(8,783,004)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,482,142	$(5,315,347)	$(296,286)	$(1,655,501)	$(8,998,832)

See Notes to Financial Statements.

64	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2015

	WisdomTree Indian Rupee Strategy Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund	WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund
INVESTMENT INCOME:

Interest	$2,531	$4,491,206	$547,829	$217,303	$479,673

Securities lending income (Note 2)	1,509	1,176	63	2,069	4,175
Total investment income	4,040	4,492,382	547,892	219,372	483,848
EXPENSES:

Advisory fees (Note 3)	45,899	758,888	69,483	36,195	68,650

Service fees (Note 2)	448	6,071	680	569	1,313
Total expenses	46,347	764,959	70,163	36,764	69,963
Net investment income (loss)	(42,307)	3,727,423	477,729	182,608	413,885
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	43	(22,770,704)	(836,834)	173,445	284,793

In-kind redemptions	—	(4,419,500)	(666,890)	87,292	—

Futures contracts	—	—	—	(1,852,750)	(1,938,881)

Forward foreign currency contracts and foreign currency related transactions	(97,322)	(2,049,381)	(81,540)	—	—
Net realized loss	(97,279)	(29,239,585)	(1,585,264)	(1,592,013)	(1,654,088)
Net change in unrealized appreciation (depreciation) from:

Investment transactions[2]	(13)	8,904,484	(2,180,102)	295,372	958,963

Futures contracts	—	—	—	74,450	61,812

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	94,798	(838,755)	(11,184)	—	—
Net change in unrealized appreciation (depreciation)	94,785	8,065,729	(2,191,286)	369,822	1,020,775
Net realized and unrealized loss on investments	(2,494)	(21,173,856)	(3,776,550)	(1,222,191)	(633,313)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,801)	$(17,446,433)	$(3,298,821)	$(1,039,583)	$(219,428)

[1]	Net of foreign capital gains tax withheld of $0, $92,478, $0, $0 and $0, respectively.

[2]	Net of deferred foreign capital gain tax credit of $0, $29, $0, $0 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	65

Statements of Operations (unaudited) (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2015

	WisdomTree Bloomberg Floating Rate Treasury Fund	WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	WisdomTree Emerging Markets Corporate Bond Fund	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Interest[1]	$998	$189,182	$408,314	$2,869,952	$19,644,961

Securities lending income (Note 2)	151	2,569	5,555	45,812	1,221
Total investment income	1,149	191,751	413,869	2,915,764	19,646,182
EXPENSES:

Advisory fees (Note 3)	2,478	21,439	44,087	319,865	1,876,493

Service fees (Note 2)	54	197	451	2,346	15,013
Total expenses	2,532	21,636	44,538	322,211	1,891,506
Expense waivers (Note 3)	(619)	—	—	—	—
Net expenses	1,913	21,636	44,538	322,211	1,891,506
Net investment income (loss)	(764)	170,115	369,331	2,593,553	17,754,676
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[2]	77	(94,790)	(206,172)	(1,269,326)	(18,710,469)

In-kind redemptions	—	(78,307)	(153,737)	(531,655)	(22,320,767)

Futures contracts	—	(527,575)	(183,942)	—	—

Forward foreign currency contracts and foreign currency related transactions	—	—	—	—	(5,049,075)
Net realized gain (loss)	77	(700,672)	(543,851)	(1,800,981)	(46,080,311)
Net change in unrealized appreciation (depreciation) from:

Investment transactions[3]	(771)	(87,260)	(131,186)	(6,798,467)	(54,281,634)

Futures contracts	—	28,551	16,563	—	—

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	—	—	—	—	(427,853)
Net change in unrealized appreciation (depreciation)	(771)	(58,709)	(114,623)	(6,798,467)	(54,709,487)
Net realized and unrealized loss on investments	(694)	(759,381)	(658,474)	(8,599,448)	(100,789,798)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,458)	$(589,266)	$(289,143)	$(6,005,895)	$(83,035,122)

[1]	Net of foreign withholding tax of $0, $0, $0, $0 and $264,105, respectively.

[2]	Net of foreign capital gains tax withheld of $0, $0, $0, $0 and $34,744, respectively.

[3]	Net of deferred foreign capital gain tax of $0, $0, $0, $0 and $98,867, respectively.

See Notes to Financial Statements.

66	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

For the Six Months Ended February 28, 2015

	WisdomTree Japan Interest Rate Strategy Fund[1]	WisdomTree Strategic Corporate Bond Fund	WisdomTree Global Real Return Fund[1]	WisdomTree Managed Futures Strategy Fund[1]
INVESTMENT INCOME:

Dividends	$—	$7,042	$—	$—

Dividends from affiliates (Note 7)	—	—	7,426	—

Interest	263	136,543	34,060	10,936

Securities lending income (Note 2)	289	1,807	2,022	13,682
Total investment income	552	145,392	43,508	24,618
EXPENSES:

Advisory fees (Note 3)	12,293	18,690	13,152	918,778

Service fees (Note 2)	108	164	96	4,255
Total expenses	12,401	18,854	13,248	923,033
Expense waivers (Note 3)	—	(1,869)	—	—
Net expenses	12,401	16,985	13,248	923,033
Net investment income (loss)	(11,849)	128,407	30,260	(898,415)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1)	(9,117)	(31,521)	63

Investment transactions in affiliates (Note 7)	—	—	4,798	—

Swap contracts	—	—	—	(2,357,295)

Futures contracts	(88,640)	—	(87,214)	6,712,859

Forward foreign currency contracts and foreign currency related transactions	190,299	89,156	94,644	3,520,897
Net realized gain (loss)	101,658	80,039	(19,293)	7,876,524
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(62)	(57,360)	(292,605)	1,890

Swap contracts	—	—	—	(211,117)

Futures contracts	13,212	—	(3,032)	(1,985,488)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	22,566	(3,822)	17,988	210,569
Net change in unrealized appreciation (depreciation)	35,716	(61,182)	(277,649)	(1,984,146)
Net realized and unrealized gain (loss) on investments	137,374	18,857	(296,942)	5,892,378
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,525	$147,264	$(266,682)	$4,993,963

[1]	Consolidated.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	67

Statements of Changes in Net Assets

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Brazilian Real Strategy Fund		WisdomTree Chinese Yuan Strategy Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(495,292)	$(151,579)	$(51,303)	$(727,545)	$137,474	$(217,951)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	24,200,853	79,217	(2,651,988)	(35,797,689)	1,250,357	2,970,735

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	776,581	367,200	(2,612,056)	2,515,210	(1,684,117)	(1,698,464)
Net increase (decrease) in net assets resulting from operations	24,482,142	294,838	(5,315,347)	(34,010,024)	(296,286)	1,054,320
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	—	—	—	(1,801,632)

Capital gains	(4,182,934)	—	—	—	(526,878)	(6,931,344)
Total dividends and distributions	(4,182,934)	—	—	—	(526,878)	(8,732,976)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	336,139,160	54,950,141	3,839,687	541,336,713	5,071,789	5,282,676

Cost of shares redeemed	(98,941,600)	(99)	(10,461,389)	(516,560,625)	(45,603,664)	(60,499,935)
Net increase (decrease) in net assets resulting from capital share transactions	237,197,560	54,950,042	(6,621,702)	24,776,088	(40,531,875)	(55,217,259)
Net Increase (Decrease) in Net Assets	257,496,768	55,244,880	(11,937,049)	(9,233,936)	(41,355,039)	(62,895,915)
NET ASSETS:

Beginning of period	$55,244,980	$100	$31,162,894	$40,396,830	$152,118,984	$215,014,899

End of period	$312,741,748	$55,244,980	$19,225,845	$31,162,894	$110,763,945	$152,118,984
Accumulated net investment loss included in net assets at end of period	$(495,292)	$—	$(633,803)	$(582,500)	$—	$—
Undistributed net investment income included in net assets at end of period	$—	$—	$—	$—	$137,474	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,200,000	4	1,600,000	2,400,000	6,000,000	8,200,000

Shares created	12,600,000	2,200,000	200,000	29,400,000	200,000	200,000

Shares redeemed	(3,600,000)	(4)	(600,000)	(30,200,000)	(1,800,000)	(2,400,000)
Shares outstanding, end of period	11,200,000	2,200,000	1,200,000	1,600,000	4,400,000	6,000,000
*	Commencement of operations.

See Notes to Financial Statements.

68	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Commodity Currency Strategy Fund		WisdomTree Emerging Currency Strategy Fund		WisdomTree Indian Rupee Strategy Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(25,636)	$(72,197)	$(215,828)	$(799,122)	$(42,307)	$(124,835)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(827,441)	175,063	(8,753,011)	1,442,904	(97,279)	2,526,213

Net change in unrealized appreciation (depreciation) on investments and forward foreign currency contracts	(802,424)	123,001	(29,993)	5,902,999	94,785	3,065,909
Net increase (decrease) in net assets resulting from operations	(1,655,501)	225,867	(8,998,832)	6,546,781	(44,801)	5,467,287
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	1,989,720	12,102,491	—	2,030,188

Cost of shares redeemed	(1,869,925)	(3,913,926)	(23,322,668)	(109,129,424)	(10,575,856)	(14,064,795)
Net decrease in net assets resulting from capital share transactions	(1,869,925)	(3,913,926)	(21,332,948)	(97,026,933)	(10,575,856)	(12,034,607)
Net Decrease in Net Assets	(3,525,426)	(3,688,059)	(30,331,780)	(90,480,152)	(10,620,657)	(6,567,320)
NET ASSETS:

Beginning of period	$12,059,195	$15,747,254	$102,148,050	$192,628,202	$25,662,854	$32,230,174

End of period	$8,533,769	$12,059,195	$71,816,270	$102,148,050	$15,042,197	$25,662,854
Accumulated net investment loss included in net assets at end of period	$(68,878)	$(43,242)	$(672,684)	$(456,856)	$(122,138)	$(79,831)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	800,000	5,000,000	9,800,000	1,200,000	1,800,000

Shares created	—	—	100,000	600,000	—	100,000

Shares redeemed	(100,000)	(200,000)	(1,200,000)	(5,400,000)	(500,000)	(700,000)
Shares outstanding, end of period	500,000	600,000	3,900,000	5,000,000	700,000	1,200,000

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	69

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Asia Local Debt Fund		WisdomTree Australia & New Zealand Debt Fund		WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,727,423	$10,720,878	$477,729	$1,174,130	$182,608	$63,299

Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	(29,239,585)	(22,387,686)	(1,585,264)	(2,295,652)	(1,592,013)	(500,177)

Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	8,065,729	39,594,857	(2,191,286)	4,759,611	369,822	93,029
Net increase (decrease) in net assets resulting from operations	(17,446,433)	27,928,049	(3,298,821)	3,638,089	(1,039,583)	(343,849)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(2,889,000)	(4,485,012)	(460,000)	(498,625)	(198,356)	(71,000)

Return of capital	—	(1,535,988)	—	(91,575)	—	—
Total dividends and distributions	(2,889,000)	(6,021,000)	(460,000)	(590,200)	(198,356)	(71,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	77,635,094	53,697,281	8,291,238	32,570,963	10,000,000

Cost of shares redeemed	(253,548,086)	(253,078,191)	(3,851,309)	(18,172,317)	(4,539,350)	(4,920,458)
Net increase (decrease) in net assets resulting from capital share transactions	(253,548,086)	(175,443,097)	49,845,972	(9,881,079)	28,031,613	5,079,542
Net Increase (Decrease) in Net Assets	(273,883,519)	(153,536,048)	46,087,151	(6,833,190)	26,793,674	4,664,693
NET ASSETS:

Beginning of period	$339,552,959	$493,089,007	$33,997,707	$40,830,897	$4,664,793	$100

End of period	$65,669,440	$339,552,959	$80,084,858	$33,997,707	$31,458,467	$4,664,793
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$778,993	$(59,430)	$6,600	$(11,129)	$(15,219)	$529
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	6,800,000	10,400,000	1,600,000	2,100,000	100,000	2

Shares created	—	1,600,000	2,900,000	400,000	700,000	200,000

Shares redeemed	(5,400,000)	(5,200,000)	(200,000)	(900,000)	(100,000)	(100,002)
Shares outstanding, end of period	1,400,000	6,800,000	4,300,000	1,600,000	700,000	100,000
*	Commencement of operations.

See Notes to Financial Statements.

70	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund		WisdomTree Bloomberg Floating Rate Treasury Fund		WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Period February 4, 2014* through August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$413,885	$67,211	$(764)	$(915)	$170,115	$126,745

Net realized gain (loss) on investments and futures contracts	(1,654,088)	(121,239)	77	(401)	(700,672)	(382,529)

Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,020,775	108,311	(771)	693	(58,709)	1,628
Net increase (decrease) in net assets resulting from operations	(219,428)	54,283	(1,458)	(623)	(589,266)	(254,156)
DIVIDENDS:

Net investment income	(447,989)	(72,500)	—	—	(172,768)	(124,501)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	59,767,605	10,000,000	—	2,500,000	6,927,045	12,322,304

Cost of shares redeemed	—	(5,004,113)	—	(100)	(4,326,952)	(7,346,477)
Net increase in net assets resulting from capital share transactions	59,767,605	4,995,887	—	2,499,900	2,600,093	4,975,827
Net Increase (Decrease) in Net Assets	59,100,188	4,977,670	(1,458)	2,499,277	1,838,059	4,597,170
NET ASSETS:

Beginning of period	$4,977,770	$100	$2,499,377	$100	$4,597,270	$100

End of period	$64,077,958	$4,977,770	$2,497,919	$2,499,377	$6,435,329	$4,597,270
Accumulated net investment loss included in net assets at end of period	$—	$—	$(764)	$—	$—	$—
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(32,682)	$1,422	$—	$—	$(409)	$2,244
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	2	100,000	4	200,000	4

Shares created	1,200,000	200,000	—	100,000	300,000	500,000

Shares redeemed	—	(100,002)	—	(4)	(200,000)	(300,004)
Shares outstanding, end of period	1,300,000	100,000	100,000	100,000	300,000	200,000
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	71

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund		WisdomTree Emerging Markets Corporate Bond Fund		WisdomTree Emerging Markets Local Debt Fund
	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$369,331	$158,830	$2,593,553	$4,956,086	$17,754,676	$51,536,128

Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	(543,851)	(8,407)	(1,800,981)	(3,046,449)	(46,080,311)	(154,797,671)

Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(114,623)	(33,001)	(6,798,467)	10,784,417	(54,709,487)	165,181,838
Net increase (decrease) in net assets resulting from operations	(289,143)	117,422	(6,005,895)	12,694,054	(83,035,122)	61,920,295
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(370,890)	(156,001)	(2,659,000)	(4,929,380)	(17,238,000)	(23,094,991)

Capital gains	—	—	—	(1,099,320)	—	(3,699,038)

Return of capital	—	—	—	—	—	(12,306,564)
Total dividends and distributions	(370,890)	(156,001)	(2,659,000)	(6,028,700)	(17,238,000)	(39,100,593)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,922,254	22,471,932	—	15,542,686	12,554,396	217,252,738

Cost of shares redeemed	(7,196,418)	(7,517,684)	(14,267,643)	(22,216,188)	(185,903,563)	(843,422,303)
Net increase (decrease) in net assets resulting from capital share transactions	2,725,836	14,954,248	(14,267,643)	(6,673,502)	(173,349,167)	(626,169,565)
Net Increase (Decrease) in Net Assets	2,065,803	14,915,669	(22,932,538)	(8,148)	(273,622,289)	(603,349,863)
NET ASSETS:

Beginning of period	$14,915,769	$100	$116,737,436	$116,745,584	$838,859,255	$1,442,209,118

End of period	$16,981,572	$14,915,769	$93,804,898	$116,737,436	$565,236,966	$838,859,255
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,270	$2,829	$40,866	$106,313	$(4,692,898)	$(5,209,574)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	4	1,500,000	1,600,000	17,800,000	31,400,000

Shares created	400,000	900,000	—	200,000	300,000	4,700,000

Shares redeemed	(300,000)	(300,004)	(200,000)	(300,000)	(4,300,000)	(18,300,000)
Shares outstanding, end of period	700,000	600,000	1,300,000	1,500,000	13,800,000	17,800,000
*	Commencement of operations.

See Notes to Financial Statements.

72	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Japan Interest Rate Strategy Fund[1]		WisdomTree Strategic Corporate Bond Fund		WisdomTree Global Real Return Fund[1]
	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(11,849)	$(16,356)	$128,407	$319,667	$30,260	$129,363

Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency related transactions	101,658	(66,447)	80,039	(113,185)	(19,293)	(93,363)

Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	35,716	(23,143)	(61,182)	611,399	(277,649)	219,307
Net increase (decrease) in net assets resulting from operations	125,525	(105,946)	147,264	817,881	(266,682)	255,307
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	(144,416)	(322,339)	(71,384)	(80,153)

Capital gains	(100,511)	—	–	(33,974)	(43,117)	(8,109)
Total dividends and distributions	(100,511)	—	(144,416)	(356,313)	(114,501)	(88,262)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	5,000,000	—	—	—	—

Cost of shares redeemed	—	(98)	—	(7,406,998)	—	—
Net increase (decrease) in net assets resulting from capital share transactions	—	4,999,902	—	(7,406,998)	—	—
Net Increase (Decrease) in Net Assets	25,014	4,893,956	2,848	(6,945,430)	(381,183)	167,045
NET ASSETS:

Beginning of period	$4,894,056	$100	$7,609,731	$14,555,161	$4,706,050	$4,539,005

End of period	$4,919,070	$4,894,056	$7,612,579	$7,609,731	$4,324,867	$4,706,050
Accumulated net investment loss included in net assets at end of period	$(20,438)	$(8,589)	$—	$—	$—	$—
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$—	$—	$31,643	$47,652	$(53,382)	$(12,258)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	2	100,000	200,000	100,000	100,000

Shares created	—	100,000	—	—	—	—

Shares redeemed	—	(2)	—	(100,000)	—	—
Shares outstanding, end of period	100,000	100,000	100,000	100,000	100,000	100,000
*	Commencement of operations.

[1]	Consolidated.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	73

Statements of Changes in Net Assets (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

	WisdomTree Managed Futures Strategy Fund[1]
	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(898,415)	$(1,425,209)

Net realized gain on investments, swap contracts, futures contracts, forward foreign currency contracts and foreign currency related transactions	7,876,524	746,056

Net change in unrealized appreciation (depreciation) on investments, swap contracts, futures contracts and forward foreign currency contracts	(1,984,146)	1,847,277
Net increase in net assets resulting from operations	4,993,963	1,168,124
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	34,729,758	41,547,425

Cost of shares redeemed	(4,242,377)	(8,203,600)
Net increase in net assets resulting from capital share transactions	30,487,381	33,343,825
Net Increase in Net Assets	35,481,344	34,511,949
NET ASSETS:

Beginning of period	$177,043,207	$142,531,258

End of period	$212,524,551	$177,043,207
Accumulated net investment loss included in net assets at end of period	$(2,628,732)	$(1,730,317)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,200,000	3,400,000

Shares created	800,000	1,000,000

Shares redeemed	(100,000)	(200,000)
Shares outstanding, end of period	4,900,000	4,200,000
[1]	Consolidated.

See Notes to Financial Statements.

74	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$25.11	$25.12
Investment operations:
Net investment loss[1]	(0.07)	(0.08)
Net realized and unrealized gain	3.31	0.07
Total from investment operations	3.24	(0.01)
Distributions to shareholders:
Capital gains	(0.43)	—
Net asset value, end of period	$27.92	$25.11

TOTAL RETURN[2]	12.96%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$312,742	$55,245
Ratios to average net assets of:
Expenses	0.50%[3]	0.51%[3,4]
Net investment loss	(0.49)%[3]	(0.48)%[3]
Portfolio turnover rate[5]	0%	0%

WisdomTree Brazilian Real Strategy Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of period	$19.48	$16.83	$18.81	$28.99	$27.65	$24.47
Investment operations:
Net investment loss[1]	(0.03)	(0.07)	(0.07)	(0.09)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	(3.43)	2.72	(1.91)	(4.36)	4.68	3.53
Total from investment operations	(3.46)	2.65	(1.98)	(4.45)	4.58	3.46
Dividends and distributions to shareholders:
Net investment income	—	—	—	—	—	(0.02)
Capital gains	—	—	—	(5.73)	(3.24)	(0.26)
Total dividends and distributions to shareholders	—	—	—	(5.73)	(3.24)	(0.28)
Net asset value, end of period	$16.02	$19.48	$16.83	$18.81	$28.99	$27.65

TOTAL RETURN[2]	(17.76)%	15.75%	(10.53)%	(16.14)%	17.98%	14.24%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,226	$31,163	$40,397	$63,942	$481,253	$221,177
Ratios to average net assets of:
Expenses	0.45%[3]	0.46%[6]	0.45%	0.45%	0.45%	0.45%
Net investment loss	(0.39)%[3]	(0.40)%	(0.39)%	(0.38)%	(0.36)%	(0.28)%
Portfolio turnover rate[5]	0%	0%	0%	0%	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

[5]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

[6]	Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.45%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	75

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Chinese Yuan Strategy Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of period	$25.35	$26.22	$25.22	$25.81	$24.84	$25.31
Investment operations:
Net investment income (loss)[1]	0.03	(0.03)	0.00 [2]	(0.06)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	(0.11)	0.20	1.20	0.02	1.21	(0.40)
Total from investment operations	(0.08)	0.17	1.20	(0.04)	1.12	(0.47)
Dividends and distributions to shareholders:
Net investment income	—	(0.21)	—	—	—	—
Capital gains	(0.10)	(0.83)	(0.20)	(0.55)	(0.15)	—
Total dividends and distributions to shareholders	(0.10)	(1.04)	(0.20)	(0.55)	(0.15)	—
Net asset value, end of period	$25.17	$25.35	$26.22	$25.22	$25.81	$24.84

TOTAL RETURN[3]	(0.32)%	0.63%	4.78%	(0.15)%	4.50%	(1.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$110,764	$152,119	$215,015	$267,383	$567,883	$586,278
Ratios to average net assets of:
Expenses	0.45%[4]	0.46%[5]	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	0.20%[4]	(0.11)%	0.02%	(0.22)%	(0.34)%	(0.28)%
Portfolio turnover rate[6]	0%	0%	0%	0%	0%	8%

WisdomTree Commodity Currency Strategy Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period September 24, 2010* through August 31, 2011
Net asset value, beginning of period	$20.10	$19.68	$20.93	$27.78	$25.10
Investment operations:
Net investment loss[1]	(0.05)	(0.11)	(0.10)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	(2.98)	0.53	(1.15)	(1.68)	2.90
Total from investment operations	(3.03)	0.42	(1.25)	(1.79)	2.77
Distributions to shareholders:
Capital gains	—	—	—	(5.06)	(0.09)
Net asset value, end of period	$17.07	$20.10	$19.68	$20.93	$27.78

TOTAL RETURN[3]	(15.07)%	2.13%	(5.97)%	(5.75)%	11.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$8,534	$12,059	$15,747	$25,116	$80,560
Ratios to average net assets of:
Expenses	0.55%[4]	0.56%[5]	0.55%	0.55%	0.55%[4]
Net investment loss	(0.51)%[4]	(0.53)%	(0.48)%	(0.48)%	(0.46)%[4]
Portfolio turnover rate[6]	0%	0%	0%	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.45% for the WisdomTree Chinese Yuan Strategy Fund and 0.55% for the WisdomTree Commodity Currency Strategy Fund.

[6]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

See Notes to Financial Statements.

76	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of period	$20.43	$19.66	$20.33	$22.87	$21.89	$21.22
Investment operations:
Net investment loss[1]	(0.05)	(0.11)	(0.10)	(0.10)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	(1.97)	0.88	(0.57)	(1.38)	1.92	0.94
Total from investment operations	(2.02)	0.77	(0.67)	(1.48)	1.82	0.85
Distributions to shareholders:
Capital gains	—	—	—	(1.06)	(0.84)	(0.18)
Net asset value, end of period	$18.41	$20.43	$19.66	$20.33	$22.87	$21.89

TOTAL RETURN[2]	(9.89)%	3.92%	(3.30)%	(6.36)%	8.44%	4.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71,816	$102,148	$192,628	$274,521	$585,411	$337,106
Ratios to average net assets of:
Expenses	0.55%[3]	0.56%[4]	0.55%	0.55%	0.55%	0.55%
Net investment loss	(0.52)%[3]	(0.53)%	(0.48)%	(0.47)%	(0.46)%	(0.39)%
Portfolio turnover rate[5]	0%	0%	0%	0%	0%	0%

WisdomTree Indian Rupee Strategy Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of period	$21.39	$17.91	$20.30	$26.78	$25.10	$23.79
Investment operations:
Net investment loss[1]	(0.04)	(0.09)	(0.08)	(0.08)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	0.14	3.57	(2.31)	(3.12)	2.06	1.39
Total from investment operations	0.10	3.48	(2.39)	(3.20)	1.97	1.31
Distributions to shareholders:
Capital gains	—	—	—	(3.28)	(0.29)	—
Net asset value, end of period	$21.49	$21.39	$17.91	$20.30	$26.78	$25.10

TOTAL RETURN[2]	0.47%	19.43%	(11.77)%	(11.93)%	7.86%	5.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,042	$25,663	$32,230	$18,273	$24,104	$22,586
Ratios to average net assets of:
Expenses	0.45%[3]	0.46%[4]	0.45%	0.45%	0.45%	0.45%
Net investment loss	(0.41)%[3]	(0.43)%	(0.39)%	(0.37)%	(0.34)%	(0.29)%
Portfolio turnover rate[5]	0%	0%	0%	0%	0%	0%

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.55% for the WisdomTree Emerging Currency Strategy Fund and 0.45% for the WisdomTree Indian Rupee Strategy Fund.

[5]	Portfolio turnover rate is not annualized. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	77

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period March 17, 2011* through August 31, 2011
Net asset value, beginning of period	$49.93	$47.41	$51.57	$53.23	$49.85
Investment operations:
Net investment income[1]	0.65	1.15	1.20	1.29	0.60
Net realized and unrealized gain (loss)	(3.13)	2.00	(3.74)	(2.37)	3.21
Total from investment operations	(2.48)	3.15	(2.54)	(1.08)	3.81
Dividends and distributions to shareholders:
Net investment income	(0.54)	(0.47)	(1.34)	(0.58)	(0.43)
Capital gains	—	—	(0.28)	—	—
Return of capital	—	(0.16)	—	—	—
Total dividends and distributions to shareholders	(0.54)	(0.63)	(1.62)	(0.58)	(0.43)
Net asset value, end of period	$46.91	$49.93	$47.41	$51.57	$53.23

TOTAL RETURN[2]	(4.98)%	6.69%	(5.14)%	(2.00)%	7.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$65,669	$339,553	$493,089	$422,871	$660,086
Ratios to average net assets of:
Expenses	0.55%[3]	0.56%[4]	0.55%	0.55%	0.55%[3]
Net investment income	2.70%[3]	2.36%	2.34%	2.51%	2.52%[3]
Portfolio turnover rate[5]	6%	62%	52%	62%	0%

WisdomTree Australia & New Zealand Debt Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012[6]	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010
Net asset value, beginning of period	$21.25	$19.44	$22.54	$26.31	$22.24	$23.68
Investment operations:
Net investment income (loss)[1]	0.30	0.64	0.72	0.67	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(2.63)	1.46	(3.22)	(0.70)	5.40	1.08
Total from investment operations	(2.33)	2.10	(2.50)	(0.03)	5.32	1.01
Dividends and distributions to shareholders:
Net investment income	(0.30)	(0.24)	(0.47)	(0.69)	—	—
Capital gains	—	—	—	(3.05)	(1.25)	(2.45)
Return of capital	—	(0.05)	(0.13)	—	—	—
Total dividends and distributions to shareholders	(0.30)	(0.29)	(0.60)	(3.74)	(1.25)	(2.45)
Net asset value, end of period	$18.62	$21.25	$19.44	$22.54	$26.31	$22.24

TOTAL RETURN[2]	(11.00)%	10.91%	(11.42)%	0.76%	24.85%	4.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$80,085	$33,998	$40,831	$45,079	$52,614	$17,790
Ratios to average net assets of:
Expenses	0.45%[3]	0.46%[4]	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.09%[3]	3.13%	3.29%	2.99%	(0.35)%	(0.30)%
Portfolio turnover rate[5]	10%	27%	42%	9%	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.55% for the WisdomTree Asia Local Debt Fund and 0.45% for the WisdomTree Australia & New Zealand Debt Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]

The information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

See Notes to Financial Statements.

78	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$46.65	$50.05
Investment operations:
Net investment income[1]	0.32	0.51
Net realized and unrealized loss	(1.70)	(3.30)
Total from investment operations	(1.38)	(2.79)
Dividends to shareholders:
Net investment income	(0.33)	(0.61)
Net asset value, end of period	$44.94	$46.65

TOTAL RETURN[2]	(2.97)%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$31,458	$4,665
Ratios to average net assets of:
Expenses	0.28%[3]	0.29%[3,4]
Net investment income	1.41%[3]	1.48%[3]
Portfolio turnover rate[5,6]	148%	257%

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$49.78	$49.98
Investment operations:
Net investment income[1]	0.34	0.54
Net realized and unrealized loss	(0.48)	(0.11)
Total from investment operations	(0.14)	0.43
Dividends to shareholders:
Net investment income	(0.35)	(0.63)
Net asset value, end of period	$49.29	$49.78

TOTAL RETURN[2]	(0.28)%	0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$64,078	$4,978
Ratios to average net assets of:
Expenses	0.23%[3]	0.24%[3,4]
Net investment income	1.39%[3]	1.52%[3]
Portfolio turnover rate[5,6]	144%	243%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.28% for the WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund and 0.23% for the WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]

The portfolio turnover rates excluding TBA roll transactions for the periods ended February 28, 2015 and August 31, 2014 were 26% and 96% for WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund and 21% and 87% for WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund, respectively.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	79

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg Floating Rate Treasury Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Period February 4, 2014* through August 31, 2014
Net asset value, beginning of period	$24.99	$25.00
Investment operations:
Net investment loss[1]	(0.01)	(0.01)
Net realized and unrealized gain (loss)	(0.00)[2]	0.00 [2]
Total from investment operations	(0.01)	(0.01)
Net asset value, end of period	$24.98	$24.99

TOTAL RETURN[3]	(0.04)%	(0.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,498	$2,499
Ratios to average net assets of:
Expenses, net of expense waivers	0.15%[4]	0.15%[4]
Expenses, prior to expense waivers	0.20%[4]	0.20%[4]
Net investment loss	(0.06)%[4]	(0.06)%[4]
Portfolio turnover rate[5]	43%	65%

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$22.99	$25.02
Investment operations:
Net investment income[1]	0.42	0.56
Net realized and unrealized loss	(1.53)	(1.96)
Total from investment operations	(1.11)	(1.40)
Dividends to shareholders:
Net investment income	(0.43)	(0.63)
Net asset value, end of period	$21.45	$22.99

TOTAL RETURN[3]	(4.86)%	(5.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,435	$4,597
Ratios to average net assets of:
Expenses	0.48%[4]	0.49%[4,6]
Net investment income	3.81%[4]	3.28%[4]
Portfolio turnover rate[5]	21%	182%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Bloomberg Floating Rate Treasury Fund (Note 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.48%.

See Notes to Financial Statements.

80	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$24.86	$24.99
Investment operations:
Net investment income[1]	0.43	0.58
Net realized and unrealized loss	(0.60)	(0.08)
Total from investment operations	(0.17)	0.50
Dividends to shareholders:
Net investment income	(0.43)	(0.63)
Net asset value, end of period	$24.26	$24.86

TOTAL RETURN[2]	(0.68)%	1.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,982	$14,916
Ratios to average net assets of:
Expenses	0.43%[3]	0.44%[3,4]
Net investment income	3.60%[3]	3.30%[3]
Portfolio turnover rate[5]	13%	131%

WisdomTree Emerging Markets Corporate Bond Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Period March 8, 2012* through August 31, 2012
Net asset value, beginning of period	$77.82	$72.97	$77.63	$75.03
Investment operations:
Net investment income[1]	1.79	3.47	3.29	1.63
Net realized and unrealized gain (loss)	(5.60)	5.56	(4.69)	2.54
Total from investment operations	(3.81)	9.03	(1.40)	4.17
Dividends and distributions to shareholders:
Net investment income	(1.85)	(3.45)	(3.26)	(1.57)
Capital gains	—	(0.73)	—	—
Total dividends and distributions to shareholders	(1.85)	(4.18)	(3.26)	(1.57)
Net asset value, end of period	$72.16	$77.82	$72.97	$77.63

TOTAL RETURN[2]	(4.92)%	12.71%	(2.00)%	5.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$93,805	$116,737	$116,746	$62,103
Ratios to average net assets of:
Expenses	0.60%[3]	0.61%[6]	0.60%	0.60%[3]
Net investment income	4.87%[3]	4.59%	4.22%	4.47%[3]
Portfolio turnover rate[5]	7%	40%	37%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.43%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]	Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.60%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	81

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Year Ended August 31, 2011	For the Period August 9, 2010* through August 31, 2010
Net asset value, beginning of period	$47.13	$45.93	$51.16	$53.83	$50.08	$50.23
Investment operations:
Net investment income[1]	1.13	2.26	2.22	2.41	2.40	0.10
Net realized and unrealized gain (loss)	(6.19)	0.64	(5.29)	(3.26)	3.79	(0.25)
Total from investment operations	(5.06)	2.90	(3.07)	(0.85)	6.19	(0.15)
Dividends and distributions to shareholders:
Net investment income	(1.11)	(1.02)	(2.01)	(1.77)	(2.44)	—
Capital gains	—	(0.14)	(0.15)	(0.05)	—	—
Return of capital	—	(0.54)	—	—	—	—
Total dividends and distributions to shareholders	(1.11)	(1.70)	(2.16)	(1.82)	(2.44)	—
Net asset value, end of period	$40.96	$47.13	$45.93	$51.16	$53.83	$50.08

TOTAL RETURN[2]	(10.83)%	6.43%	(6.41)%	(1.45)%	12.64%	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$565,237	$838,859	$1,442,209	$1,197,084	$1,415,705	$195,319
Ratios to average net assets of:
Expenses	0.55%[3]	0.56%[4]	0.55%	0.55%	0.55%	0.55%[3]
Net investment income	5.20%[3]	4.84%	4.31%	4.76%	4.65%	3.31%[3]
Portfolio turnover rate[5]	5%	78%	57%	43%	30%	0%

WisdomTree Japan Interest Rate Strategy Fund (consolidated)	For the Six Months Ended February 28, 2015 (unaudited)	For the Period December 18, 2013* through August 31, 2014
Net asset value, beginning of period	$48.94	$49.94
Investment operations:
Net investment loss[1]	(0.12)	(0.16)
Net realized and unrealized gain (loss)	1.38	(0.84)
Total from investment operations	1.26	(1.00)
Distributions to shareholders:
Capital gains	(1.01)	—
Net asset value, end of period	$49.19	$48.94

TOTAL RETURN[2]	2.56%	(2.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,919	$4,894
Ratios to average net assets of:
Expenses	0.50%[3]	0.51%[3,6]
Net investment loss	(0.48)%[3]	(0.47)%[3]
Portfolio turnover rate[5]	0%	0%

*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.55%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period (which are not annualized). Without these proxy expenses, the annualized expense ratio would have been 0.50%.

See Notes to Financial Statements.

82	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Strategic Corporate Bond Fund	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Period January 31, 2013* through August 31, 2013
Net asset value, beginning of period	$76.10	$72.78	$74.76
Investment operations:
Net investment income[1]	1.28	2.49	1.37
Net realized and unrealized gain (loss)	0.19	3.81	(2.08)
Total from investment operations	1.47	6.30	(0.71)
Dividends and distributions to shareholders:
Net investment income	(1.44)	(2.64)	(1.27)
Capital gains	—	(0.34)	—
Total dividends and distributions to shareholders	(1.44)	(2.98)	(1.27)
Net asset value, end of period	$76.13	$76.10	$72.78

TOTAL RETURN[2]	1.97%	8.81%	(0.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,613	$7,610	$14,555
Ratios to average net assets of:
Expenses, net of expense waivers	0.45%[3]	0.46%[4]	0.45%[3]
Expenses, prior to expense waivers	0.50%[3]	0.51%[4]	0.50%[3]
Net investment income	3.44%[3]	3.34%	3.18%[3]
Portfolio turnover rate[5]	5%	36%	5%

WisdomTree Global Real Return Fund (consolidated)	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period July 14, 2011* through August 31, 2011
Net asset value, beginning of period	$47.06	$45.39	$48.68	$50.66	$49.99
Investment operations:
Net investment income[1]	0.30	1.29	0.73	0.79	0.05
Net realized and unrealized gain (loss)	(2.97)	1.26	(3.25)	(2.10)	0.62
Total from investment operations	(2.67)	2.55	(2.52)	(1.31)	0.67
Dividends and distributions to shareholders:
Net investment income	(0.71)	(0.80)	(0.77)	(0.62)	—
Capital gains	(0.43)	(0.08)	—	(0.05)	—
Total dividends and distributions to shareholders	(1.14)	(0.88)	(0.77)	(0.67)	—
Net asset value, end of period	$43.25	$47.06	$45.39	$48.68	$50.66

TOTAL RETURN[2]	(5.67)%	5.67%	(5.25)%	(2.54)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,325	$4,706	$4,539	$4,868	$5,066
Ratios to average net assets[6] of:
Expenses	0.60%[3]	0.61%[7]	0.60%	0.60%	0.60%[3]
Net investment income	1.38%[3]	2.80%	1.53%	1.65%	0.68%[3]
Portfolio turnover rate[5]	1%	33%	1%	3%	0%[8]
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for WisdomTree Strategic Corporate Bond Fund (Note 2 and 3).

[3]	Annualized.

[4]

Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio (net of expense waivers) would have been 0.45% and the expense ratio (prior to expense waivers) would have been 0.50%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.60%.

[8]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	83

Financial Highlights (concluded)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 28, 2015 (unaudited)	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012	For the Period January 5, 2011* through August 31, 2011
Net asset value, beginning of period	$42.15	$41.92	$41.47	$49.90	$50.18
Investment operations:
Net investment loss[1]	(0.20)	(0.39)	(0.37)	(0.40)	(0.27)
Net realized and unrealized gain (loss)	1.42	0.62	0.82	(7.25)	(0.01)
Total from investment operations	1.22	0.23	0.45	(7.65)	(0.28)
Distributions to shareholders:
Capital gains	—	—	—	(0.78)	—
Net asset value, end of period	$43.37	$42.15	$41.92	$41.47	$49.90

TOTAL RETURN[2]	2.89%	0.55%	1.09%	(15.47)%	(0.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$212,525	$177,043	$142,531	$149,288	$229,553
Ratios to average net assets of:
Expenses	0.95%[3]	0.96%[4]	0.95%	0.95%	0.95%[3]
Net investment loss	(0.93)%[3]	(0.94)%	(0.90)%	(0.91)%	(0.91)%[3]
Portfolio turnover rate[5]	0%	0%	0%	0%	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Included in the expense ratio are non-recurring proxy expenses that were incurred during the period. Without these proxy expenses, the expense ratio would have been 0.95%.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from portfolio turnover calculation.

See Notes to Financial Statements.

84	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of February 28, 2015, the Trust offered 69 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with ASU 2013-08, each Fund qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund”)	December 18, 2013
WisdomTree Brazilian Real Strategy Fund (“Brazilian Real Strategy Fund”)	May 14, 2008
WisdomTree Chinese Yuan Strategy Fund (“Chinese Yuan Strategy Fund”)	May 14, 2008
WisdomTree Commodity Currency Strategy Fund (“Commodity Currency Strategy Fund”)	September 24, 2010
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund”)	May 6, 2009
WisdomTree Indian Rupee Strategy Fund (“Indian Rupee Strategy Fund”)	May 14, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (“U.S. Aggregate Bond Negative Duration Fund”)	December 18, 2013
WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (“U.S. Aggregate Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Bloomberg Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (“High Yield Bond Negative Duration Fund”)	December 18, 2013
WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (“High Yield Bond Zero Duration Fund”)	December 18, 2013
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Japan Interest Rate Strategy Fund (“Japan Interest Rate Strategy Fund”) (consolidated)	December 18, 2013
WisdomTree Strategic Corporate Bond Fund (“Strategic Corporate Bond Fund”)	January 31, 2013
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	July 14, 2011
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

Consolidation of Subsidiaries

The financial statements of the Managed Futures Strategy Fund and Global Real Return Fund (each an “Alternative Fund”) and Japan Interest Rate Strategy Fund, include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary”). For each Alternative Fund and Japan Interest Rate Strategy Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Alternative Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. The Japan Interest Rate Strategy Fund seeks to gain short exposure to Japanese government bonds, in whole or in part, through investments in its Subsidiary. Each Alternative Fund’s and Japan Interest Rate Strategy Fund’s investment in its Subsidiary may not exceed 25% of each respective Alternative Fund’s and Japan Interest Rate Strategy Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	85

Notes to Financial Statements (unaudited) (continued)

at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and TBA securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Except for U.S. Dollar Bullish Fund, forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. U.S. Dollar Bullish Fund uses WM/Reuters closing spot and forward rates as of 4:00 p.m. New York time to value forward foreign currency contracts. For the Chinese Yuan Strategy Fund, Emerging Currency Strategy Fund, Indian Rupee Strategy Fund, Asia Local Debt Fund, Emerging Markets Corporate Bond Fund, Emerging Markets Local Debt Fund, and the Strategic Corporate Bond Fund, Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time are used to value forward foreign currency contracts in the following Asian currencies: Chinese renminbi, Chinese yuan, Hong Kong dollar, Indian rupee, Indonesian rupiah, Malaysian ringgit, Philippine peso, Singapore dollar, South Korean won, Taiwan dollar, and the Thai baht. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing

86	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing each Fund’s assets:

U.S. Dollar Bullish Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$297,898,309	$—
Total	—	297,898,309	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,932,770	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,788,630)	—
Total - Net	$—	$299,042,449	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	87

Notes to Financial Statements (unaudited) (continued)

Brazilian Real Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$14,999,805	$—
Repurchase Agreement	—	6,611,000	—
Total	—	21,610,805	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	371,709	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,759,741)	—
Total - Net	$—	$19,222,773	$—

Chinese Yuan Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$47,857,499	$—
Time Deposits	—	28,205,850	—
Repurchase Agreement	—	34,030,000	—
Total	—	110,093,349	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	112,023	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(251,609)	—
Total - Net	$—	$109,953,763	$—

Commodity Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$5,899,988	$—
Repurchase Agreement	—	2,365,000	—
Total	—	8,264,988	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	59,776	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(839,524)	—
Total - Net	$—	$7,485,240	$—

Emerging Currency Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$56,935,586	$—
Repurchase Agreement	—	12,720,000	—
Total	—	69,655,586	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	892,360	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,419,881)	—
Total - Net	$—	$69,128,065	$—

Indian Rupee Strategy Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$11,072,978	$—
Repurchase Agreement	—	2,800,000	—
Total	—	13,872,978	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(43,879)	—
Total - Net	$—	$13,829,099	$—

88	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Asia Local Debt Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$3,155,478	$—
Foreign Government Agencies	—	4,990,026	—
Foreign Government Obligations	—	40,463,685	—
Supranational Bonds	—	12,487,275	—
Total	—	61,096,464	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	150,793	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(586,372)	—
Total - Net	$—	$60,660,885	$—

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$34,131,059	$—
Foreign Government Obligations	—	26,172,858	—
Supranational Bonds	—	18,772,751	—
Total	$—	$79,076,668	$—

U.S. Aggregate Bond Negative Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$10,938,781	$—
U.S. Government Obligations	—	8,478,138	—
Corporate Bonds	—	7,348,145	—
Foreign Corporate Bonds	—	837,870	—
Foreign Government Obligations	—	557,610	—
Supranational Bond	—	595,291	—
Commercial Mortgage-Backed Securities	—	1,019,524	—
Municipal Bond	—	244,021	—
Investment of Cash Collateral for Securities Loaned	—	3,791,058	—
Total	—	33,810,438	—
Unrealized Appreciation on Futures Contracts	48,348	—	—
Total - Net	$48,348	$33,810,438	$—

U.S. Aggregate Bond Zero Duration Fund	Level 1	Level 2	Level 3
U.S. Government Agencies	$—	$22,603,257	$—
U.S. Government Obligations	—	19,052,842	—
Corporate Bonds	—	14,058,100	—
Foreign Corporate Bonds	—	2,158,475	—
Foreign Government Obligations	—	1,127,514	—
Supranational Bond	—	934,011	—
Commercial Mortgage-Backed Securities	—	2,140,530	—
Municipal Bond	—	414,677	—
Investment of Cash Collateral for Securities Loaned	—	8,414,420	—
Total	—	70,903,826	—
Unrealized Appreciation on Futures Contracts	50,623	—	—
Unrealized Depreciation on Futures Contracts	(2,694)	—	—
Total - Net	$47,929	$70,903,826	$—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	89

Notes to Financial Statements (unaudited) (continued)

Floating Rate Treasury Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$2,496,882	$—
Investment of Cash Collateral for Securities Loaned	—	763,980	—
Total	$—	$3,260,862	$—

High Yield Bond Negative Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$5,568,920	$—
Foreign Corporate Bonds	—	474,332	—
Investment of Cash Collateral for Securities Loaned	—	1,938,100	—
Total	—	7,981,352	—
Unrealized Appreciation on Futures Contracts	7,290	—	—
Unrealized Depreciation on Futures Contracts	(628)	—	—
Total - Net	$6,662	$7,981,352	$—

High Yield Bond Zero Duration Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$14,651,746	$—
Foreign Corporate Bonds	—	1,834,526	—
Investment of Cash Collateral for Securities Loaned	—	4,859,483	—
Total	—	21,345,755	—
Unrealized Appreciation on Futures Contracts	5,727	—	—
Total - Net	$5,727	$21,345,755	$—

Emerging Markets Corporate Bond Fund	Level 1	Level 2	Level 3
Foreign Corporate Bonds	$—	$83,875,429	$—
Foreign Government Agencies	—	3,352,230	—
Investment of Cash Collateral for Securities Loaned	—	25,647,163	—
Total	$—	$112,874,822	$—

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Foreign Government Agencies	$—	$1,684,127	$—
Foreign Government Obligations	—	507,673,394	—
Supranational Bonds	—	24,651,761	—
Repurchase Agreement	—	12,000,000	—
Total	—	546,009,282	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	76,117	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(13,237)	—
Total - Net	$—	$546,072,162	$—

Japan Interest Rate Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$4,649,900	$—
Total	—	4,649,900	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	27,480	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,391)	—
Unrealized Depreciation on Futures Contracts	(26,024)	—	—
Total - Net	$(26,024)	$4,675,989	$—

90	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Strategic Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$10,041	$—
Corporate Bonds	—	4,290,962	—
Foreign Corporate Bonds	—	2,932,707	—
Preferred Stock	180,492	—	—
Investment of Cash Collateral for Securities Loaned	—	2,024,953	—
Total	180,492	9,258,663	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	8,226	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,471)	—
Total - Net	$180,492	$9,265,418	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,277,891	$—
Corporate Bonds	—	138,250	—
Foreign Corporate Bonds	—	403,171	—
Foreign Government Obligations	—	1,351,207	—
Exchange-Traded Funds	357,754	—	—
Investment of Cash Collateral for Securities Loaned	—	549,200	—
Total	357,754	3,719,719	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	42,790	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(8,285)	—
Unrealized Appreciation on Futures Contracts	3,427	—	—
Unrealized Depreciation on Futures Contracts	(7,327)	—	—
Total - Net	$353,854	$3,754,224	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$180,077,460	$—
Investment of Cash Collateral for Securities Loaned	—	63,844,860	—
Total	—	243,922,320	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	299,476	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(60,693)	—
Unrealized Appreciation on Swap Contracts	—	20,733	—
Unrealized Appreciation on Futures Contracts	725,003	—	—
Unrealized Depreciation on Futures Contracts	(1,423,303)	—	—
Total - Net	$(698,300)	$244,181,836	$—

There were no Level 3 securities at or during the six months ended February 28, 2015.

There were no transfers into or out of any fair value measurement levels during the six months ended February 28, 2015.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts for the six months ended February 28, 2015 which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at February 28, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	91

Notes to Financial Statements (unaudited) (continued)

positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. For the period ended February 28, 2015, no event occurred that triggered a credit-risk-related contingent feature.

As of February 28, 2015, collateral for derivative instruments was as follows:

	Value of Collateral Posted			Value of Collateral Received
Fund	Cash	Securities	Total	Cash	Securities	Total
U.S. Dollar Bullish Fund	$300,000	$—	$300,000	$—	$—	$—
Chinese Yuan Strategy Fund	240,000	—	240,000	—	—	—
Commodity Currency Strategy Fund	280,000	—	280,000	—	—	—
Emerging Currency Strategy Fund	2,350,000	—	2,350,000	360,000	—	360,000
Indian Rupee Strategy Fund	1,130,000	—	1,130,000	—	—	—
Asia Local Debt Fund	30,000	—	30,000	—	—	—
U.S. Aggregate Bond Negative Duration Fund	425,000	—	425,000	—	—	—
U.S. Aggregate Bond Zero Duration Fund	535,000	—	535,000	—	—	—
High Yield Bond Negative Duration Fund	90,550	—	90,550	—	—	—
High Yield Bond Zero Duration Fund	61,571	—	61,571	—	—	—
Japan Interest Rate Strategy Fund (consolidated)	29,082	30,999	60,081	—	—	—
Global Real Return Fund (consolidated)	16,522	—	16,522	—	—	—
Managed Futures Strategy Fund (consolidated)	3,700,000	4,159,747	7,859,747	—	—	—

As of February 28, 2015, the effect of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,932,770	Unrealized depreciation on forward foreign currency contracts	$1,788,630
Brazilian Real Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	371,709	Unrealized depreciation on forward foreign currency contracts	2,759,741
Chinese Yuan Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	112,023	Unrealized depreciation on forward foreign currency contracts	251,609
Commodity Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	59,776	Unrealized depreciation on forward foreign currency contracts	839,524
Emerging Currency Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	892,360	Unrealized depreciation on forward foreign currency contracts	1,419,881
Indian Rupee Strategy Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	43,879
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	150,793	Unrealized depreciation on forward foreign currency contracts	586,372
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	48,348	Unrealized depreciation on futures contracts*	—
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	50,623	Unrealized depreciation on futures contracts*	2,694
High Yield Bond Negative Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	7,290	Unrealized depreciation on futures contracts*	628

92	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
High Yield Bond Zero Duration Fund
Interest rate contracts	Unrealized appreciation on futures contracts*	$5,727	Unrealized depreciation on futures contracts*	$—
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	76,117	Unrealized depreciation on forward foreign currency contracts	13,237
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	27,480	Unrealized depreciation on forward foreign currency contracts	1,391
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	26,024
Strategic Corporate Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	8,226	Unrealized depreciation on forward foreign currency contracts	1,471
Global Real Return Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	42,790	Unrealized depreciation on forward foreign currency contracts	8,285
Commodity contracts	Unrealized appreciation on futures contracts*	3,427	Unrealized depreciation on futures contracts*	7,327
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	299,476	Unrealized depreciation on forward foreign currency contracts	60,693
	Unrealized appreciation on futures contracts*	9,994	Unrealized depreciation on futures contracts*	40,057
Commodity contracts	Unrealized appreciation on swap contracts	20,733	Unrealized depreciation on swap contracts	—
	Unrealized appreciation on futures contracts*	715,009	Unrealized depreciation on futures contracts*	1,010,285
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	372,961
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table on pages 104 to 106. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

For the six months ended February 28, 2015, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign exchange contracts	$24,201,693	$776,940
Brazilian Real Strategy Fund
Foreign exchange contracts	(2,651,988)	(2,611,991)
Chinese Yuan Strategy Fund
Foreign exchange contracts	1,696,390	(1,442,908)
Commodity Currency Strategy Fund
Foreign exchange contracts	(827,448)	(802,417)
Emerging Currency Strategy Fund
Foreign exchange contracts	(8,753,003)	(29,615)
Indian Rupee Strategy Fund
Foreign exchange contracts	(97,322)	94,798
Asia Local Debt Fund
Foreign exchange contracts	(2,280,263)	(766,762)
Australia & New Zealand Debt Fund
Foreign exchange contracts	96,812	—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	93

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	$(1,852,750)	$74,450
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	(1,938,881)	61,812
High Yield Bond Negative Duration Fund
Interest rate contracts	(527,575)	28,551
High Yield Bond Zero Duration Fund
Interest rate contracts	(183,942)	16,563
Emerging Markets Local Debt Fund
Foreign exchange contracts	(2,191,321)	(70,007)
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	190,299	11,038

Interest rate contracts	(88,640)	13,212
Strategic Corporate Bond Fund
Foreign exchange contracts	90,782	(3,429)
Global Real Return Fund (consolidated)
Foreign exchange contracts	94,916	20,344

Commodity contracts	(87,214)	(3,032)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	9,198,430	73,807

Commodity contracts	(3,380,396)	(1,012,709)

Interest rate contracts	2,058,427	(1,047,134)

[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts and swap contracts
Interest rate contracts	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from futures contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
Commodity contracts	Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts
Interest rate contracts	Net change in unrealized appreciation (depreciation) from futures contracts

During the six months ended February 28, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
U.S. Dollar Bullish Fund
Foreign exchange contracts	$212,414,694	$421,969,796	$—	$—	$—
Brazilian Real Strategy Fund
Foreign exchange contracts	40,647,558	13,227,663	—	—	—
Chinese Yuan Strategy Fund
Foreign exchange contracts	128,575,072	22,387,138	—	—	—
Commodity Currency Strategy Fund
Foreign exchange contracts	14,131,829	3,557,991	—	—	—
Emerging Currency Strategy Fund
Foreign exchange contracts	121,756,053	34,831,535	—	—	—

94	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
Indian Rupee Strategy Fund
Foreign exchange contracts	$29,689,662	$8,842,898	$—	$—	$—
Asia Local Debt Fund
Foreign exchange contracts	43,040,823	11,461,076	—	—	—
Australia & New Zealand Debt Fund
Foreign exchange contracts	—	628	—	—	—
U.S. Aggregate Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	25,320,385
U.S. Aggregate Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	49,405,017
High Yield Bond Negative Duration Fund
Interest rate contracts	—	—	—	—	8,200,425
High Yield Bond Zero Duration Fund
Interest rate contracts	—	—	—	—	17,815,160
Emerging Markets Local Debt Fund
Foreign exchange contracts	18,757,959	820,085	—	—	—
Japan Interest Rate Strategy Fund (consolidated)
Foreign exchange contracts	1,487,676	3,000,875	—	—	—
Interest rate contracts	—	—	—	—	4,898,734
Strategic Corporate Bond Fund
Foreign exchange contracts	—	640,726	—	—	—
Global Real Return Fund (consolidated)
Commodity contracts	—	—	—	300,505	9,275
Foreign exchange contracts	195,971	1,301,646	—	—	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	44,883,907	7,885,662	26,749,968
Foreign exchange contracts	15,120,205	43,627,861	—	1,619,164	50,730,406
Interest rate contracts	—	—	—	31,648,400	2,658,862

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the Investment Advisory Agreement for each Fund, except U.S. Dollar Bullish Fund, U.S. Aggregate Bond Negative Duration Fund, U.S. Aggregate Bond Zero Duration Fund, High Yield Bond Negative Duration Fund, High Yield Bond Zero Duration Fund, Japan Interest Rate Strategy Fund, and Floating Rate Treasury Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith;

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	95

Notes to Financial Statements (unaudited) (continued)

(iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for U.S. Dollar Bullish Fund, U.S. Aggregate Bond Negative Duration Fund, U.S. Aggregate Bond Zero Duration Fund, High Yield Bond Negative Duration Fund, High Yield Bond Zero Duration Fund, Japan Interest Rate Strategy Fund, and Floating Rate Treasury Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

96	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

The following Forward Contracts were open at February 28, 2015:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund
	3/4/2015	AUD	24,095,454	USD	18,725,662	$(101,463)
	3/4/2015	AUD	428,979	USD	334,571	(615)
	3/4/2015	BRL	17,247,741	USD	6,382,025	308,342
	3/4/2015	BRL	311,940	USD	111,887	2,039
	3/4/2015	CAD	44,332,782	USD	34,870,909	(591,344)
	3/4/2015	CAD	803,484	USD	644,336	1,621
	3/4/2015	CHF	12,173,315	USD	13,276,239	506,829
	3/4/2015	CHF	217,340	USD	235,479	7,496
	3/4/2015	CNH	57,626,268	USD	9,135,137	(29,929)
	3/4/2015	CNH	1,043,089	USD	166,300	404
	3/4/2015	EUR	42,585,582	USD	48,132,780	476,831
	3/4/2015	EUR	42,585,582	USD	48,124,263	468,313
	3/4/2015	EUR	1,569,645	USD	1,777,769	21,237
	3/4/2015	GBP	19,232,365	USD	28,962,249	(729,432)
	3/4/2015	GBP	348,385	USD	530,040	(7,810)
	3/4/2015	JPY	3,388,222,441	USD	28,860,989	537,030
	3/4/2015	JPY	3,388,222,440	USD	28,861,235	537,276
	3/4/2015	JPY	123,216,892	USD	1,039,309	9,274
	3/4/2015	KRW	11,381,357,926	USD	10,306,400	(62,953)
	3/4/2015	KRW	204,128,989	USD	186,147	169
	3/4/2015	MXN	440,290,190	USD	29,318,474	(174,719)
	3/4/2015	MXN	7,972,388	USD	537,349	3,312
	3/4/2015	USD	3,832,472	AUD	4,904,886	(10)
	3/4/2015	USD	3,832,478	AUD	4,904,887	(15)
	3/4/2015	USD	3,831,486	AUD	4,904,886	975
	3/4/2015	USD	3,832,468	AUD	4,904,887	(5)
	3/4/2015	USD	3,831,501	AUD	4,904,887	961
	3/4/2015	USD	1,236,053	BRL	3,511,936	653
	3/4/2015	USD	1,232,691	BRL	3,511,936	4,015
	3/4/2015	USD	1,237,142	BRL	3,511,936	(436)
	3/4/2015	USD	1,235,944	BRL	3,511,936	762
	3/4/2015	USD	1,236,598	BRL	3,511,937	109
	3/4/2015	USD	7,221,046	CAD	9,027,253	(52)
	3/4/2015	USD	7,220,999	CAD	9,027,253	(6)
	3/4/2015	USD	7,222,172	CAD	9,027,253	(1,179)
	3/4/2015	USD	7,221,081	CAD	9,027,254	(87)
	3/4/2015	USD	7,222,207	CAD	9,027,253	(1,213)
	3/4/2015	USD	2,599,537	CHF	2,478,131	(59)
	3/4/2015	USD	2,599,491	CHF	2,478,131	(12)
	3/4/2015	USD	2,598,823	CHF	2,478,131	655
	3/4/2015	USD	2,599,575	CHF	2,478,131	(97)
	3/4/2015	USD	2,598,820	CHF	2,478,131	658
	3/4/2015	USD	1,866,267	CNH	11,733,871	(74)
	3/4/2015	USD	1,866,519	CNH	11,733,872	(327)
	3/4/2015	USD	1,866,430	CNH	11,733,871	(237)
	3/4/2015	USD	1,866,519	CNH	11,733,871	(327)
	3/4/2015	USD	1,866,103	CNH	11,733,872	89
	3/4/2015	USD	19,413,702	EUR	17,348,161	(17)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	97

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund (continued)
	3/4/2015	USD	19,413,704	EUR	17,348,162	$(17)
	3/4/2015	USD	19,411,067	EUR	17,348,162	2,620
	3/4/2015	USD	19,413,704	EUR	17,348,162	(17)
	3/4/2015	USD	19,411,084	EUR	17,348,162	2,602
	3/4/2015	USD	6,045,905	GBP	3,916,150	1
	3/4/2015	USD	6,045,909	GBP	3,916,150	(3)
	3/4/2015	USD	6,046,884	GBP	3,916,150	(978)
	3/4/2015	USD	6,046,888	GBP	3,916,150	(982)
	3/4/2015	USD	6,045,905	GBP	3,916,150	1
	3/4/2015	USD	11,535,620	JPY	1,379,932,354	(29)
	3/4/2015	USD	11,535,630	JPY	1,379,932,423	(39)
	3/4/2015	USD	11,534,173	JPY	1,379,932,354	1,417
	3/4/2015	USD	11,535,706	JPY	1,379,932,354	(116)
	3/4/2015	USD	11,534,231	JPY	1,379,932,288	1,360
	3/4/2015	USD	2,111,154	KRW	2,317,097,383	(88)
	3/4/2015	USD	2,103,297	KRW	2,317,097,383	7,769
	3/4/2015	USD	2,104,539	KRW	2,317,097,383	6,527
	3/4/2015	USD	2,104,539	KRW	2,317,097,383	6,527
	3/4/2015	USD	2,103,755	KRW	2,317,097,383	7,311
	3/4/2015	USD	6,005,539	MXN	89,652,515	(93)
	3/4/2015	USD	6,005,863	MXN	89,652,520	(417)
	3/4/2015	USD	6,005,291	MXN	89,652,515	155
	3/4/2015	USD	6,005,460	MXN	89,652,515	(14)
	3/4/2015	USD	6,005,239	MXN	89,652,513	207
	4/8/2015	AUD	4,918,470	USD	3,835,325	(77)
	4/8/2015	AUD	4,918,471	USD	3,835,379	(23)
	4/8/2015	AUD	4,918,471	USD	3,834,243	(1,159)
	4/8/2015	AUD	4,918,471	USD	3,835,370	(33)
	4/8/2015	AUD	4,918,471	USD	3,834,342	(1,061)
	4/8/2015	BRL	3,949,784	USD	1,375,584	(777)
	4/8/2015	BRL	3,949,784	USD	1,376,207	(154)
	4/8/2015	BRL	3,949,785	USD	1,371,596	(4,766)
	4/8/2015	BRL	3,949,784	USD	1,375,034	(1,328)
	4/8/2015	BRL	3,949,785	USD	1,375,369	(993)
	4/8/2015	CAD	9,025,088	USD	7,215,579	(50)
	4/8/2015	CAD	9,025,089	USD	7,215,471	(159)
	4/8/2015	CAD	9,025,089	USD	7,216,567	937
	4/8/2015	CAD	9,025,089	USD	7,216,607	977
	4/8/2015	CAD	9,025,089	USD	7,215,499	(130)
	4/8/2015	CHF	2,576,416	USD	2,705,683	(666)
	4/8/2015	CHF	2,576,416	USD	2,706,172	(177)
	4/8/2015	CHF	2,576,416	USD	2,705,637	(712)
	4/8/2015	CHF	2,576,416	USD	2,705,390	(959)
	4/8/2015	CHF	2,576,416	USD	2,705,524	(825)
	4/8/2015	CNH	11,831,547	USD	1,874,008	472
	4/8/2015	CNH	11,831,546	USD	1,874,334	799
	4/8/2015	CNH	11,831,547	USD	1,873,770	235
	4/8/2015	CNH	11,831,547	USD	1,874,453	917
	4/8/2015	CNH	11,831,547	USD	1,874,394	858
	4/8/2015	EUR	17,646,556	USD	19,755,214	(187)

98	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
U.S. Dollar Bullish Fund (continued)
	4/8/2015	EUR	17,646,557	USD	19,755,232	$(169)
	4/8/2015	EUR	17,646,556	USD	19,752,037	(3,363)
	4/8/2015	EUR	17,646,556	USD	19,755,178	(222)
	4/8/2015	EUR	17,646,556	USD	19,752,496	(2,904)
	4/8/2015	GBP	3,854,107	USD	5,948,699	—
	4/8/2015	GBP	3,854,107	USD	5,948,691	(8)
	4/8/2015	GBP	3,854,107	USD	5,949,658	959
	4/8/2015	GBP	3,854,107	USD	5,948,679	(19)
	4/8/2015	GBP	3,854,108	USD	5,949,625	925
	4/8/2015	JPY	1,402,105,045	USD	11,726,649	(131)
	4/8/2015	JPY	1,402,105,115	USD	11,726,581	(199)
	4/8/2015	JPY	1,402,105,045	USD	11,724,875	(1,906)
	4/8/2015	JPY	1,402,105,045	USD	11,726,355	(425)
	4/8/2015	JPY	1,402,104,976	USD	11,725,148	(1,631)
	4/8/2015	KRW	2,339,902,840	USD	2,120,476	(8,238)
	4/8/2015	KRW	2,339,902,840	USD	2,101,300	(27,414)
	4/8/2015	KRW	2,339,902,840	USD	2,122,168	(6,545)
	4/8/2015	KRW	2,339,902,840	USD	2,120,957	(7,757)
	4/8/2015	KRW	2,339,902,840	USD	2,121,976	(6,738)
	4/8/2015	MXN	91,487,140	USD	6,113,009	(458)
	4/8/2015	MXN	91,487,144	USD	6,113,612	144
	4/8/2015	MXN	91,487,140	USD	6,113,086	(381)
	4/8/2015	MXN	91,487,140	USD	6,113,264	(203)
	4/8/2015	MXN	91,487,138	USD	6,112,995	(472)
						$1,144,140
Brazilian Real Strategy Fund
	3/3/2015	BRL	9,208,593	USD	3,390,498	$169,978
	3/3/2015	BRL	15,501,555	USD	5,369,434	(51,923)
	3/3/2015	BRL	9,421,407	USD	3,263,390	(31,557)
	3/3/2015	USD	7,225,411	BRL	18,630,000	(709,944)
	3/3/2015	USD	6,025,169	BRL	15,501,555	(603,813)
	4/2/2015	BRL	9,284,332	USD	3,337,287	119,819
	4/2/2015	USD	8,123,570	BRL	21,300,000	(742,094)
	4/2/2015	USD	6,685,003	BRL	17,500,000	(620,410)
	6/2/2015	USD	5,370,076	BRL	15,927,645	49,893
	6/2/2015	USD	3,446,193	BRL	10,221,407	32,019
						$(2,388,032)
Chinese Yuan Strategy Fund
	4/10/2015	CNY	18,905,000	USD	3,059,804	$4,172
	4/10/2015	CNY	18,900,000	USD	3,061,969	7,144
	4/10/2015	USD	23,147,324	CNY	143,768,030	90,033
	4/27/2015	CNH	13,585,000	USD	2,151,636	4,445
	4/27/2015	CNH	12,700,000	USD	2,013,540	6,229
	4/27/2015	USD	19,905,079	CNH	125,451,761	(76,674)
	4/27/2015	USD	21,457,285	CNY	132,884,965	(33,088)
	5/7/2015	USD	28,376,596	CNY	175,381,551	(141,847)
						$(139,586)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	99

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Commodity Currency Strategy Fund
	3/3/2015	AUD	1,363,154	USD	1,075,256	$8,247
	3/3/2015	BRL	3,041,175	USD	1,061,492	(2,098)
	3/3/2015	CAD	1,323,178	USD	1,065,275	5,605
	3/3/2015	CLP	704,092,595	USD	1,139,954	(138)
	3/3/2015	NOK	8,010,008	USD	1,059,875	10,105
	3/3/2015	NZD	1,504,088	USD	1,133,631	(4,588)
	3/3/2015	RUB	55,330,173	USD	890,268	(4,836)
	3/3/2015	USD	1,156,730	AUD	1,363,154	(89,721)
	3/3/2015	USD	1,168,290	BRL	3,041,175	(104,700)
	3/3/2015	USD	1,174,801	CAD	1,323,178	(115,131)
	3/3/2015	USD	1,163,886	CLP	704,092,595	(23,793)
	3/3/2015	USD	1,170,951	NOK	8,010,008	(121,181)
	3/3/2015	USD	1,174,347	NZD	1,504,088	(36,128)
	3/3/2015	USD	1,136,913	RUB	55,330,173	(241,810)
	3/3/2015	USD	1,172,665	ZAR	13,052,701	(52,550)
	3/3/2015	ZAR	13,052,701	USD	1,140,173	20,058
	4/2/2015	USD	1,070,409	BRL	3,096,490	2,674
	6/2/2015	USD	1,074,512	AUD	1,369,503	(8,035)
	6/2/2015	USD	1,074,065	CAD	1,335,761	(5,619)
	6/2/2015	USD	1,063,992	CLP	662,707,741	825
	6/2/2015	USD	1,062,447	NOK	8,046,653	(10,123)
	6/2/2015	USD	1,068,064	NZD	1,429,709	4,449
	6/2/2015	USD	1,061,943	RUB	69,026,304	7,813
	6/2/2015	USD	1,084,530	ZAR	12,599,966	(19,073)
						$(779,748)
Emerging Currency Strategy Fund
	3/3/2015	BRL	987,839	USD	374,991	$29,514
	3/3/2015	BRL	322,749	USD	113,146	271
	3/3/2015	BRL	12,664,520	USD	4,420,426	(8,735)
	3/3/2015	USD	5,368,640	BRL	13,975,108	(481,128)
	4/2/2015	USD	4,418,541	BRL	12,781,999	11,037
	5/5/2015	CLP	118,744,005	USD	187,205	(4,084)
	5/5/2015	CLP	78,426,325	USD	124,328	(2,011)
	5/5/2015	CNH	2,773,312	USD	438,399	377
	5/5/2015	CNH	784,589	USD	125,378	1,458
	5/5/2015	COP	299,285,889	USD	124,832	5,601
	5/5/2015	IDR	4,197,636,011	USD	326,436	5,173
	5/5/2015	IDR	1,580,712,218	USD	124,172	3,194
	5/5/2015	MXN	2,098,257	USD	140,189	444
	5/5/2015	MXN	1,830,518	USD	121,972	58
	5/5/2015	PHP	29,700,206	USD	672,468	(838)
	5/5/2015	PHP	5,511,355	USD	124,046	(897)
	5/5/2015	PLN	467,148	USD	125,581	(370)
	5/5/2015	RUB	8,225,346	USD	119,035	(10,062)
	5/5/2015	TRY	433,036	USD	175,974	6,596
	5/5/2015	TRY	297,174	USD	116,702	466
	5/5/2015	USD	5,149,173	CLP	3,240,631,984	71,275
	5/5/2015	USD	5,400,374	CNH	34,122,261	(11,047)
	5/5/2015	USD	4,815,416	COP	11,494,398,253	(236,218)
	5/5/2015	USD	182,814	COP	444,877,777	(5,581)

100	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Currency Strategy Fund (continued)
	5/5/2015	USD	5,270,346	IDR	66,917,588,889	$(148,867)
	5/5/2015	USD	5,074,317	MXN	74,954,519	(82,293)
	5/5/2015	USD	5,633,025	PHP	249,219,088	16,788
	5/5/2015	USD	4,810,206	PLN	18,021,435	48,684
	5/5/2015	USD	159,508	PLN	596,788	1,397
	5/5/2015	USD	3,063,742	RUB	217,985,247	357,553
	5/5/2015	USD	1,741,230	RUB	126,761,514	248,302
	5/5/2015	USD	5,125,580	TRY	12,297,292	(315,613)
	5/5/2015	USD	5,104,884	ZAR	59,773,602	(27,182)
	5/5/2015	ZAR	2,224,064	USD	189,366	434
	5/5/2015	ZAR	1,435,477	USD	121,216	(726)
	5/6/2015	INR	32,762,103	USD	522,022	(2,860)
	5/6/2015	INR	7,780,164	USD	124,962	316
	5/6/2015	KRW	398,421,849	USD	360,955	(974)
	5/6/2015	KRW	136,013,372	USD	124,634	1,079
	5/6/2015	MYR	174,157	USD	47,519	(450)
	5/6/2015	MYR	453,346	USD	126,351	1,484
	5/6/2015	THB	17,604,604	USD	533,796	(8,228)
	5/6/2015	THB	4,086,390	USD	125,043	(773)
	5/6/2015	USD	1,827,940	INR	113,743,536	(5,652)
	5/6/2015	USD	1,827,059	INR	113,743,540	(4,771)
	5/6/2015	USD	1,833,282	INR	114,085,107	(5,522)
	5/6/2015	USD	5,296,933	KRW	5,770,478,767	(54,999)
	5/6/2015	USD	4,993,159	MYR	18,219,040	24,966
	5/6/2015	USD	5,490,030	THB	180,127,899	55,893
						$(527,521)
Indian Rupee Strategy Fund
	5/6/2015	USD	5,030,269	INR	313,008,525	$(15,554)
	5/6/2015	USD	5,027,846	INR	313,008,535	(13,130)
	5/6/2015	USD	5,044,970	INR	313,948,483	(15,195)
						$(43,879)
Asia Local Debt Fund
	3/18/2015	IDR	29,000,000,000	USD	2,258,567	$13,148
	3/18/2015	KRW	643,000,000	USD	586,160	921
	3/18/2015	KRW	5,490,000,000	USD	4,934,610	(62,220)
	3/18/2015	KRW	640,000,000	USD	582,507	(2)
	3/18/2015	KRW	1,918,000,000	USD	1,745,699	(5)
	3/18/2015	KRW	640,000,000	USD	582,507	(2)
	3/18/2015	SGD	8,346,000	USD	6,164,323	15,497
	3/18/2015	THB	121,378,000	USD	3,696,041	(51,658)
	3/18/2015	THB	9,510,000	USD	290,737	(2,897)
	3/18/2015	THB	28,515,000	USD	871,752	(8,685)
	3/18/2015	THB	9,505,000	USD	290,584	(2,895)
	3/18/2015	THB	2,000,000	USD	61,106	(646)
	3/18/2015	TWD	9,410,000	USD	298,257	(876)
	3/18/2015	TWD	9,280,000	USD	293,736	(1,264)
	3/18/2015	TWD	333,500,000	USD	10,527,146	(74,411)
	3/18/2015	TWD	9,180,000	USD	292,636	815
	3/18/2015	TWD	9,175,000	USD	292,477	815
	3/18/2015	TWD	27,525,000	USD	877,431	2,445

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	101

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Asia Local Debt Fund (continued)
	3/18/2015	TWD	9,210,000	USD	292,103	$(672)
	3/18/2015	USD	2,255,055	IDR	29,000,000,000	(9,636)
	3/18/2015	USD	7,508,131	KRW	8,288,000,000	35,353
	3/18/2015	USD	1,877,747	KRW	2,072,000,000	8,124
	3/18/2015	USD	6,361,717	SGD	8,346,000	(212,891)
	3/18/2015	USD	5,948,749	THB	195,000,000	72,123
	3/18/2015	USD	214,582	THB	7,000,000	1,552
	3/18/2015	USD	15,178,975	TWD	472,536,662	(157,612)
						$(435,579)
Emerging Markets Local Debt Fund
	3/18/2015	KRW	711,000,000	USD	642,597	$(4,533)
	3/18/2015	KRW	356,000,000	USD	321,751	(2,270)
	3/18/2015	USD	3,287,474	KRW	3,627,563,672	14,223
	3/18/2015	USD	13,144,895	KRW	14,510,254,688	61,894
	3/18/2015	USD	662,961	KRW	724,000,000	(3,999)
	3/18/2015	USD	326,456	KRW	356,000,000	(2,435)
						$62,880
Japan Interest Rate Strategy Fund (consolidated)
	3/5/2015	JPY	74,448,000	USD	633,970	$11,197
	3/5/2015	JPY	14,629,000	USD	124,572	2,197
	3/5/2015	JPY	20,727,000	USD	176,504	3,118
	3/5/2015	JPY	72,732,000	USD	619,368	10,950
	3/5/2015	USD	75,655	JPY	8,884,000	(1,339)
	3/5/2015	USD	173,387	JPY	20,727,000	(1)
	3/5/2015	USD	622,806	JPY	74,448,000	(33)
	3/5/2015	USD	534,102	JPY	63,848,000	(1)
	3/5/2015	USD	122,376	JPY	14,629,000	(1)
	4/8/2015	JPY	20,727,000	USD	173,466	(5)
	4/8/2015	JPY	14,629,000	USD	122,431	(5)
	4/8/2015	JPY	74,448,000	USD	623,100	18
	4/8/2015	JPY	2,516,000	USD	21,057	(1)
	4/8/2015	JPY	63,848,000	USD	534,362	(5)
						$26,089
Strategic Corporate Bond Fund
	5/13/2015	EUR	26,620	USD	30,237	$353
	5/13/2015	EUR	386,891	USD	442,198	7,873
	5/13/2015	GBP	70,870	USD	107,999	(1,471)
						$6,755
Global Real Return Fund (consolidated)
	4/16/2015	AUD	150,000	USD	121,411	$4,294
	4/16/2015	AUD	55,000	USD	44,539	1,595
	4/16/2015	AUD	110,000	USD	87,692	1,805
	4/16/2015	BRL	110,000	USD	40,513	2,540
	4/16/2015	BRL	160,000	USD	57,824	2,592
	4/16/2015	CAD	211,750	USD	176,990	7,517
	4/16/2015	EUR	71,603	USD	84,482	4,128
	4/16/2015	GBP	142,700	USD	217,058	(3,404)
	4/16/2015	MXN	1,330,000	USD	90,812	2,127
	4/16/2015	MXN	1,250,000	USD	83,602	251
	4/16/2015	TRY	367,493	USD	158,187	13,765

102	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Global Real Return Fund (consolidated) (continued)
	4/16/2015	USD	83,666	AUD	103,810	$(2,612)
	4/16/2015	USD	62,030	AUD	80,000	433
	4/16/2015	USD	9,208	BRL	25,000	(578)
	4/16/2015	USD	31,033	BRL	85,000	(1,691)
	4/16/2015	ZAR	2,155,000	USD	185,368	1,743
						$34,505
Managed Futures Strategy Fund (consolidated)
	3/18/2015	JPY	3,246,099,000	USD	27,376,376	$217,280
	3/18/2015	JPY	15,894,000	USD	134,044	1,064
	3/18/2015	JPY	244,933,000	USD	2,053,050	3,773
	3/18/2015	JPY	161,907,000	USD	1,373,253	18,627
	3/18/2015	JPY	86,669,000	USD	737,717	12,585
	3/18/2015	USD	887,845	JPY	106,306,000	1,584
	3/18/2015	USD	645,083	JPY	75,135,000	(16,452)
	3/18/2015	USD	29,858,488	JPY	3,574,061,000	44,563
	6/17/2015	JPY	35,650,000	USD	298,194	(437)
	6/17/2015	JPY	3,574,061,000	USD	29,895,201	(43,804)
						$238,783

Currency Legend:

AUD — Australian dollar

BRL — Brazilian real

CAD — Canadian dollar

CHF — Swiss franc

CLP — Chilean peso

CNH — Chinese renminbi

CNY — Chinese yuan

COP — Colombian peso

EUR — Euro

GBP — British pound

IDR — Indonesian rupiah

INR — Indian rupee

JPY — Japanese yen

KRW — South Korean won

MXN — Mexican peso

MYR — Malaysian ringgit

NOK — Norwegian krone

NZD — New Zealand dollar

PHP — Philippine peso

PLN — Polish zloty

RUB — Russian ruble

SGD — Singapore dollar

THB — Thai baht

TRY — Turkish New lira

TWD — New Taiwan dollar

USD — U.S. dollar

ZAR — South African rand

Currency, Interest Rate and Total Return Swaps — Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	103

Notes to Financial Statements (unaudited) (continued)

long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Detailed below is the total return swap agreement outstanding as of February 28, 2015:

Fund	Counterparty	Termination Date	Notional Amount	Fund Pays Floating Rate (per annum)	Fund Receives Total Return of Reference Entity		Unrealized Appreciation
Managed Futures Strategy Fund (consolidated)	UBS AG	12/15/15	$50,926,926	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	[1]	$20,733

[1]

The Alpha Financial Technologies Commodity Trends Indicator Modified Index (“AFT CTI”) is a long/short rules-based index constructed of 16 liquid commodity futures contracts. The AFT CTI is designed to reflect both rising and falling price trends via long and short positions. The AFT CTI is historically non-correlated to traditional bond and equity returns over long-term periods. The AFT CTI is modified when there is a market disruption event (“MDE”). An MDE occurs when the counterparty is unable to transact in a freely trading market when there is a need for transactions to take place and the modification refers specifically to the business day and transaction price the counterparty is able to transact at. If there is an MDE in some markets, the counterparty transacts at the close on the next business day on which the relevant markets are not disrupted.

Futures Contracts — Each Fund may transact in currency futures contracts and interest rate futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and interest rate futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

The following futures contracts were open at February 28, 2015:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Aggregate Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	104	$(13,290,875)	Jun-15	$15,412
	5 Year U.S. Treasury Note Futures	39	(4,651,969)	Jun-15	4,352
	U.S. Treasury Long Bond Futures	43	(6,959,281)	Jun-15	27,594
	U.S. Treasury Ultra Long Term Bond Futures	37	(6,226,406)	Jun-15	990
					$48,348

104	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Aggregate Bond Zero Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	82	$(10,479,344)	Jun-15	$9,974
	2 Year U.S. Treasury Note Futures	91	(19,890,609)	Jun-15	2,844
	5 Year U.S. Treasury Note Futures	119	(14,194,469)	Jun-15	21,383
	U.S. Treasury Long Bond Futures	28	(4,531,625)	Jun-15	16,422
	U.S. Treasury Ultra Long Term Bond Futures	32	(5,385,000)	Jun-15	(2,694)
					$47,929
High Yield Bond Negative Duration Fund	Futures Contracts Short
	10 Year U.S. Treasury Note Futures	14	$(1,789,156)	Jun-15	$1,970
	5 Year U.S. Treasury Note Futures	19	(2,266,344)	Jun-15	1,539
	U.S. Treasury Long Bond Futures	7	(1,132,906)	Jun-15	3,781
	U.S. Treasury Ultra Long Term Bond Futures	7	(1,177,969)	Jun-15	(628)
					$6,662
High Yield Bond Zero Duration Fund	Futures Contracts Short
	2 Year U.S. Treasury Note Futures	51	$(11,147,484)	Jun-15	$1,594
	5 Year U.S. Treasury Note Futures	23	(2,743,469)	Jun-15	4,133
					$5,727
Japan Interest Rate Strategy Fund (consolidated)	Futures Contracts Short
	10 Year Japanese Government Bond Futures	3	$(3,711,573)	Mar-15	$(20,327)
	10 Year Mini Japanese Government Bond Futures	9	(1,113,547)	Mar-15	(5,697)
					$(26,024)
Global Real Return Fund (consolidated)	Futures Contracts Long
	Copper Futures	1	$67,900	Mar-15	$(6,112)
	Gasoline RBOB Futures	2	158,600	Sep-15	3,427
	Platinum Futures	1	59,280	Apr-15	(1,215)
					$(3,900)
Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Australian Dollar Currency Futures	64	$(4,968,960)	Jun-15	$(10,695)
	British Pound Currency Futures	130	(12,534,438)	Jun-15	(26,019)
	Canadian Dollar Currency Futures	31	(2,473,490)	Jun-15	(3,255)
	Coffee “C” Futures	29	(1,560,562)	Jul-15	223,594
	Copper Futures	78	(5,248,425)	May-15	(392,925)
	Corn Futures	214	(4,293,375)	Jul-15	(163,500)
	Euro Currency Futures	231	(32,363,100)	Jun-15	9,994
	Gold 100 Ounce Futures	30	(3,642,000)	Jun-15	(550)
	Lean Hogs Futures	63	(2,088,450)	Jun-15	201,690
	Live Cattle Futures	56	(3,222,240)	Jun-15	225,580
	Natural Gas Futures	161	(4,527,320)	Jun-15	(96,060)
	Silver Futures	23	(1,908,540)	Jul-15	260
	Soybean Futures	107	(5,535,913)	Jul-15	(332,350)
	Sugar No. 11 Futures	67	(1,033,301)	May-15	63,885
	Swiss Franc Currency Futures	38	(4,996,050)	Jun-15	(88)
	U.S. Treasury Long Bond Futures	115	(18,612,031)	Jun-15	(1,797)
	Wheat Futures	92	(2,377,050)	Jul-15	(24,900)
					$(327,136)

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	105

Notes to Financial Statements (unaudited) (continued)

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Managed Futures Strategy Fund (consolidated) (continued)	Futures Contracts Long
	10 Year U.S. Treasury Note Futures	146	$18,658,344	Jun-15	$(371,164)
	Cocoa Futures	35	1,049,300	Jul-15	—
	Cotton No. 2 Futures	32	1,043,520	Jul-15	—
					$(371,164)
	Total				$(698,300)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

106	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

The Funds’ futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore all futures contracts are excluded from the master netting table below.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 28, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
U.S. Dollar Bullish Fund
Forward Foreign Currency Exchange Contracts	$2,932,770	$(216,114)	$—	$2,716,656	$1,788,630	$(216,114)	$—	$1,572,516
Brazilian Real Strategy Fund
Repurchase Agreements	6,611,000	—	(6,611,000)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	371,709	(371,709)	—	—	2,759,741	(371,709)	—	2,388,032
Chinese Yuan Strategy Fund
Repurchase Agreements	34,030,000	—	(34,030,000)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	112,023	—	—	112,023	251,609	—	(174,935)[1]	76,674
Commodity Currency Strategy Fund
Repurchase Agreements	2,365,000	—	(2,365,000)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	59,776	(34,170)	—	25,606	839,524	(34,170)	(280,000)	525,354
Emerging Currency Strategy Fund
Repurchase Agreements	12,720,000	—	(12,720,000)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	892,360	(42,262)	(360,000)	490,098	1,419,881	(42,262)	(893,798)[1]	483,821
Indian Rupee Strategy Fund
Repurchase Agreements	2,800,000	—	(2,800,000)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	—	—	—	—	43,879	—	(28,325)[1]	15,554
Asia Local Debt Fund
Forward Foreign Currency Exchange Contracts	150,793	(26,611)	—	124,182	586,372	(26,611)	(30,000)	529,761
U.S. Aggregate Bond Negative Duration Fund
Securities Lending	4,087,713	—	(4,087,713)[1]	—	—	—	—	—

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	107

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
U.S. Aggregate Bond Zero Duration Fund
Securities Lending	$8,994,835	$—	$(8,994,835)[1]	$—	$—	$—	$—	$—
Floating Rate Treasury Fund
Securities Lending	748,693	—	(748,693)[1]	—	—	—	—	—
High Yield Bond Negative Duration Fund
Securities Lending	1,898,760	—	(1,898,760)[1]	—	—	—	—	—
High Yield Bond Zero Duration Fund
Securities Lending	4,932,922	—	(4,932,922)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	25,339,999	—	(25,339,999)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Repurchase Agreements	12,000,000	—	(12,000,000)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	76,117	(10,802)	—	65,315	13,237	(10,802)	—	2,435
Japan Interest Rate Strategy Fund (consolidated)
Forward Foreign Currency Exchange Contracts	27,480	—	—	27,480	1,391	—	—	1,391
Strategic Corporate Bond Fund
Securities Lending	2,221,070	—	(2,221,070)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	8,226	—	—	8,226	1,471	—	—	1,471
Global Real Return Fund (consolidated)
Securities Lending	538,064	—	(538,064)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	42,790	(8,285)	—	34,505	8,285	(8,285)	—	—
Managed Futures Strategy Fund (consolidated)
Securities Lending	62,591,848	—	(62,591,848)[1]	—	—	—	—	—
Forward Foreign Currency Exchange Contracts	299,476	(16,452)	—	283,024	60,693	(16,452)	—	44,241
Swap Contracts	20,733	—	—	20,733	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

To-be-announced Transactions — U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated that the U.S. Aggregate Bond Negative Duration Fund and U.S. Aggregate Bond Zero Duration Fund will take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e. same type, coupon, maturity) to settle on a specified future date.

108	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Currency Strategy, Fixed Income and Alternative Funds, except for Brazilian Real Strategy Fund, Emerging Markets Corporate Bond Fund, Strategic Corporate Bond Fund, Japan Interest Rate Strategy Fund and Global Real Return Fund which are sub-advised by Western Asset Management Company and certain affiliates (“WAMCO”). MCM and WAMCO are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds except for certain expenses generally described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. Dollar Bullish Fund	0.50%
Brazilian Real Strategy Fund	0.45%
Chinese Yuan Strategy Fund	0.45%
Commodity Currency Strategy Fund	0.55%
Emerging Currency Strategy Fund	0.55%
Indian Rupee Strategy Fund	0.45%
Asia Local Debt Fund	0.55%
Australia & New Zealand Debt Fund	0.45%
U.S. Aggregate Bond Negative Duration Fund	0.28%
U.S. Aggregate Bond Zero Duration Fund	0.23%
Floating Rate Treasury Fund	0.20%*
High Yield Bond Negative Duration Fund	0.48%
High Yield Bond Zero Duration Fund	0.43%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Japan Interest Rate Strategy Fund (consolidated)	0.50%
Strategic Corporate Bond Fund	0.50%*
Global Real Return Fund (consolidated)	0.60%
Managed Futures Strategy Fund (consolidated)	0.95%
*	For Floating Rate Treasury Fund and Strategic Corporate Bond Fund, WTAM has contractually agreed to limit its advisory fee to 0.15% and 0.45%, respectively through December 31, 2015, or unless earlier terminated by the Board of Trustees of the Trust. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time. For Floating Rate Treasury Fund and Strategic Corporate Bond Fund, WTAM waived $619 and $1,869 of its advisory fee for the period ended February 28, 2015, respectively.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	109

Notes to Financial Statements (unaudited) (continued)

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. See Note 7 for transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2015, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Generally, Funds issue and redeem shares on a cash basis, however, shares may also be issued or redeemed in kind. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

	Non-U.S. Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$—	$—	$—	$—
Brazilian Real Strategy Fund	—	—	—	—
Chinese Yuan Strategy Fund	—	—	—	—
Commodity Currency Strategy Fund	—	—	—	—
Emerging Currency Strategy Fund	—	—	—	—
Indian Rupee Strategy Fund	—	—	—	—
Asia Local Debt Fund	12,880,456	177,003,769	—	—
Australia & New Zealand Debt Fund	57,079,593	3,648,293	—	—
U.S. Aggregate Bond Negative Duration Fund	8,372,110	2,357,172	46,133,834	33,149,704
U.S. Aggregate Bond Zero Duration Fund	18,336,304	5,233,336	101,371,028	71,247,954
Floating Rate Treasury Fund	—	—	1,069,091	1,070,215
High Yield Bond Negative Duration Fund	7,585,447	1,636,197	—	—
High Yield Bond Zero Duration Fund	7,237,150	2,415,468	—	—
Emerging Markets Corporate Bond Fund	7,026,558	11,783,962	—	—
Emerging Markets Local Debt Fund	32,395,015	110,550,630	—	—
Japan Interest Rate Strategy Fund (consolidated)	—	—	—	—
Strategic Corporate Bond Fund	577,456	353,534	—	—
Global Real Return Fund (consolidated)	29,760	108,381	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—	—

For the six months ended February 28, 2015, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
U.S. Dollar Bullish Fund	$—	$—
Brazilian Real Strategy Fund	—	—
Chinese Yuan Strategy Fund	—	—
Commodity Currency Strategy Fund	—	—
Emerging Currency Strategy Fund	—	—
Indian Rupee Strategy Fund	—	—
Asia Local Debt Fund	—	44,787,020
Australia & New Zealand Debt Fund	—	3,767,164
U.S. Aggregate Bond Negative Duration Fund	8,846,337	2,835,155
U.S. Aggregate Bond Zero Duration Fund	13,312,749	—
Floating Rate Treasury Fund	—	—
High Yield Bond Negative Duration Fund	—	3,935,566

110	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (concluded)

Fund	Purchases	Sales
High Yield Bond Zero Duration Fund	$4,522,428	$6,483,778
Emerging Markets Corporate Bond Fund	—	13,916,202
Emerging Markets Local Debt Fund	8,126,481	106,190,271
Japan Interest Rate Strategy Fund (consolidated)	—	—
Strategic Corporate Bond Fund	—	—
Global Real Return Fund (consolidated)	—	—
Managed Futures Strategy Fund (consolidated)	—	—

Realized gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At February 28, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$297,898,668	$29	$(388)	$(359)
Brazilian Real Strategy Fund	21,610,870	—	(65)	(65)
Chinese Yuan Strategy Fund	110,261,486	—	(168,137)	(168,137)
Commodity Currency Strategy Fund	8,264,995	—	(7)	(7)
Emerging Currency Strategy Fund	69,655,964	—	(378)	(378)
Indian Rupee Strategy Fund	13,872,991	—	(13)	(13)
Asia Local Debt Fund	67,172,327	295,357	(6,371,220)	(6,075,863)
Australia & New Zealand Debt Fund	82,972,967	190,004	(4,086,303)	(3,896,299)
U.S. Aggregate Bond Negative Duration Fund	33,395,935	438,143	(23,640)	414,503
U.S. Aggregate Bond Zero Duration Fund	69,822,857	1,145,030	(64,061)	1,080,969
Floating Rate Treasury Fund	3,260,940	104	(182)	(78)
High Yield Bond Negative Duration Fund	8,046,636	30,565	(95,849)	(65,284)
High Yield Bond Zero Duration Fund	21,507,639	60,652	(222,536)	(161,884)
Emerging Markets Corporate Bond Fund	117,487,368	1,941,806	(6,554,352)	(4,612,546)
Emerging Markets Local Debt Fund	675,424,328	1,211,201	(130,626,247)	(129,415,046)
Japan Interest Rate Strategy Fund (consolidated)	4,799,947	—	(150,047)	(150,047)
Strategic Corporate Bond Fund	9,299,154	270,416	(130,415)	140,001
Global Real Return Fund (consolidated)	5,202,525	144,664	(1,269,716)	(1,125,052)
Managed Futures Strategy Fund (consolidated)	291,231,837	1,913	(47,311,430)	(47,309,517)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the six months ended February 28, 2015 are as follows:

Fund	Value at 8/31/2014	Purchases/ Additions	Sales/ Reductions	Value at 2/28/2015	Dividend Income
Global Real Return Fund (consolidated)
WisdomTree Emerging Markets Equity Income Fund	$26,365	$—	$—	$22,030	$852
WisdomTree Equity Income Fund	234,351	—	33,984	207,624	3,435
WisdomTree Global Natural Resources Fund	167,248	—	—	128,100	3,139
Total	$427,964	$—	$33,984	$357,754	$7,426

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2014, The FASB issued ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2015, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Trust’s financial statement disclosures.

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	111

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of the Investment Advisory Agreement with respect to WisdomTree Brazilian Real Strategy Fund, WisdomTree Chinese Yuan Strategy Fund, WisdomTree Commodity Currency Strategy Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree Indian Rupee Strategy Fund, WisdomTree Asia Local Debt Fund, WisdomTree Australia & New Zealand Debt Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Strategic Corporate Bond Fund, WisdomTree Global Real Return Fund, and WisdomTree Managed Futures Strategy Fund (each, a “Fund” and collectively, the “Funds”) and the approval of the Sub-Investment Advisory Agreements with respect to the aforementioned Funds, except WisdomTree Brazilian Real Strategy Fund and WisdomTree Global Real Return Fund

At a meeting (the “Meeting”) of the Board of Trustees of the WisdomTree Trust (the “Trust”) held on September 18-19, 2014, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreements between WisdomTree Asset Management (“WTAM”) and the Trust on behalf of the Funds, pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), the Sub-Investment Advisory Agreement (the “MCM Sub-Advisory Agreement”), pursuant to which Mellon Capital Management Corporation (“MCM”) coordinates the investment and reinvestment of the assets of the Funds, except WisdomTree Emerging Markets Corporate Bond Fund and WisdomTree Strategic Corporate Bond Fund, and the Sub-Investment Advisory Agreement (together with the MCM Sub-Advisory Agreement, the “Sub-Advisory Agreements” and, collectively with the Advisory Agreement and the MCM Sub-Advisory Agreement, the “Agreements”), pursuant to which Western Asset Management Company, Western Asset Management Company Ltd., and Western Asset Management Company Pte., Ltd. (collectively, “WAM” and, collectively with MCM, the “Sub-Advisers”) coordinate the investment and reinvestment of the assets of WisdomTree Emerging Markets Corporate Bond Fund and WisdomTree Strategic Corporate Bond Fund. The basis for the Board of Trustees’ approval of the Investment Sub-Advisory Agreements for WisdomTree Global Real Return Fund and WisdomTree Brazilian Real Strategy Fund is available in the Trust’s Annual Report to Shareholders for the period ended August 31, 2013 and August 31, 2014, respectively.

The Independent Trustees requested, and WTAM provided, such information as the Independent Trustees, with advice from independent legal counsel, deemed reasonably necessary to evaluate the Agreements. On March 20, 2014 and June 24, 2014, a committee of Independent Trustees (the “Contracts Review Committee”), with independent legal counsel, met with representatives from WTAM to discuss the types of information the Independent Trustees required and the manner in which fund management would organize and present such information. At a meeting held on August 8, 2014, representatives from WTAM presented preliminary information to the Board relating to the continuance of the Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Trustees, a majority of whom are Independent Trustees, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds.

The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed WTAM’s role as index provider to certain Funds. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ compliance with fund policies and objectives, oversight of general fund compliance with federal and state laws and the implementation of Board directives as they relate to the Funds. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day fund operations, including fund accounting, administration and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, supported the Board’s approval of the renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information (1) measuring each index fund’s performance by how well it tracked its WisdomTree benchmark index, (2) comparing, with respect to the fixed income, currency strategy and alternative funds, which are actively-managed, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2014 , and (3) comparing

112	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Lipper used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for certain of the actively-managed funds included a mix of pure-index and actively-managed ETFs. The Board also noted that due to the special characteristics of certain funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Lipper reports may or may not provide meaningful direct comparisons to the Funds. At the Meeting, and periodically throughout the prior year, the Board received reports that included information comparing each index fund’s performance with the performance of its WisdomTree benchmark index and comparing each actively managed fund’s performance with the performance of its reference benchmark index for the most recent quarter, the year-to-date and since inception.

The Board discussed each Fund’s performance in comparison to the performance of the specified benchmark index for the various periods. For each actively-managed fund, the Board also discussed the Fund’s performance in comparison to the performance of the specified Performance Group for the various periods, and sought explanations where Fund performance deviated from the median. The Board determined to monitor carefully in the coming year disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, as well as the advisory fees and total expenses of certain funds not included in the Lipper reports that WTAM considers to be significant competitors of the Funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of their entire management fee and reimbursement of certain operating expenses. The Board noted that the Funds’ actual management fees and total expenses generally were within 10 basis points of the actual management fees and total expenses of the funds in their respective Expense Groups and Expense Universes. In those specific instances where a Fund’s actual management fees or total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to differences in assets under management, the unique history of a Fund or certain comparison funds and temporary fee waivers in place for marketing or other reasons.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee from the relevant Funds) and not the Funds.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval of the renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale.

WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. Since WTAM, and not the Funds, pays the Sub-Advisers pursuant to the relevant Sub-Advisory Agreement, the Board did not consider the Sub-Advisers’ profitability to be relevant to its deliberations. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized any economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the relatively low advisory fee rates and the unitary fee structure of the Trust. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	113

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by WTAM.

* * * * * *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. The Board determined to renew the Agreements.

114	WisdomTree Currency Strategy, Fixed Income and Alternative Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

WisdomTree Currency Strategy, Fixed Income and Alternative Funds	115

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of February 28, 2015:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree DEFA Fund (DWM)

WisdomTree Europe Dividend Growth Fund (EUDG)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Hedged Dividend Growth Fund (IHDG)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds, Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund

WisdomTree Brazilian Real Strategy Fund

WisdomTree Chinese Yuan Strategy Fund

WisdomTree Commodity Currency Strategy Fund

WisdomTree Emerging Currency Strategy Fund

WisdomTree Indian Rupee Strategy Fund

Fixed Income Funds

WisdomTree Asia Local Debt Fund

WisdomTree Australia & New Zealand Debt Fund

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund

WisdomTree Bloomberg Floating Rate Treasury Fund

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Japan Interest Rate Strategy Fund

WisdomTree Strategic Corporate Bond Fund

Alternative Funds

WisdomTree Global Real Return Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WTGM-0309

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: May 7, 2015

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: May 7, 2015